As filed with the Securities and Exchange Commission on April 30, 1999

                                                       Registration Nos. 2-78020
                                                                        811-3488
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ----------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                          THE SECURITIES ACT OF 1933                         [X]
                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 29                      [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [X]
                                AMENDMENT NO. 31
                        (CHECK APPROPRIATE BOX OR BOXES.)

                                ----------------

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT )
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                                ----------------

                  ONE AMERICAN ROW, HARTFORD, CONNECTICUT 06115
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                                 (800) 447-4312
               (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                               DONA D. YOUNG, ESQ.
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                           HARTFORD, CONNECTICUT 06115
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

                                    COPY TO:
                               EDWIN L. KERR, ESQ.
                                PHOENIX HOME LIFE
                            MUTUAL INSURANCE COMPANY
                                ONE AMERICAN ROW
                               HARTFORD, CT 06115

                                ----------------

          It is proposed that this filing will become effective (check appropriate space)
          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
          [X] on May 1, 1999 pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ] on             pursuant to paragraph (a)(1) of Rule 485
          If appropriate, check the following box:
          [ ] this Post-Effective Amendment designates a new effective date for a previously Post-Effective Amendment.

================================================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 POST-EFFECTIVE AMENDMENT NO. 27 TO REGISTRATION
                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                             FORM N-4 ITEM                                                       PROSPECTUS CAPTION
                             -------------                                                       ------------------

 1.    Cover Page .....................................................   Cover Page

 2.    Definitions.....................................................   Special Terms

 3.    Synopsis or Highlights .........................................   Summary of Expenses; Summary

 4.    Condensed Financial Information ................................   Financial Highlights

 5.    General Description of Registrant, Depositor, and...............   Phoenix and the Account; The Fund; Voting Rights
       Portfolio Companies

 6.    Deductions and Expenses.........................................   Deductions and Charges; Sales of Variable Accumulation
                                                                          Contracts

 7.    General Description of Variable Annuity Contracts ..............   The Variable Accumulation Annuity; Purchase of Contracts;
                                                                          The Accumulation Period; Miscellaneous Provisions

 8.    Annuity Period .................................................   The Annuity Period

 9.    Death Benefits .................................................   Payment Upon Death Before Maturity Date

10.    Purchases and Contract Value ...................................   Purchase of Contracts; The Accumulation Period; Variable
                                                                          Account Valuation Procedures; Sales of Variable
                                                                          Accumulation Contracts

11.    Redemptions ....................................................   Surrender of Contracts; Partial Withdrawals; Free Look
                                                                          Period

12.    Taxes ..........................................................   Federal Income Taxes

13.    Legal Proceeding ...............................................   Litigation

14.    Table of Contents of Statement of Additional Information .......   Statement of Additional Information

15.    Cover Page .....................................................   Cover Page

16.    Table of Contents ..............................................   Table of Contents

17.    General Information and History ................................   Not Applicable

18.    Services .......................................................   Not Applicable

19.    Purchase of Securities Being Offered ...........................   Appendix

20.    Underwriters ...................................................   Underwriter

21.    Calculation of Yield Quotations of Money Market
       Subaccounts ....................................................   Calculation of Yield and Return

22.    Annuity Payments................................................   Calculation of Annuity Payments

23.    Financial Statements............................................   Financial Statements

----------
Note: This Registration Statement contains two prospectuses. One describes a variation of the Contract funded by The Phoenix Edge Series Fund, Wanger Advisors Trust and Templeton Variable Products Series Fund (Version A) and the other describes a variation of the Contract funded by the Templeton Variable Products Series Fund and Phoenix Edge Series Fund (Version B). This Registration Statement also contains two Statements of Additional Information; one corresponds to Prospectus Version A and the other corresponds to Prospectus Version B.

                                                                     [Version A}

                                                     GROUP STRATEGIC EDGE

                                         THE BIG EDGE CHOICE FOR NEW YORK
                                                        THE BIG EDGE PLUS

                                                         VARIABLE ANNUITY

                                                                Issued by

                                                 PHOENIX HOME LIFE MUTUAL
                                                        INSURANCE COMPANY

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171

PROSPECTUS                                                         MAY 1, 1999

This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PHOENIX EDGE SERIES FUND
----------------------------
 MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
 [diamond]   Phoenix Research Enhanced Index
 [diamond]   Phoenix-Aberdeen International
 [diamond]   Phoenix-Engemann Nifty Fifty
 [diamond]   Phoenix-Goodwin Balanced
 [diamond]   Phoenix-Goodwin Growth
 [diamond]   Phoenix-Goodwin Money Market
 [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income
 [diamond]   Phoenix-Goodwin Strategic Allocation
 [diamond]   Phoenix-Goodwin Strategic Theme
 [diamond]   Phoenix-Hollister Value Equity
 [diamond]   Phoenix-Oakhurst Growth and Income
 [diamond]   Phoenix-Schafer Mid-Cap Value
 [diamond]   Phoenix-Seneca Mid-Cap Growth

 MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
  [diamond]  Phoenix-Aberdeen New Asia

 MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
  [diamond]  Phoenix-Duff & Phelps Real Estate Securities

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
 MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
  [diamond]  Templeton Asset Allocation
  [diamond]  Templeton International
  [diamond]  Templeton Stock

 MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
  [diamond]  Templeton Developing Markets

 MANAGED BY FRANKLIN MUTUAL ADVISERS, INC.
  [diamond]  Mutual Shares Investments

WANGER ADVISORS TRUST
---------------------
 MANAGED BY WANGER ASSET MANAGEMENT, L.P.
  [diamond]  Wanger Foreign Forty
  [diamond]  Wanger International Small Cap
  [diamond]  Wanger Twenty
  [diamond]  Wanger U.S. Small Cap

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

     This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

Heading                                                    Page
----------------------------------------------------------------------------
SPECIAL TERMS.............................................    3
SUMMARY OF EXPENSES.......................................    5
CONTRACT SUMMARY .........................................   11
FINANCIAL HIGHLIGHTS......................................   13
PERFORMANCE HISTORY.......................................   21
THE VARIABLE ACCUMULATION ANNUITY.........................   21
PHOENIX AND THE ACCOUNT...................................   21
INVESTMENTS OF THE ACCOUNT ...............................   21
   The Phoenix Edge Series Fund...........................   21
   Templeton Variable Products Series Fund................   22
   Wanger Advisors Trust .................................   23
   Investment Advisers....................................   23
   Services of the Advisers...............................   24
PURCHASE OF CONTRACTS ....................................   24
DEDUCTIONS AND CHARGES....................................   24
   Premium Tax ...........................................   24
   Surrender Charges .....................................   24
   Charges for Mortality and Expense Risks ...............   25
   Charges for Administrative Services ...................   25
   Other Charges .........................................   25
THE ACCUMULATION PERIOD...................................   25
   Accumulation Units ....................................   25
   Accumulation Unit Values ..............................   26
   Transfers .............................................   26
   Surrender of Contract; Partial Withdrawals ............   27
   Lapse of Contract .....................................   27
   Payment Upon Death Before Maturity Date................   27
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER
   MAY 1, 1997............................................   28
   Surrender Charges......................................   28
   Daily Administrative Fee...............................   28
   Maturity Date..........................................   28
   Ownership of the Contract..............................   28
   Payment Upon Death Before Maturity Date................   28
   Transfers..............................................   29
GROUP CONTRACTS...........................................   29
   Allocated Group Contracts .............................   29
   Unallocated Group Contracts ...........................   30
THE ANNUITY PERIOD .......................................   30
   Variable Accumulation Annuity Contracts................   30
   Annuity Options .......................................   31
   Option A--Life Annuity with Specified Period
     Certain..............................................   31
   Option B--Non-Refund Life Annuity ......................   31
   Option D--Joint and Survivor Life Annuity ..............   31
   Option E--Installment Refund Life Annuity ..............   32
   Option F--Joint and Survivor Life Annuity with
     10-Year Period Certain ..............................   32
   Option G--Payments for Specified Period ................   32
   Option H--Payments of Specified Amount .................   32
   Option I--Variable Payment Life Annuity with
     10-Year Period Certain ..............................   32
   Option J--Joint Survivor Variable Payment Life Annuity
     with 10-Year Period Certain .........................   32
   Option K--Variable Payment Annuity for a Specified
     Period ................................................ 32
   Option L--Variable Payment Life Expectancy Annuity........ 32
   Option M--Unit Refund Variable Payment Life
     Annuity................................................ 32
   Option N--Variable Payment Non-Refund Life
     Annuity................................................ 32
   Other Options and Rates.................................  32
   Other Conditions .......................................  32
   Payment Upon Death After Maturity Date .................  33
VARIABLE ACCOUNT VALUATION PROCEDURES......................  33
MISCELLANEOUS PROVISIONS ..................................  33
   Assignment..............................................  33
   Deferment of Payment ...................................  34
   Free Look Period........................................  34
   Amendments to Contracts ................................  34
   Substitution of Fund Shares ............................  34
   Ownership of the Contract ..............................  34
FEDERAL INCOME TAXES ......................................  34
   Introduction ...........................................  34
   Tax Status..............................................  34
   Taxation of Annuities in General--Non-Qualified
     Plans ................................................  35
     Surrenders or Withdrawals Prior to the Contract
      Maturity Date .......................................  35
     Surrenders or Withdrawals On or After the Contract
      Maturity Date .......................................  35
     Penalty Tax on Certain Surrenders and
 Withdrawals ..............................................  35
   Additional Considerations...............................  36
   Diversification Standards ..............................  37
   Qualified Plans.........................................  37
     Tax Sheltered Annuities ("TSAs") .....................  38
     Keogh Plans...........................................  38
     Individual Retirement Accounts .......................  38
     Corporate Pension and Profit-Sharing Plans ...........  39
     Deferred Compensation Plans With Respect to
       Service for State and Local Governments and
       Tax Exempt Organizations ...........................  39
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Plans................................  39
     Seek Tax Advice.......................................  40
SALES OF VARIABLE ACCUMULATION CONTRACTS ..................  40
STATE REGULATION ..........................................  40
REPORTS ...................................................  40
VOTING RIGHTS .............................................  40
TEXAS OPTIONAL RETIREMENT PROGRAM .........................  41
LEGAL MATTERS .............................................  41
SAI........................................................  41
APPENDIX A ................................................  42
APPENDIX B ................................................  47
APPENDIX C.................................................  48

SPECIAL TERMS
-----------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contracts described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the Contract Value is the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.

FUNDS: The Phoenix Edge Series Fund, the Wanger Advisors Trust and the Templeton Variable Products Series Fund.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this Prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuities (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The Maturity Date will not be any earlier than the fifth Contract anniversary and no later than the Annuitant's 85th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE, US, COMPANY): Phoenix Home Life Mutual Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operations Division of Phoenix that receives and processes incoming mail for Variable Products Operations.

VPO:  The Variable Products Operations.

                                                SUMMARY OF EXPENSES

                                                                                                      NEW YORK INDIVIDUAL CONTRACTS
                                                                                                                 ISSUED ON OR
CONTRACT OWNER TRANSACTION EXPENSES                                    INDIVIDUAL AND GROUP CONTRACTS            AFTER 5/1/97
                                                                       ------------------------------            ------------
Sales Charge Imposed on Purchases....................................                None                            None
Deferred Surrender Charge (as a percentage of amount surrendered)(1)
    Age of Payment in Complete Years 0-1.............................                 6%                              7%
    Age of Payment in Complete Years 1-2.............................                 5%                              6%
    Age of Payment in Complete Years 2-3.............................                 4%                              5%
    Age of Payment in Complete Years 3-4.............................                 3%                              4%
    Age of Payment in Complete Years 4-5.............................                 2%                              3%
    Age of Payment in Complete Years 5-6.............................                 1%                              2%
    Age of Payment in Complete Years 6 and thereafter................                 0%                              N/A
    Age of Payment in Complete Years 6-7.............................                 N/A                             1%
    Age of Payment in Complete Years 7 and thereafter................                 N/A                             0%
Exchange Fee-- Maximum Allowable Charge Per Exchange.................                 $10                             $10

ANNUAL CONTRACT FEE
    Maximum....................................................................       $35                             $35

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
    Mortality and Expense Risk Fees (depending on Contract form)(2)............   1.25% or 1.00%                     1.25%
    Daily Administrative Fee...................................................       None                            .125%
    Total Separate Account Annual Expenses (depending on Contract form)(2).....   1.25% or 1.00%                     1.375%


FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)

-------------------------------------------------------------------------------------------------------------------------------
                                                                    RULE 12B-1            OTHER EXPENSES(3)        TOTAL ANNUAL
SERIES                                            MANAGEMENT FEES      FEES       (BEFORE EXPENSE REIMBURSEMENT)    EXPENSES(3)
-------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND

Phoenix Research Enhanced Index                        .45%             N/A                    .37%                    .82%
Phoenix-Aberdeen International                         .75%             N/A                    .23%                    .98%
Phoenix-Aberdeen New Asia                             1.00%             N/A                   1.50%                   2.50%
Phoenix-Duff & Phelps Real Estate Securities           .75%             N/A                    .26%                   1.61%
Phoenix-Engemann Nifty Fifty                           .90%             N/A                   1.68%                   2.58%
Phoenix-Goodwin Balanced                               .55%             N/A                    .13%                    .68%
Phoenix-Goodwin Growth                                 .62%             N/A                    .07%                    .69%
Phoenix-Goodwin Money Market                           .40%             N/A                    .15%                    .55%
Phoenix-Goodwin Multi-Sector Fixed Income              .50%             N/A                    .14%                    .64%
Phoenix-Goodwin Strategic Allocation                   .58%             N/A                    .10%                    .68%
Phoenix-Goodwin Strategic Theme                        .75%             N/A                    .24%                    .99%
Phoenix-Hollister Value Equity                         .70%             N/A                   1.76%                   2.46%
Phoenix-Oakhurst Growth and Income                     .70%             N/A                    .76%                   1.46%
Phoenix-Schafer Mid-Cap Value                         1.05%             N/A                   1.72%                   2.77%
Phoenix-Seneca Mid-Cap Growth                          .80%             N/A                   2.01%                   2.81%
-----------------------------------------------------------------------------------------------------------------------------

(1)A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if the payments have not been held under the Contract for a certain period of time. However, each year an amount up to 10% of the Contract Value as of the end of the previous Contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

(2)The expense risk charge under a contract is either .60% or .85% depending on when the Contract was issued. See "Deductions and Charges--Charges for Mortality and Expense Risks."

(3)Each Series pays a portion or all of its expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. Expenses in excess of the stated amount are reimbursed by that Series' investment advisor. For those Series receiving expense reimbursement, the Actual Total Annual Expenses for the year ending December 31, 1998 were as follows:

   .55% Phoenix Research Enhanced Index                    .85%  Phoenix-Oakhurst Growth and Income
  1.25% Phoenix-Aberdeen New Asia                         1.20% Phoenix-Schafer Mid-Cap Value
  1.00% Phoenix-Duff & Phelps Real Estate Securities      1.05% Phoenix-Seneca Mid-Cap Growth
   .85% Phoenix-Hollister Value Equity


-----------------------------------------------------------------------------------------------------------------------------------
                                                                         RULE 12B-1                                    TOTAL ANNUAL
SERIES                                                 MANAGEMENT FEES      FEES(1)             OTHER EXPENSES           EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON VARIABLE PRODUCTS SERIES FUND

Mutual Shares Investments-- Class 2(2)                      .60%            .25%                    2.27%                3.12%
Templeton Asset Allocation-- Class 2                        .60%            .25%                    .18%                 1.03%
Templeton Developing Markets-- Class 2                     1.25%            .25%                    .41%                 1.91%
Templeton International-- Class 2                           .69%            .25%                    .17%                 1.11%
Templeton Stock-- Class 2                                   .70%            .25%                    .19%                 1.14%

WANGER ADVISORS TRUST

Wanger Foreign Forty                                        .95%             N/A                    .50%                 1.45%
Wanger International Small Cap                             1.27%             N/A                    .28%                 1.55%
Wanger Twenty                                               .90%             N/A                    .45%                 1.35%
Wanger U.S. Small Cap                                       .96%             N/A                    .06%                 1.02%
-------------------------------------------------------------------------------------------------------------------

(1)Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "12b-1 Plan" which is described in the Fund's prospectus.

(2)The Adviser has agreed in advance to limit Management Fees so that the Actual Total Annual Expenses did not exceed 1.25% in 1998 for the Mutual Shares Investments Fund. See the Fund prospectus for details.

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES (APPLICABLE TO ALL CONTRACTS EXCEPT NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997.):

    If you surrender your Contract at the end of the applicable period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS         10 YEARS
                ------                                                   ------           -------         -------         --------
Phoenix Research Enhanced Index.................................             $ 79             $112            $145             $267
Phoenix-Aberdeen International..................................               81              116             153              283
Phoenix-Aberdeen New Asia.......................................               95              159             224              421
Phoenix-Duff & Phelps Real Estate Securities....................               81              117             154              286
Phoenix-Engemann Nifty Fifty....................................               96              161             228              428
Phoenix-Goodwin Balanced........................................               78              108             138              252
Phoenix-Goodwin Growth..........................................               78              108             139              253
Phoenix-Goodwin Money Market....................................               76              104             132              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................               77              106             136              248
Phoenix-Goodwin Strategic Allocation............................               78              108             138              252
Phoenix-Goodwin Strategic Theme.................................               81              117             153              284
Phoenix-Hollister Value Equity..................................               94              158             222              417
Phoenix-Oakhurst Growth and Income..............................               85              130             176              329
Phoenix-Schafer Mid-Cap Value...................................               97              167             237              444
Phoenix-Seneca Mid-Cap Growth...................................               98              168             238              447
Mutual Shares Investments-- Class 2.............................               83              124             N/A              N/A
Templeton Asset Allocation-- Class 2............................               81              118             155              288
Templeton Developing Markets-- Class 2..........................               89              143             197              370
Templeton International-- Class 2...............................               82              120             159              295
Templeton Stock-- Class 2.......................................               82              121             161              298
Wanger Foreign Forty(1).........................................               86              133             N/A              N/A
Wanger International Small Cap..................................               86              133             180              337
Wanger Twenty(1)................................................               85              131             N/A              N/A
Wanger U.S. Small Cap...........................................               81              117             155              287
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    If you annuitize your Contract at the end of one of these time periods, you would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
                ------                                                   ------           -------         -------        --------
Phoenix Research Enhanced Index.................................             $ 79             $112             $125             $267
Phoenix-Aberdeen International..................................               81              116              133              283
Phoenix-Aberdeen New Asia.......................................               95              159              206              421
Phoenix-Duff & Phelps Real Estate Securities....................               81              117              134              286
Phoenix-Engemann Nifty Fifty....................................               96              161              209              428
Phoenix-Goodwin Balanced........................................               78              108              117              252
Phoenix-Goodwin Growth..........................................               78              108              118              253
Phoenix-Goodwin Money Market....................................               76              104              111              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................               77              106              115              248
Phoenix-Goodwin Strategic Allocation............................               78              108              117              252
Phoenix-Goodwin Strategic Theme.................................               81              117              133              417
Phoenix-Hollister Value Equity..................................               94              158              203              417
Phoenix-Oakhurst Growth and Income..............................               85              130              156              329
Phoenix-Schafer Mid-Cap Value...................................               97              167              218              444
Phoenix-Seneca Mid-Cap Growth...................................               98              168              220              447
Mutual Shares Investments-- Class 2.............................               83              124              N/A              N/A
Templeton Asset Allocation-- Class 2............................               81              118              135              288
Templeton Developing Markets-- Class 2..........................               89              143              178              370
Templeton International-- Class 2...............................               82              120              139              295
Templeton Stock-- Class 2.......................................               82              121              141              298
Wanger Foreign Forty(1).........................................               86              133              N/A              N/A
Wanger International Small Cap..................................               86              133              161              337
Wanger Twenty(1)................................................               85              131              N/A              N/A
Wanger U.S. Small Cap...........................................               81              117              135              287
------------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                  1 YEAR           3 YEARS          5 YEARS         10 YEARS
                ------                                                  ------           -------          -------         --------

Phoenix Research Enhanced Index.................................           $ 24             $ 73              $125             $267
Phoenix-Aberdeen International..................................             25               78               133              283
Phoenix-Aberdeen New Asia.......................................             40              122               206              421
Phoenix-Duff & Phelps Real Estate Securities....................             26               78               134              286
Phoenix-Engemann Nifty Fifty....................................             41              124               209              428
Phoenix-Goodwin Balanced........................................             22               69               117              252
Phoenix-Goodwin Growth..........................................             22               69               118              253
Phoenix-Goodwin Money Market....................................             21               65               111              239
Phoenix-Goodwin Multi-Sector Fixed Income.......................             22               67               115              248
Phoenix-Goodwin Strategic Allocation............................             22               69               117              252
Phoenix-Goodwin Strategic Theme.................................             25               78               133              284
Phoenix-Hollister Value Equity..................................             40              121               203              417
Phoenix-Oakhurst Growth and Income..............................             30               92               156              329
Phoenix-Schafer Mid-Cap Value...................................             43              130               218              444
Phoenix-Seneca Mid-Cap Growth...................................             43              131               220              447
Mutual Shares Investments-- Class 2.............................             28               86               N/A              N/A
Templeton Asset Allocation-- Class 2............................             26               79               135              288
Templeton Developing Markets-- Class 2..........................             34              105               178              370
Templeton International-- Class 2...............................             27               81               139              295
Templeton Stock-- Class 2.......................................             27               82               141              298
Wanger Foreign Forty(1).........................................             31               95               N/A              N/A
Wanger International Small Cap..................................             31               95               161              337
Wanger Twenty(1)................................................             30               92               N/A              N/A
Wanger U.S. Small Cap...........................................             26               79               135              287
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

     The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

EXAMPLES--THE INFORMATION INCLUDED IN THESE EXAMPLES APPLIES TO NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

------------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS         10 YEARS
                ------                                                   ------           -------         -------         --------
Phoenix Research Enhanced Index.................................             $ 87             $120           $156              $275
Phoenix-Aberdeen International..................................               89              125            164               291
Phoenix-Aberdeen New Asia.......................................              104              170            236               429
Phoenix-Duff & Phelps Real Estate Securities....................               89              126            165               294
Phoenix-Engemann Nifty Fifty....................................              105              172            240               435
Phoenix-Goodwin Balanced........................................               86              116            149               261
Phoenix-Goodwin Growth..........................................               86              116            149               262
Phoenix-Goodwin Money Market....................................               85              112            142               248
Phoenix-Goodwin Multi-Sector Fixed Income.......................               86              115            147               257
Phoenix-Goodwin Strategic Allocation............................               86              116            149               261
Phoenix-Goodwin Strategic Theme.................................               89              125            164               292
Phoenix-Hollister Value Equity..................................              104              168            235               425
Phoenix-Oakhurst Growth and Income..............................               94              139            187               337
Phoenix-Schafer Mid-Cap Value...................................              107              177            249               451
Phoenix-Seneca Mid-Cap Growth...................................              107              178            251               454
Mutual Shares Investments-- Class 2.............................              110              187            N/A               N/A
Templeton Asset Allocation-- Class 2............................               90              127            166               296
Templeton Developing Markets-- Class 2..........................               98              153            209               378
Templeton International-- Class 2...............................               90              129            170               304
Templeton Stock-- Class 2.......................................               91              130            172               307
Wanger Foreign Forty(1).........................................               94              140            N/A               N/A
Wanger International Small Cap..................................               95              142            192               345
Wanger Twenty(1)................................................               93              136            N/A               N/A
Wanger U.S. Small Cap...........................................               89              126            166               295
------------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    If you annuitize your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment assuming 5% annual return on assets:

-----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                   1 YEAR           3 YEARS         5 YEARS        10 YEARS
                ------                                                   ------           -------         -------        --------
Phoenix Research Enhanced Index.................................            $ 87             $120             $129            $275
Phoenix-Aberdeen International..................................              89              125              137             291
Phoenix-Aberdeen New Asia.......................................             104              170              209             429
Phoenix-Duff & Phelps Real Estate Securities....................              89              126              138             294
Phoenix-Engemann Nifty Fifty....................................             105              172              213             435
Phoenix-Goodwin Balanced........................................              86              116              122             261
Phoenix-Goodwin Growth..........................................              86              116              122             262
Phoenix-Goodwin Money Market....................................              85              112              115             248
Phoenix-Goodwin Multi-Sector Fixed Income.......................              86              115              120             257
Phoenix-Goodwin Strategic Allocation............................              86              116              122             261
Phoenix-Goodwin Strategic Theme.................................              89              125              137             292
Phoenix-Hollister Value Equity..................................             104              168              208             425
Phoenix-Oakhurst Growth and Income..............................              94              139              160             337
Phoenix-Schafer Mid-Cap Value...................................             107              177              222             451
Phoenix-Seneca Mid-Cap Growth...................................             107              178              224             454
Mutual Shares Investments-- Class 2.............................             110              187              N/A             N/A
Templeton Asset Allocation-- Class 2............................              90              127              139             296
Templeton Developing Markets-- Class 2..........................              98              153              182             378
Templeton International-- Class 2...............................              90              129              143             304
Templeton Stock-- Class 2.......................................              91              130              145             307
Wanger Foreign Forty(1).........................................              94              140              N/A             N/A
Wanger International Small Cap..................................              95              142              165             345
Wanger Twenty(1)................................................              93              136              N/A             N/A
Wanger U.S. Small Cap...........................................              89              126              139             295
-----------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expense on a $1,000 investment assuming 5% annual return on assets.

-----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                  1 YEAR           3 YEARS          5 YEARS         10 YEARS
                ------                                                  ------           -------          -------         --------
Phoenix Research Enhanced Index.................................           $ 24             $ 75              $129            $275
Phoenix-Aberdeen International..................................             26               80               137             291
Phoenix-Aberdeen New Asia.......................................             41              125               209             429
Phoenix-Duff & Phelps Real Estate Securities....................             26               81               138             294
Phoenix-Engemann Nifty Fifty....................................             42              127               213             435
Phoenix-Goodwin Balanced........................................             23               71               122             261
Phoenix-Goodwin Growth..........................................             23               71               122             262
Phoenix-Goodwin Money Market....................................             22               67               115             248
Phoenix-Goodwin Multi-Sector Fixed Income.......................             23               70               120             257
Phoenix-Goodwin Strategic Allocation............................             23               71               122             261
Phoenix-Goodwin Strategic Theme.................................             26               80               137             292
Phoenix-Hollister Value Equity..................................             41              123               208             425
Phoenix-Oakhurst Growth and Income..............................             31               94               160             337
Phoenix-Schafer Mid-Cap Value...................................             44              132               222             451
Phoenix-Seneca Mid-Cap Growth...................................             44              133               224             454
Mutual Shares Investments-- Class 2.............................             47              142               N/A             N/A
Templeton Asset Allocation-- Class 2............................             27               82               139             296
Templeton Developing Markets-- Class 2..........................             35              108               182             378
Templeton International-- Class 2...............................             27               84               143             304
Templeton Stock-- Class 2.......................................             28               85               145             307
Wanger Foreign Forty(1).........................................             31               94               N/A             N/A
Wanger International Small Cap..................................             32               97               165             345
Wanger Twenty(1)................................................             30               91               N/A             N/A
Wanger U.S. Small Cap...........................................             26               81               139             295
-----------------------------------------------------------------------------------------------------------------------------------

(1) Inclusion of this Subaccount began on February 1, 1999.

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

     The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
-------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.

OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the Maturity Date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Payments are invested in one or more of the Subaccounts, and the GIA.

[diamond] Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The Contract Value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum-- 4%).

WITHDRAWALS
[diamond] You may partially or fully surrender the Contract anytime for its Contract Value less any applicable surrender charge and premium tax.

[diamond] During the first Contract Year, you may withdraw up to 10% of the Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond] No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options K or L.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond] A declining surrender charge is assessed on withdrawals in excess of 10% of the Account Value, based on the date the payments are deposited:

INDIVIDUAL & GROUP CONTRACTS:
--------------------------------------------------------------
Percent               6%   5%    4%    3%    2%    1%    0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0     1    2     3     4     5     6
--------------------------------------------------------------
NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:
--------------------------------------------------------------
Percent              7%   6%   5%   4%    3%   2%   1%   0%
--------------------------------------------------------------
Age of Payment in
Complete Years        0    1    2    3    4     5    6   7+
--------------------------------------------------------------

    o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. Applies to Individual
          Contracts only issued in New York on or after May 1, 1997. See "New York Individual Contracts Issued On or After May 1, 1997--Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS
[diamond]   Premium Taxes--taken from the Contact Value upon annuitization.

    o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    For all Contracts except New York Individual Contracts issued on or after May 1, 1997.

    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1998. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

         Following are financial highlights for Individual and Group Contracts for the periods indicated.

                                                                                PHOENIX RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                                     VA1                     VA2, VA3 & GSE
                                                                         -------------------------------------------------------
                                                                                           FROM                          FROM
                                                                                         INCEPTION                     INCEPTION
                                                                          YEAR ENDED    7/15/97 TO     YEAR ENDED     7/15/97 TO
                                                                           12/31/98      12/31/97       12/31/98       12/31/97
                                                                           --------      --------       --------       --------
 Unit value, beginning of period........................................  $1.019907      $1.000000      $1.052252      $1.000000
 Unit value, end of period..............................................  $1.329762      $1.019907      $1.368460      $1.052252
                                                                          =========      =========      =========      =========
 Number of units outstanding (000)......................................      1,139            600         18,649         22,856

                                                                   PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                     VA1
                                           -----------------------------------------------------------------------------------------
                                                                                                                              FROM
                                                                                                                           INCEPTION
                                                                      YEAR ENDED DECEMBER 31,                              5/1/90 TO
                                             1998      1997      1996      1995     1994     1993       1992      1991     12/31/90
                                             ----      ----      ----      ----     ----     ----       ----      ----     ---------
Unit value, beginning of period........   $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543 $1.000000
Unit value, end of period .............   $2.270606 $1.792595 $1.615890 $1.375527 $1.267735 $1.279733 $0.933515 $1.081746 $0.912543
                                          ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000)......       2,641     2,998     3,337     3,762     5,926    3,309      1,401       816       490

                                                                   PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                VA2, VA3 & GSE
                                           -----------------------------------------------------------------------------------------
                                                                                                                               FROM
                                                                                                                           INCEPTION
                                                                     YEAR ENDED DECEMBER 31,                               5/1/90 TO
                                            1998      1997      1996      1995      1994     1993       1992       1991     12/31/90
                                            ----      ----      ----      ----      ----     ----       ----       ----     --------
                                          C>
Unit value, beginning of period.........  $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158 $1.000000
Unit value, end of period ..............  $2.222864 $1.759243 $1.589771 $1.356645 $1.253391 $1.268491 $0.927578 $1.077492 $0.911158
                                          ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding (000).......     65,866    76,704    80,535   78,985     88,400    39,929   12,307      4,364     1,616

                                                                             PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                          VA1                             VA2, VA3 & GSE
                                                           ----------------------------------  ------------------------------------
                                                                                      FROM                                 FROM
                                                                                   INCEPTION                            INCEPTION
                                                                       YEAR ENDED  9/17/96 TO              YEAR ENDED   9/17/96 TO
                                                              1998      12/31/97    12/31/96      1998      12/31/97     12/31/96
                                                              ----      --------    --------      ----      --------     --------
 Unit value, beginning of period.......................... $0.667590   $0.997626   $1.000000   $0.666233    $0.998026   $1.000000
 Unit value, end of period................................ $0.636069   $0.667590   $0.997626   $0.628739    $0.666233   $0.998026
                                                           =========   =========   =========   =========    =========   =========
 Number of units outstanding (000)........................       186         223         395       8,543        9,542       8,125

                                                      PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                       VA1                                          VA2, VA3 & GSE
                                  ----------------------------------------------- -------------------------------------------------
                                                                            FROM                                             FROM
                                         YEAR ENDED DECEMBER 31,         INCEPTION        YEAR ENDED DECEMBER 31,         INCEPTION
                                         -----------------------         5/1/95 TO        -----------------------         5/1/95 TO
                                       1998        1997        1996       12/31/95      1998        1997        1996       12/31/95
                                       ----        ----        ----       --------      ----        ----        ----      ---------
 Unit value, beginning of period.... $1.840367   $1.522792    $1.155453   $1.000000   $1.851492   $1.535829   $1.168262    $1.000000
 Unit value, end of period.......... $1.435700   $1.840367    $1.522792   $1.155453   $1.440674   $1.851492   $1.535829    $1.168262
                                     =========   =========    =========   =========   =========   =========   =========    =========
 Number of units outstanding (000)..       282         405          189          34      14,027      19,835      12,614        7,009


                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                                               VA1                   VA2, VA3 & GSE
                                                                                         -----------------          ----------------
                                                                                                FROM                      FROM
                                                                                              INCEPTION                INCEPTION
                                                                                         3/10/98 TO 12/31/98      3/3/98 TO 12/31/98
                                                                                         -------------------      ------------------
 Unit value, beginning of period....................................................        $1.000000                  $1.000000
 Unit value, end of period..........................................................        $1.248784                  $1.249645
                                                                                            =========                  =========
 Number of units outstanding (000)..................................................              171                      4,459

                                                                                  PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                                   VA1
                                                               --------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                               -----------------------                    5/1/92 TO
                                                                 1998     1997      1996       1995      1994     1993     12/31/92
                                                                 ----     ----      ----       ----      ----     ----    ---------
 Unit value, beginning of period............................  $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965 $1.000000
 Unit value, end of period..................................  $2.068143 $1.755101 $1.503025 $1.373104 $1.124370 $1.168840 $1.086965
                                                              ========= ========= ========= ========= ========= ========= =========
 Number of units outstanding (000)..........................      2,588     2,885     3,271     4,027     4,732     5,601     3,283

                                                                                  PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                               VA2, VA3 & GSE
                                                               --------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,                    INCEPTION
                                                                               -----------------------                    5/1/92 TO
                                                                 1998     1997       1996       1995     1994     1993     12/31/92
                                                                 ----     ----       ----       ----     ----     ----    ---------
 Unit value, beginning of period............................  $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113 $1.000000
 Unit value, end of period..................................  $2.034127 $1.730535 $1.485649 $1.360620 $1.116862 $1.163951 $1.085113
                                                              ========= ========= ========= ========= ========= ========= =========
 Number of units outstanding (000)..........................     99,624   110,735   118,572   126,919   130,797   123,929    39,740

                                                                 PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998       1997      1996      1995     1994      1993      1992      1991      1990      1989
                                 ----       ----      ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $11.055774  $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255 $2.501870
Unit value, end of period..  $14.231978 $11.055774 $9.222031 $8.273644 $6.384494 $6.355486 $5.362579 $4.910837 $3.474821 $3.373255
                             ========== ========== ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................       5,404      6,273     7,215     8,153     8,351     8,671     8,652     7,280     6,658     6,726

                                                                 PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                          VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                 1998       1997      1996      1995     1994      1993      1992      1991      1990      1989
                                 ----       ----      ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $10.762048  $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325 $2.489403
Unit value, end of period..  $13.819193 $10.762048 $8.999162 $8.093932 $6.261062 $6.248053 $5.284626 $4.851447 $3.440659 $3.348325
                             ========== ========== ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      83,410     97,099   100,883    94,344    76,226    52,751    29,531    12,343     4,415     1,792

                                                             PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998      1997     1996      1995     1994      1993      1992      1991      1990      1989
                                 ----      ----     ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595 $1.497413
Unit value, end of period..  $2.304138 $2.214444 $2.126440 $2.045097 $1.954211 $1.900873 $1.866308 $1.820007 $1.734559 $1.619595
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      2,845     2,264     3,460     3,457     4,649     4,617     8,601    10,289    13,110    13,319

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                       VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                 1998      1997     1996      1995     1994      1993      1992      1991      1990      1989
                                 ----      ----     ----      ----     ----      ----      ----      ----      ----      ----
Unit value, beginning of
 period....................  $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305 $1.489598
Unit value, end of period..  $2.236763 $2.155028 $2.074515 $2.000092 $1.915930 $1.868172 $1.838756 $1.797544 $1.717328 $1.607305
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................     34,700    32,025    40,530    37,026    38,007    30,143    27,132    15,331     8,723     4,057

                                                       PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                                VA1
                             -------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED DECEMBER 31,
                                                                    -----------------------
                                1998     1997      1996      1995      1994      1993       1992     1991      1990      1989
                                ----     ----      ----      ----      ----      ----       ----     ----      ----      ----
Unit value, beginning of
 period....................  $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888 $1.786177
Unit value, end of period..  $3.925373 $4.143015 $3.761132 $3.379335 $2.762836 $2.952674 $2.572692 $2.360698 $1.993832 $1.913888
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
 (000).....................      2,315     3,556     4,114     4,418     4,839     5,798     5,539     5,541     5,085     6,195

                                                      PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                         VA2, VA3 & GSE
                             -------------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                                                      -----------------------
                                1998      1997     1996      1995      1994      1993      1992      1991     1990      1989
                                ----      ----     ----      ----      ----      ----      ----      ----     ----      ----
Unit value, beginning of
period.....................  $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392 $1.974705$1.900136 $1.777482
Unit value, end of period..  $3.812622 $4.022553 $3.671202 $3.306804 $2.710153 $2.902941 $2.535693 $2.332392$1.974705 $1.900136
                             ========= ========= ========= ========= ========= ========= ========= ================== =========
Number of units outstanding
(000)......................     25,246    29,600    27,079    25,435    20,608    19,839    10,612    3,480     1,438       856

                                                          PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                               VA1
                                ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1998      1997      1996      1995      1994      1993     1992      1991      1990      1989
                                   ----      ----      ----      ----      ----      ----     ----      ----      ----      ----
Unit value, beginning of
period.....................  $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058 $1.608209
Unit value, end of period..  $5.434874 $4.544296 $3.801441 $3.520947 $3.008513 $3.081973 $2.804149 $2.559543 $1.999109 $1.909058
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)...................... .   11,665    13,378    15,341    18,038    19,981    23,027    23,424    22,916    22,667    24,606

                                                          PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                          VA2, VA3 & GSE
                                 ---------------------------------------------------------------------------------------------------
                                                                      YEAR ENDED DECEMBER 31,
                                   1998      1997      1996      1995      1994      1993      1992     1991      1990      1989
                                   ----      ----      ----      ----      ----      ----      ----     ----      ----      ----
Unit value, beginning of
period.....................  $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604 $1.600110
Unit value, end of period..  $5.274814 $4.421518 $3.707833 $3.442824 $2.948151 $3.028790 $2.762529 $2.527829 $1.979067 $1.894604
                             ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Number of units outstanding
(000)......................     55,361    64,407    69,901    73,165    68,860    53,869    30,431    13,524     7,031     3,797


                                                                         PHOENIX-GOODWIN STRATEGIC THEME SUBACCOUNT
                                                                          VA1                            VA2, VA3 & GSE
                                                          -----------------------------------  -------------------------------------
                                                                                     FROM                                 FROM
                                                                                   INCEPTION                            INCEPTION
                                                                      YEAR ENDED  1/29/96 TO               YEAR ENDED  1/29/96 TO
                                                             1998      12/31/97    12/31/96       1998      12/31/97    12/31/96
                                                             ----      --------    --------       ----      --------    --------
 Unit value, beginning of period.......................   $1.259897   $1.086084    $1.000000   $1.262435   $1.090843    $1.000000
 Unit value, end of period.............................   $1.805131   $1.259897    $1.086084   $1.804159   $1.262435    $1.090843
                                                          =========   =========    =========   =========   =========    =========
 Number of units outstanding (000).....................         479         737          621      21,470      23,027       17,311

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                                             VA1                   VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                            FROM                        FROM
                                                                                         INCEPTION                   INCEPTION
                                                                                     5/21/98 TO 12/31/98        3 /3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.....................................................     $1.000000                   $1.000000
Unit value, end of period...........................................................     $1.039906                   $1.096514
                                                                                         =========                   =========
Number of units outstanding (000)...................................................            31                       4,715

                                                                                            PHOENIX-OAKHURST GROWTH AND INCOME
                                                                                                        SUBACCOUNT
                                                                                             VA1                   VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                            FROM                       FROM
                                                                                         INCEPTION                   INCEPTION
                                                                                   3 /4/98 TO 12/31/98           3/3/98 TO 12/31/98
                                                                                -------------------           ------------------
Unit value, beginning of period.................................................         $1.000000                   $1.000000
Unit value, end of period.......................................................         $1.194641                   $1.192258
                                                                                         =========                   =========
Number of units outstanding (000)...............................................               429                      16,396

                                                                                         PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                     -------------------        -------------------
                                                                                       FROM INCEPTION             FROM INCEPTION
                                                                                     3/17/98 TO 12/31/98        3/3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.................................................         $1.000000                  $1.000000
Unit value, end of period.......................................................         $0.858489                  $0.877027
                                                                                         =========                  =========
Number of units outstanding (000)...............................................                96                      4,559

                                                                                         PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                       FROM INCEPTION             FROM INCEPTION
                                                                                     4/16/98 TO 12/31/98        3/3/98 TO 12/31/98
                                                                                     -------------------        -------------------
Unit value, beginning of period.....................................................     $1.000000                   $1.000000
Unit value, end of period...........................................................     $1.087509                   $1.204999
                                                                                         =========                   =========
Number of units outstanding (000)...................................................            43                       3,535

                                                                                           MUTUAL SHARES INVESTMENTS SUBACCOUNT

                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                                                  FROM INCEPTION
                                                                                                               11/11/98 TO 12/31/98
                                                                                                               --------------------
Unit value, beginning of period.....................................................       $ --                     $1.000000
Unit value, end of period...........................................................       $ --                     $1.014614
                                                                                          ========                  =========
Number of units outstanding (000)...................................................                                      124

                                                                                       TEMPLETON ASSET ALLOCATION SUBACCOUNT
                                                                                             VA1                  VA2, VA3 & GSE
                                                                                       ----------------           -----------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      6/2/97 TO     YEAR ENDED     5/2/97 TO
                                                                           12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $1.032795      $1.000000     $1.076228      $1.000000
 Unit value, end of period..............................................   $1.084915      $1.032795     $1.127724      $1.076228
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         131            152         4,579          4,254

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  TEMPLETON DEVELOPING MARKETS SUBACCOUNT

                                                                                     VA1                      VA2, VA3 & GSE
                                                                         ---------------------------- -----------------------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED     5/15/97 TO     YEAR ENDED     5/1/97 TO
                                                                           12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $0.676043      $1.000000     $0.666465      $1.000000
 Unit value, end of period..............................................   $0.528457      $0.676043     $0.519642      $0.666465
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         711            718         4,248          4,166


                                                                                     TEMPLETON INTERNATIONAL SUBACCOUNT
                                                                                      VA1                     VA2, VA3 & GSE
                                                                         ----------------------------  ----------------------------
                                                                                            FROM                         FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      7/2/97 TO     YEAR ENDED     5/5/97 TO
                                                                            12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $0.973941      $1.000000     $1.075966      $1.000000
 Unit value, end of period..............................................   $1.051797      $0.973941     $1.158804      $1.075966
                                                                            =========      =========     =========      =========
 Number of units outstanding (000)......................................         211            144         7,109          6,907


                                                                                        TEMPLETON STOCK SUBACCOUNT
                                                                                      VA1                     VA2, VA3 & GSE
                                                                         ---------------------------- -----------------------------
                                                                                            FROM                          FROM
                                                                                          INCEPTION                    INCEPTION
                                                                          YEAR ENDED      5/1/97 TO     YEAR ENDED     5/1/97 TO
                                                                            12/31/98       12/31/97       12/31/98      12/31/97
                                                                           ---------      ---------     ---------      ---------
 Unit value, beginning of period........................................   $1.063678      $1.000000     $1.062244      $1.000000
 Unit value, end of period..............................................   $1.063450      $1.063678     $1.059457      $1.062244
                                                                           =========      =========     =========      =========
 Number of units outstanding (000)......................................         123            116         7,999          7,841

                                                             WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                         VA1                                         VA2, VA3 & GSE
                                    ---------------------------------------------- -------------------------------------------------
                                                                           FROM                                             FROM
                                                                         INCEPTION                                       INCEPTION
                                          YEAR ENDED DECEMBER 31,        5/1/95 TO        YEAR ENDED DECEMBER 31,        5/1/95 TO
                                       1998        1997        1996      12/31/95       1998        1997        1996      12/31/95
                                       ----        ----        ----      --------       ----        ----        ----      --------
Unit value, beginning of period...  $1.580723    $1.620307   $1.239576   $1.000000   $1.693453   $1.740203   $1.334598   $1.000000
Unit value, end of period.........  $1.820651    $1.580723   $1.620307   $1.239576   $1.945673   $1.693453   $1.740203   $1.334598
                                    =========    =========   =========   =========   =========   =========   =========   =========
Number of units outstanding (000).      1,320        1,630       1,632         194      40,116      47,318      37,820       7,738

                                                                 WANGER U.S. SMALL CAP SUBACCOUNT
                                                         VA1                                         VA2, VA3 & GSE
                                   ---------------------------------------------- -------------------------------------------------
                                                                           FROM                                             FROM
                                                                        INCEPTION                                        INCEPTION
                                         YEAR ENDED DECEMBER 31,        5/1/95 TO         YEAR ENDED DECEMBER 31,        5/1/95 TO
                                       1998        1997        1996      12/31/95      1998         1997        1996      12/31/95
                                       ----        ----        ----      --------      ----         ----        ----      --------
Unit value, beginning of period.    $2.153561   $1.680622   $1.157802   $1.000000    $2.139447   $1.673666   $1.155807   $1.000000
Unit value, end of period.......    $2.317414   $2.153561   $1.680622   $1.157802    $2.296561   $2.139447   $1.673666   $1.155807
                                    =========   =========   =========   =========    =========   =========   =========   =========
Number of units outstanding (000).      3,662       3,346       2,888         460       77,960      83,070      58,623      17,039


          WANGER TWENTY SUBACCOUNT AND WANGER FOREIGN FORTY SUBACCOUNT

    These Subaccounts commenced operations as of February 1, 1999; accordingly, data for these Subaccounts is not yet available.

                              FINANCIAL HIGHLIGHTS

     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

    The following tables show how the value of one unit of each Subaccount changed during 1998. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

    Following are financial highlights for New York Individual Contracts issued on or after May 1, 1997.

                                                                         PHOENIX RESEARCH ENHANCED INDEX SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/13/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.108325
                                                                                         =========
Number of units outstanding (000).............................                                 920


                                                                        PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/17/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.015117
                                                                                         =========
Number of units outstanding (000).............................                               1,504

                                                                            PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.162712
                                                                                         =========
Number of units outstanding (000).............................                                  19


                                                                 PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/9/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.848760
                                                                                         =========
Number of units outstanding (000).............................                                 125


                                                                          PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.193056
                                                                                         =========
Number of units outstanding (000).............................                                 245


                                                                           PHOENIX-GOODWIN BALANCED SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/3/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.104962
                                                                                         =========
Number of units outstanding (000).............................                               1,185


                                                                            PHOENIX-GOODWIN GROWTH SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/14/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.127145
                                                                                         =========
Number of units outstanding (000).............................                               9,416

                                               FINANCIAL HIGHLIGHTS

                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/14/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.023366
                                                                                         =========
Number of units outstanding (000).............................                               1,608

                                                                   PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/15/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.931865
                                                                                         =========
Number of units outstanding (000).............................                               1,578

                                                                     PHOENIX-GOODWIN STRATEGIC ALLOCATION SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/2/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.123635
                                                                                         =========
Number of units outstanding (000).............................                               1,495


                                                                         PHOENIX-GOODWIN STRATEGIC THEME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.351368
                                                                                         =========
Number of units outstanding (000).............................                                 148


                                                                         PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.088751
                                                                                         =========
Number of units outstanding (000).............................                                 136


                                                                       PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.122163
                                                                                         =========
Number of units outstanding (000).............................                                 825

                                                                          PHOENIX-SCHAFER MID-CAP VALUE SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.884934
                                                                                         =========
Number of units outstanding (000).............................                                 162


                                                                          PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.154307
                                                                                         =========
Number of units outstanding (000).............................                                 203

                                               FINANCIAL HIGHLIGHTS
                      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                           MUTUAL SHARE INVESTMENTS SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    12/11/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.033360
                                                                                         =========
Number of units outstanding (000).............................                                  25


                                                                          TEMPLETON ASSET ALLOCATION SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/16/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.002002
                                                                                         =========
Number of units outstanding (000).............................                                  48


                                                                         TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    8/18/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.182161
                                                                                         =========
Number of units outstanding (000).............................                                  22


                                                                            TEMPLETON INTERNATIONAL SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/28/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.935264
                                                                                         =========
Number of units outstanding (000).............................                                 181


                                                                                TEMPLETON STOCK SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                     6/2/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.898644
                                                                                         =========
Number of units outstanding (000).............................                                  75


                                                                        WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    6/17/98 TO 12/31/98
                                                                                   ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $1.064969
                                                                                         =========
Number of units outstanding (000).............................                                 381


                                                                             WANGER U.S. SMALL CAP SUBACCOUNT
                                                                                     FROM INCEPTION TO
                                                                                    5/15/98 TO 12/31/98
                                                                                    ---------------------
Unit value, beginning of period...............................                           $1.000000
Unit value, end of period.....................................                           $0.931043
                                                                                         =========
Number of units outstanding (000).............................                               1,825


          WANGER TWENTY SUBACCOUNT AND WANGER FOREIGN FORTY SUBACCOUNT

    These Subaccounts commenced operations as of February 1, 1999; accordingly, data for these Subaccounts is not yet available.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
   We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


THE VARIABLE ACCUMULATION ANNUITY
-------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "Contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the Owner and Annuitant under a Contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a Contract will depend on the investment performance of the amounts allocated to the Subaccounts. Upon the maturity of a Contract, the amounts held under a Contract will continue to be invested in the Account or the GIA. The monthly annuity payments will vary according to the investment experience of the selected investment options. However, a fixed annuity may be elected, in which case, Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each Contract on a continuing basis by directing the allocation of payments and the reallocation of the Contract Value among the GIA or the Subaccounts.


PHOENIX AND THE ACCOUNT
-------------------------------------------------------------------------------
    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our Executive Office is located at One American Row, Hartford, Connecticut 06102-5056 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the Contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the Contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.


INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Contracts:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts of the Account invest in Class 2 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available through the Contracts:

    MUTUAL SHARES INVESTMENTS SERIES: The primary investment objective of the Series is to seek capital appreciation with income as a secondary objective. The Mutual Shares Investment Series invests in domestic equity securities and domestic debt obligations.

    TEMPLETON ASSET ALLOCATION SERIES: The investment objective of the Series is to seek a high level of total return through a flexible investment policy. The Templeton Asset Allocation Series invests in stocks of companies of any nation, debt securities of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON DEVELOPING MARKETS SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Templeton Developing Markets Series invests primarily in equity securities of issuers in countries having developing markets.

    TEMPLETON INTERNATIONAL SERIES: The investment objective of the Series is to seek long-term capital growth through a flexible policy of investing. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Series generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    TEMPLETON STOCK SERIES: The investment objective of the Series is to provide capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies, large and small, in various nations throughout the world.

WANGER ADVISORS TRUST
    Certain Subaccounts of the Account invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available through the
Contracts:

    WANGER FOREIGN FORTY SERIES: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP SERIES: The investment objective of the Series is to provide long-term growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY SERIES: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP SERIES: The investment objective of the Series is to provide long-term growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither we nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISERS
    Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisers for the following Series:

[diamond]      J.P. Morgan Investment Management, Inc.
               o    Phoenix Research Enhanced Index

[diamond]      Roger Engemann & Associates, Inc. ("Engemann")
               o   Phoenix-Engemann Nifty Fifty

[diamond]      Seneca Capital Management, LLC ("Seneca")
               o    Phoenix-Seneca Mid-Cap

[diamond]      Schafer Capital Management, Inc.
               o    Phoenix-Schafer Mid-Cap

    The investment adviser to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisers are:

[diamond]      Wanger Asset Management, L.P.
               o    Wanger Advisors Trust

[diamond]     Templeton Investment Counsel, Inc.
              o   Templeton Asset Allocation
              o   Templeton International
              o   Templeton Stock

[diamond]     Templeton Asset Ltd.
              o    Templeton Developing Markets

[diamond]     Franklin Mutual Advisers, Inc.
              o    Mutual Shares Investments

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    We require minimum initial payments of:

[diamond]       Non-qualified plans--$1,000

[diamond]       Individual Retirement Annuity--$1,000

[diamond]       Bank draft program--$25

                o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a Contract must be at least $25.

[diamond]       Qualified plans--$1,000 annually

                o Contracts purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or the GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for a Contract. Qualifications for such reduction follow:

[diamond]       the makeup and size of the prospective group; or

[diamond]       the method and frequency of payments; and

[diamond]       the amount of compensation to be paid to Registered
                Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. Phoenix will pay any premium tax due and will reimburse itself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent               6%    5%    4%    3%    2%    1%    0%
---------------------------------------------------------------
Age of Payment in
Complete Years        0     1     2     3     4     5     6+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the Series in which you invest, once the Contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the Contract, to the Annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payments will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VPO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at 800/541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Options K or L. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the Contract Value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    Phoenix will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date--the greater of:

    a.  100% of payments, less any withdrawals; or

    b. the Contract Value as of the claim date.

2. Death occurring any subsequent 6-year period--the greater of:

    a. the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

    b. the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."


NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-------------------------------------------------------------------------------
    New York Individual Contracts issued on or after May 1, 1997, have certain differences from the other individual Contracts described in this Prospectus. Other than the differences noted in this section, the Contracts are the same as other individual Contracts. These differences are reflected in the "Summary of Expenses for New York Individual Contracts Issued on or after May 1, 1997."

SURRENDER CHARGES
    A deduction for surrender charges for these Contracts may be taken from proceeds of partial withdrawals or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the Annuity Period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Options." A surrender charge is not imposed on amounts payable because of the death of the Annuitant or Owner.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

---------------------------------------------------------------
Percent                 7%   6%   5%   4%  3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in
Complete Years           0    1    2   3    4    5    6   7+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA, from Contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The Maturity Date cannot be earlier than five years from the inception of the Contract, nor later than the Contract anniversary nearest the Annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the Contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant who has not yet reached age 85 will be:

1. Death occurring in the first 7-year period following the Contract Date--the greater of :

    a.  100% of payments, less any withdrawals; or

    b. the Contract value as of the claim date.

2. Death occurring any subsequent 7-year period--the greater of :

    a. the death benefit that would have been payable at the end of the immediately preceding 7-year period, plus any payments, less any withdrawals made since that date; or

    b. the Contract value as of the claim date.

    After the Annuitants' attained age 85, the death benefit equals the contract value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is the greater of:

    a.  100% of payments, less withdrawals; or

    b.  the Contract value as of the claim date.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."

TRANSFERS
    A Contract Owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.


GROUP CONTRACTS
-------------------------------------------------------------------------------
    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("Group Contracts"). Group Contracts may be purchased on an "allocated" or "unallocated" basis. In most respects Group Contracts are the same as the Contracts purchased on an individual basis described elsewhere in this Prospectus; however, there are certain differences as described in this section. We may limit the payments made under a Group Contract to $1,000,000 and reserve the right to terminate a Group Contract after 20 years.

ALLOCATED GROUP CONTRACTS
    Under an allocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. However, individual participant accounts are maintained and the Contract Owner passes on certain rights to the plan participants such as the right to choose Subaccounts, and transfer amounts between Subaccounts.

    Under an allocated Group Contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per Contract year. The annual administrative service charge under an allocated Group Contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges.") Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond]   death of a participant

[diamond]   disability

[diamond]   demonstration of financial hardship

[diamond]   termination of employment or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond]   participant loan

[diamond]   purchase of:

            o   annuity contract

            o   retired life certificate

            o   election of life expectancy distribution option

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the Contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the Contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the Contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's Subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated Group Contract, the Contract Owner is the trust to whom the Contract is issued. The Contract Owner exercises all rights under the Contract on behalf of plan participants; no participant accounts are maintained under the Contract.

    Under an unallocated Group Contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated Group Contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early Contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated Group Contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the Contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the Contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a Contract in the first Contract year and up to 15% of the Contract Value as of the previous Contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

--------------------------------------------------------------
Percent           6%  6%  6%  6%  6%  5%  4%  3%  2%  1%  0%
--------------------------------------------------------------
Age of Payment
in Complete Years 0   1   2   3   4   5   6   7   8   9  10+
--------------------------------------------------------------

    The total surrender charges on a Contract will never exceed 9% of the total payments, and the applicable level of sales charge cannot be changed with respect to outstanding Contracts.

    Under Group Contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the Contract (calculated at their initial value). In addition, if the Contract has been in force for at least 20 years and Phoenix terminates the Contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the Contract Owner. The Contract Owner may then distribute the death benefit in accordance with the terms of the plan.


THE ANNUITY PERIOD
-------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccount selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date may not be earlier than the fifth Contract anniversary or later than the Contract anniversary nearest the Annuitant's 95th birthday unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election must be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date, is not elected by you, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with 10-Year Period Certain"), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of death of the Annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The

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

joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint annuitant as long as either is living. In the event of the death of the Annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the Annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the Annuitant and joint annuitant. A Contract Owner may at anytime request unscheduled withdrawals representing part or all of the remaining Contract Value less any applicable contingent deferred surrender charge. Upon the death of the Annuitant (and joint annuitant, if there is a joint annuitant), the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the Annuitant lives. If the Annuitant dies, the Annuitant's beneficiary will receive the value of the remaining Annuity Units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the Annuitant. No income or payment to a beneficiary is paid after the death of the Annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as may otherwise be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
-------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading and we are open for business. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]       55% in any 1 investment

[diamond]       70% in any 2 investments

[diamond]       80% in any 3 investments

[diamond]       90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts we sell in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of Contract Value minus any contingent deferred surrender charge; and (b) 50% of the Contract Value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the Subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the Contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
-------------------------------------------------------------------------------
    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
-------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. Phoenix is the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of

Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
-------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
-------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Year 2000 Issue
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Subaccount and as total return of any Subaccount. For the Phoenix-Goodwin Multi-Sector Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED
DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                           INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index.....................     7/15/97         22.84%         N/A          N/A              19.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International......................     5/1/90          19.35%        11.30%        N/A               9.49%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia...........................     9/17/96        -10.91%         N/A          N/A             -20.18%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities........     5/1/95         -26.54%         N/A          N/A               9.23%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty........................     3/2/98           N/A           N/A          N/A              18.22%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced............................     5/1/92          11.01%        11.24%        N/A              10.96%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth..............................     1/1/83          21.28%        16.63%        18.60%           17.68%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market........................    10/10/82         -1.98%         3.12%         4.00%            4.90%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income...........     1/1/83         -10.61%         5.06%         7.80%            8.55%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation................     9/17/84         12.67%        11.17%        12.55%           12.20%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme.....................     1/29/96         34.98%         N/A          N/A              20.27%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity......................     3/2/98           N/A           N/A          N/A               3.73%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income..................     3/2/98           N/A           N/A          N/A              12.79%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value.......................     3/2/98           N/A           N/A          N/A             -17.03%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth.......................     3/2/98           N/A           N/A          N/A              13.99%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments (Templeton)...............     11/2/98          N/A           N/A          N/A              -3.16%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation..........................    11/28/88         -1.04%         9.47%        10.39%           10.30%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets........................     9/15/96        -26.40%         N/A          N/A             -25.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International.............................     5/1/92           1.71%         9.61%        N/A              12.22%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock.....................................     11/4/88         -5.81%         8.98%       10.45%            10.16%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap......................     5/1/95           8.52%         N/A          N/A              18.55%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty.......................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap...............................     5/1/95           1.38%         N/A          N/A              24.04%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                           INCEPTION DATE      1 YEAR       5 YEARS      10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index.....................     7/15/97         23.33%         N/A          N/A              19.57%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International......................     5/1/90          22.69%        11.76%        N/A               9.65%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia...........................     9/17/96        -11.86%         N/A          N/A             -20.61%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities........     5/1/95         -27.30%         N/A          N/A               9.24%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty........................     3/2/98           N/A           N/A          N/A              18.60%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced............................     5/1/92          10.93%        11.17%        N/A              10.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth..............................     1/1/83          21.67%        16.61%        18.44%           17.51%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market........................    10/10/82         -2.79%         2.89%         3.87%            4.76%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income...........     1/1/83         -11.79%         4.81%         7.63%            8.39%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation................     9/17/84         12.69%        11.10%        12.42%           12.06%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme.....................     1/29/96         36.22%         N/A          N/A              20.78%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity......................     3/2/98           N/A           N/A          N/A               1.86%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income..................     3/2/98           N/A           N/A          N/A              12.83%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value.......................     3/2/98           N/A           N/A          N/A             -17.89%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth.......................     3/2/98           N/A           N/A          N/A              14.26%
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments (Templeton)...............     11/2/98          N/A           N/A          N/A              -3.88%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation..........................    11/28/88         -1.81%         9.36%        10.25%           10.16%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets........................     9/15/96        -27.18%         N/A          N/A             -25.45%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International.............................     5/1/92           1.62%         9.61%        N/A              12.18%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock.....................................     11/4/88         -6.82%         8.86%       10.31%            10.02%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap......................     5/1/95          22.53%         N/A          N/A              22.78%
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty.......................................     2/1/99           N/A           N/A          N/A              N/A
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap...............................     5/1/95           1.34%         N/A          N/A              24.50%
-----------------------------------------------------------------------------------------------------------------------------------

(1)The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                               ANNUAL TOTAL RETURN(1)

----------------------------------------------------------------------------------------------------
                  Series                         1983    1984   1985    1986    1987   1988    1989
----------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                      N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities   N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                   N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                       N/A    N/A    N/A     N/A     N/A    N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                        31.26%  9.29%  33.26%  18.98%  5.61%   2.63%  34.51%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                   7.03%  8.85%   6.69%   5.19%  5.13%   6.12%   7.86%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income      4.69%  9.96%  19.11%  17.81% -0.18%   9.12%   6.90%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation           N/A   -1.45%  25.76%  14.25% 11.18%   1.08%  18.41%
----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income             N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Mutual Shares Investments (Templeton)          N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     N/A    N/A     N/A     N/A    N/A     0.17%  11.63%
----------------------------------------------------------------------------------------------------
 Templeton Developing Markets                   N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Templeton International                        N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Templeton Stock                                N/A    N/A     N/A     N/A    N/A    -1.06%  12.97%
----------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                           N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger International Small Cap                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger Twenty                                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------
 Wanger US Small Cap                            N/A    N/A     N/A     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------------------------------



                                               ANNUAL TOTAL RETURN(1) Continued

--------------------------------------------------------------------------------------------------------------------
                  Series                          1990    1991   1992    1993    1994    1995   1996    1997    1998
--------------------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                 N/A    N/A     N/A     N/A     N/A    N/A     N/A     5.23% 30.05%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 -8.88% 18.25% -13.91%  36.75%  -1.19%  8.24%  17.18%  10.66% 26.35%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                       N/A    N/A     N/A     N/A     N/A    N/A    -0.20% -33.24% -5.64%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities    N/A    N/A     N/A     N/A     N/A   16.83%  31.46%        -22.19%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   24.96%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                        N/A    N/A     8.72%   7.27%  -4.05% 21.83%   9.19%  16.48% 17.54%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                          2.75% 41.00%   8.93%  18.23%   0.21% 29.27%  11.18%  19.59% 28.41%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                    6.88%  4.67%   2.29%   1.60%   2.56%  4.39%   3.72%   3.88%  3.79%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income       3.92% 18.11%   8.72%  14.48%  -6.64% 22.02%  11.02%   9.71% -5.34%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation            4.45% 27.73%   9.28%   9.64%  -2.66% 16.78%   7.70%  19.25% 19.30%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                 N/A    N/A     N/A     N/A     N/A    N/A     9.08%  15.73% 42.91%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                  N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    9.65%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income              N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   19.23%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                   N/A    N/A     N/A     N/A     N/A    N/A     N/A          -12.30%
--------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   20.50%
--------------------------------------------------------------------------------------------------------------------
 Mutual Shares Investments (Templeton)           N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    2.37%
--------------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     -9.36% 25.85%   6.49%  24.30%  -4.43% 20.75%  17.11%  13.86%  4.78%
--------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets                    N/A    N/A     N/A     N/A     N/A    N/A     0.93%        -22.03%
--------------------------------------------------------------------------------------------------------------------
 Templeton International                         N/A    N/A    -7.07%  45.19%  -3.71% 14.05%  22.21%  12.25%  7.69%
--------------------------------------------------------------------------------------------------------------------
 Templeton Stock                               -12.39% 25.65%   5.54%  32.08%  -3.68% 23.41%  20.62%  10.25% -0.26%
--------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                            N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                  N/A    N/A     N/A     N/A     N/A   33.41%  30.39%  -2.69% 14.89%
--------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
--------------------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                             N/A    N/A     N/A     N/A     N/A   15.57%  44.80%  27.83%  7.34%
--------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                               ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------------------------------
                  Series                         1983    1984   1985    1986    1987   1988    1989
-----------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                 N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                      N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities   N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                   N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                       N/A    N/A    N/A     N/A     N/A    N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                        31.08%  9.15%  33.08%  18.83%  5.47%   2.50%  34.34%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                   6.89%  8.71%   6.55%   5.06%  5.05%   5.98%   7.71%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income      4.56%  9.82%  18.96%  17.66% -0.30%   8.98%   6.76%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation           N/A   -1.47%  25.60%  14.11% 11.02%   0.94%  18.27%
-----------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income             N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Mutual Shares Investments (Templeton)          N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                     N/A    N/A     N/A     N/A    N/A     0.15%  11.49%
-----------------------------------------------------------------------------------------------------
 Templeton Developing Markets                   N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Templeton International                        N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Templeton Stock                                N/A    N/A     N/A     N/A    N/A    -1.07%  12.83% -
-----------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                           N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger International Small Cap                 N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger Twenty                                  N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------
 Wanger US Small Cap                            N/A    N/A     N/A     N/A    N/A     N/A     N/A
-----------------------------------------------------------------------------------------------------


                           NEW YORK INDIVIDUAL CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
                                               ANNUAL TOTAL RETURN(1)

---------------------------------------------------------------------------------------------------------------------
                  Series                           1990    1991   1992    1993    1994    1995   1996    1997    1998
---------------------------------------------------------------------------------------------------------------------
 Phoenix Research Enhanced Index                  N/A    N/A     N/A     N/A     N/A    N/A     N/A     5.19% 29.83%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International                  -8.97% 18.10% -14.03%  36.57%  -1.31%  8.12%  17.05%  10.53% 29.17%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen New Asia                        N/A    N/A     N/A     N/A     N/A    N/A    -0.23% -33.33% -5.75%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate Securities     N/A    N/A     N/A     N/A     N/A   16.75%  31.31%        -22.26%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Engemann Nifty Fifty                     N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   24.90%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Balanced                         N/A    N/A     8.63%   7.13%  -4.16% 21.70%   9.06%  16.34% 17.43%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Growth                           2.62% 40.80%   8.79%  18.07%   0.08% 29.12%  11.06%  19.45% 28.18%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Money Market                     6.74%  4.53%   2.16%   1.47%   2.42%  4.23%   3.60%   3.76%  3.69%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Multi-Sector Fixed Income        3.78% 17.96%   8.57%  14.34%  -6.78% 21.84%  10.89%   9.57% -5.69%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Allocation             4.32% 27.55%   9.15%   9.50%  -2.75% 16.65%   7.57%  19.10% 19.18%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Goodwin Strategic Theme                  N/A    N/A     N/A     N/A     N/A    N/A     8.98%  15.59% 42.75%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Hollister Value Equity                   N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    8.16%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Oakhurst Growth and Income               N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   19.13%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Schafer Mid-Cap Value                    N/A    N/A     N/A     N/A     N/A    N/A     N/A          -12.36%
---------------------------------------------------------------------------------------------------------------------
 Phoenix-Seneca Mid-Cap Growth                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A   20.56%
---------------------------------------------------------------------------------------------------------------------
 Mutual Shares Investments (Templeton)            N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    2.42%
---------------------------------------------------------------------------------------------------------------------
 Templeton Asset Allocation                      -9.47% 25.70%   6.36%  24.15%  -4.55% 20.60%  16.96%  13.74%  4.66%
---------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets                     N/A    N/A     N/A     N/A     N/A    N/A     0.90%        -22.11%
---------------------------------------------------------------------------------------------------------------------
 Templeton International                          N/A    N/A    -7.15%  45.01%  -3.83% 13.91%  22.06%  12.12%  8.10%
---------------------------------------------------------------------------------------------------------------------
 Templeton Stock                                -12.50% 25.50%   5.41%  31.92%  -3.80% 23.26%  20.47%  10.10% -0.38%
---------------------------------------------------------------------------------------------------------------------
 Wanger Foreign Forty                             N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap                   N/A    N/A     N/A     N/A     N/A   33.34%  30.24%  -2.81% 29.02%
---------------------------------------------------------------------------------------------------------------------
 Wanger Twenty                                    N/A    N/A     N/A     N/A     N/A    N/A     N/A     N/A    N/A
---------------------------------------------------------------------------------------------------------------------
 Wanger US Small Cap                              N/A    N/A     N/A     N/A     N/A   15.00%  44.64%  27.68%  7.82%
---------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee and mortality and expense risk charges of the Subaccounts. Percent change does not include the effect of the surrender charges or the annual administrative fees.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

Example:

Value of hypothetical pre-existing account with  exactly one
  unit at the beginning of the period...............    2.235585
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................    2.236766
Calculation:
  Ending account value..............................    2.236766
  Less beginning account value......................    2.235585
  Net change in account value.......................    0.001181
Base period return:
  (adjusted change/beginning account value).........    0.000528
Current yield = return x (365/7) =..................       2.75%
Effective yield = [(1 + return)(365/7)] -1 =..........       2.79%

Example: New York Individual Contracts Issued On or
After May 1, 1997
Value of hypothetical pre-existing account with
exactly one
  unit at the beginning of the period...............    1.022842
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................    1.023367
Calculation:
  Ending account value..............................    1.023367
  Less beginning account value......................    1.022842
  Net change in account value.......................    0.000525
Base period return:
  (adjusted change/beginning account value).........    0.000513
Current yield = return x (365/7) =..................       2.68%
Effective yield = [(1 + return)(365/7)] -1 =..........       2.71%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
-------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the Contracts participating in the General Account, in accordance with the terms of such Contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    We are aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, Contract Owners and shareholders.

    Excess interest, if any, will be credited on the GIA Contract Value. We guarantee that, at any time, the GIA Contract Value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which We may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

   YEAR ONE: 25%     YEAR TWO: 33%    YEAR THREE: 50%       YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                                                     [Version B]

                                                THE TEMPLETON INVESTMENT PLUS
                                                             VARIABLE ANNUITY

                                                                    Issued by

                                                     PHOENIX HOME LIFE MUTUAL
                                                            INSURANCE COMPANY

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

[envelope]    PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
              PO Box 8027
              Boston, MA 02266-8027
[telephone]   Tel. 800/541-0171

PROSPECTUS                                                        MAY 1, 1999

This Prospectus describes a variable accumulation deferred annuity contract. The Contract is designed to provide you with retirement income in the future. The Contract offers a variety of variable and fixed investment options.

The Contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of Contract Values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
   MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
    [diamond]      Templeton Asset Allocation
    [diamond]      Templeton Bond
    [diamond]      Templeton International
    [diamond]      Templeton Stock


   MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
    [diamond]      Templeton Developing Markets


THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
    [diamond]      Phoenix-Goodwin Money Market

    It may not be in your best interest to purchase a Contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed Contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any taxes.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

                                TABLE OF CONTENTS

 Heading                                               Page
---------------------------------------------------------------
SPECIAL TERMS..........................................   3
SUMMARY OF EXPENSES....................................   4
CONTRACT SUMMARY.......................................   6
FINANCIAL HIGHLIGHTS...................................   8
PERFORMANCE HISTORY....................................   9
PHOENIX AND THE ACCOUNT................................   9
INVESTMENTS OF THE ACCOUNT.............................   9
PURCHASE OF CONTRACTS..................................  10
DEDUCTIONS AND CHARGES.................................  10
   Premium Tax.........................................  10
   Surrender Charges...................................  11
   Charges for Mortality and Expense Risks.............  11
   Charges for Administrative Services.................  11
   Other Charges.......................................  12
THE ACCUMULATION PERIOD................................  12
   Accumulation Units..................................  12
   Accumulation Unit Values............................  12
   Transfers...........................................  12
   Surrender of Contract; Partial Withdrawals..........  13
   Lapse of Contract...................................  14
   Payment Upon Death Before Maturity Date.............  14
THE ANNUITY PERIOD.....................................  14
   Variable Accumulation Annuity Contracts.............  14
   Annuity Options.....................................  15
      Option A--Life Annuity With Specified Period
        Certain........................................  15
      Option B--Non-Refund Life Annuity.................  15
      Option D--Joint and Survivor Life Annuity.........  15
      Option E--Installment Refund Life Annuity.........  15
      Option F--Joint and Survivor Life Annuity
        With 10-Year Period Certain....................  15
      Option G--Payments for Specified Period...........  16
      Option H--Payments of Specified Amount............  16
      Option I--Variable Payment Life Annuity With
        10-Year Period Certain.........................  16
      Option J--Joint Survivor Variable Payment Life
        Annuity With 10-Year Period Certain............  16
      Option K--Variable Payment Annuity for a
        Specified Period...............................  16
      Other Options and Rates..........................  16
      Other Conditions.................................  16
   Payment Upon Death After Maturity Date..............  17
VARIABLE ACCOUNT VALUATION PROCEDURES..................  17
MISCELLANEOUS PROVISIONS...............................  17
   Assignment..........................................  17
   Deferment of Payment................................  17
   Free Look Period....................................  17
   Amendments to Contracts.............................  18
   Substitution of Fund Shares.........................  18
   Ownership of the Contract...........................  18
FEDERAL INCOME TAXES...................................  18
   Introduction........................................  18
   Tax Status..........................................  18
   Taxation of Annuities in General--
      Non-Qualified Plans..............................  18
      Surrenders or Withdrawals Prior to the
        Contract Maturity Date.........................  18
      Surrenders or Withdrawals On or After the
        Contract Maturity Date.........................  19
      Penalty Tax on Certain Surrenders and
        Withdrawals....................................  19
    Additional Considerations..........................  19
    Diversification Standards..........................  20
    Qualified Plans....................................  21
      Tax Sheltered Annuities..........................  21
      Keogh Plans......................................  22
      Individual Retirement Accounts...................  22
      Corporate Pension and Profit-Sharing Plans......   22
      Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations.......................  22
      Penalty Tax on Certain Surrenders and
        Withdrawals from Qualified Contracts .........   22
      Seek Tax Advice..................................  23
SALES OF VARIABLE ACCUMULATION CONTRACTS...............  23
STATE REGULATION.......................................  23
REPORTS ...............................................  23
VOTING RIGHTS..........................................  24
TEXAS OPTIONAL RETIREMENT PROGRAM......................  24
LEGAL MATTERS..........................................  24
SAI....................................................  24
APPENDIX A.............................................  25
APPENDIX B.............................................  27
APPENDIX C.............................................  28

SPECIAL TERMS
------------------------------------------------------------------------------
The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT: Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each Subaccount used to determine the value of a Contract and the interest in the Subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000000 on the date assets were first allocated to each Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the Contract. The annuitant will be the primary Annuitant as shown on the Contract's Schedule Page while that person is living, and will then be the contingent Annuitant, if that person is living at the death of the primary Annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the Annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under variable payment Annuity Options I, J and K.

CLAIM DATE: The Contract Value next determined following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity, to whom we issue the Contract. The Contract Owner has the sole right to exercise all rights and privileges under the Contract as provided in the Contract. The Owner may be the Annuitant, an employer, a trust or any other individual or entity. However, under Contracts used with certain tax qualified plans, the Owner must be the Annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole Owner of the Contract. If no Owner is named, the Annuitant will be the Owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the Subaccounts of the Account and the value held in the GIA.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any Subaccount.

FUNDS: Templeton Variable Products Series Fund and The Phoenix Edge Series Fund.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial payment is invested under a Contract.

MATURITY DATE: The date elected by the Owner when annuity payments will begin. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PURCHASE PAYMENT: The amount that you pay when you purchase a Contract. We require minimum initial payments of:

[diamond]       Non-qualified plans--$1,000

[diamond]       Individual Retirement Annuity--$1,000

[diamond]       Bank draft program--$25

[diamond]       Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all Contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a Contract to make a payment on the death of the Owner or Annuitant anytime: (a) before the Maturity Date of a Contract (see "Payment Upon Death Before Maturity Date") or (b) after the Maturity Date of a Contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, WE US, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a Fund.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts according to the investment experience of the selected Subaccounts.

VPMO: The Variable Products Mail Operation division of Phoenix that receives and processes incoming mail for Variable Products Operations.

VPO: The Variable Products Operations Division of Phoenix.

                                                       SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                       ALL SUBACCOUNTS
Sales Charge Imposed on Purchases....................................................          None
Deferred Surrender Charge (as a percentage of amount surrendered)(1):

    Age of Payment in Complete Years 0-1.............................................           6%
    Age of Payment in Complete Years 1-2.............................................           5%
    Age of Payment in Complete Years 2-3.............................................           4%
    Age of Payment in Complete Years 3-4.............................................           3%
    Age of Payment in Complete Years 4-5.............................................           2%
    Age of Payment in Complete Years 5-6.............................................           1%
    Age of Payment in Complete Years 6 and thereafter................................           0%
Exchange Fee
    Current Fee......................................................................          None
    Maximum Allowable Charge Per Exchange............................................           $10

CONTRACT FEES
    Current Annual Administrative....................................................           $35
    Maximum Annual Administrative....................................................           $35

SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)
    Mortality and Expense Risk Fees..................................................         1.25%
    Account Fees and Expenses Daily Administrative Fee...............................         0.125%
                                                                                            -------
    Total Separate Account Annual Expenses...........................................         1.375%

FUND ANNUAL EXPENSES (as a percentage of Fund average net assets)

----------------------------------------------------------------------------------------------------------------------------------
                                                                         RULE 12B-1             OTHER EXPENSES         TOTAL ANNUAL
SERIES                                                 MANAGEMENT FEES      FEES        (BEFORE EXPENSE REIMBURSEMENT)   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation-- Class 1                        .60%             N/A                    .18%                  .78%
Templeton Bond-- Class 1                                    .50%             N/A                    .23%                  .73%
Templeton Developing Markets-- Class 1                     1.25%             N/A                    .41%                 1.66%
Templeton International-- Class 1                           .69%             N/A                    .17%                  .86%
Templeton Stock-- Class 1                                   .70%             N/A                    .19%                  .89%
Phoenix-Goodwin Money Market(2)                             .40%             N/A                    .15%                  .55%
----------------------------------------------------------------------------------------------------------------------------------

(1) A surrender charge is taken from the proceeds when a Contract is surrendered or when an amount is withdrawn, if assets have not been held under the Contract for a certain period of time. An amount up to 10% of the Contract Value may be withdrawn each year without a surrender charge. (See "Deductions and Charges--Surrender Charges.")

(2) This Series pays a portion of all of its Other Expenses (other than the management fee). The Phoenix-Goodwin Money Market Series will pay up to .15%. The investment advisor will reimburse the Series for other expenses in excess of this amount.

    It is impossible to show you what expenses you would incur if you purchased a Contract because there are so many different factors that affect expenses. However, the following two tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLE:

    If you surrender your Contract at the end of the applicable time period: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                    1 YEAR           3 YEARS          5 YEARS      10 YEARS
                ------                                                    ------           -------          -------      --------
Templeton Asset Allocation-- Class 1............................              $69              $101             $133         $263
Templeton Bond-- Class 1........................................               78               126              176          348
Templeton Developing Markets-- Class 1..........................               78               126              176          348
Templeton International-- Class 1...............................               70               103              137          271
Templeton Stock-- Class 1.......................................               71               104              139          274
Phoenix-Goodwin Money Market....................................               67                94              121          239
----------------------------------------------------------------------------------------------------------------------------------

    If you do not surrender your Contract: You would pay the following expenses on a $1,000 investment, assuming 5% annual investment, assuming 5% annual return on assets:

----------------------------------------------------------------------------------------------------------------------------------
                SERIES                                                    1 YEAR           3 YEARS          5 YEARS      10 YEARS
                ------                                                    ------           -------          -------      --------
Templeton Asset Allocation-- Class 1............................              $23              $72              $123         $263
Templeton Bond-- Class 1........................................               32               98               166          348
Templeton Developing Markets-- Class 1..........................               32               98               166          348
Templeton International-- Class 1...............................               24               74               127          271
Templeton Stock-- Class 1.......................................               24               75               128          274
Phoenix-Goodwin Money Market....................................               21               65               111          239
----------------------------------------------------------------------------------------------------------------------------------

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your Contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1998, except as indicated. The tables reflect expenses of the Account as well as of the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your Contract against the Contract Values based on a percentage of premiums paid. Certain states currently impose premium taxes on the Contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

   The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    You should read the following summary along with the detailed information appearing elsewhere in this Prospectus.

OVERVIEW
    The Contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals.

    The Contract offers a combination of investment options both variable and fixed. Investments in the Subaccounts provide returns that are variable and depend upon the performance of the underlying Funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions.

    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond]   You may make payments anytime until the Maturity Date.

[diamond]   You can vary the amount and frequency of your payments.

[diamond]   Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond]   Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]   Payments are invested in one or more of the Subaccounts and the GIA.

[diamond]   Transfers between the Subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond]   The Contract Value varies with the investment performance of the
            Funds and is not guaranteed.

[diamond]   The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us
            (minimum-- 4%).

WITHDRAWALS
[diamond]   You may partially or fully surrender the Contract anytime for its
            Contract Value less any applicable surrender charge and premium tax.

[diamond]   During the first Contract Year, you may withdraw up to 10% of the
            Contract Value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the Contract Value as of the last Contract anniversary without a surrender charge.

DEATH BENEFIT
    The Contract provides for payment on the death of the Owner or the Annuitant anytime before the Maturity Date of the Contract.

DEDUCTIONS AND CHARGES

GENERALLY
[diamond]   No deductions are made from payments.

[diamond]   A deduction for surrender charges may occur when you surrender your
            Contract or request a withdrawal if the assets have not been held under the Contract for a specified period.

[diamond]   No deduction for surrender charges after the Annuity Period has begun, unless you make unscheduled withdrawals under Annuity Options
            K or L.

[diamond]   If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond]   No surrender charge is imposed if the Annuitant or Owner dies before the date that annuity payments will begin.

[diamond]   A declining surrender charge is assessed on withdrawals in excess of
            10% of the Account Value, based on the date the payments are deposited:

   ---------------------------------------------------------
   Percent              6%   5%   4%   3%   2%    1%   0%
   ---------------------------------------------------------
   Age of Payment in
   Complete Years        0    1    2    3    4    5    6+
   ---------------------------------------------------------

            o The total deferred surrender charges on a Contract will never exceed 9% of the total payments.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE ACCOUNT
[diamond]   Mortality and expense risk fee--1.25% annually. See "Charges for
            Mortality and Expense Risks."

[diamond]   The daily administrative fee--.125% annually. See "Charges for
            Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond]   Premium Taxes--taken from the Contact Value upon annuitization.

            o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. See "Premium Tax" and Appendix C.

[diamond]   Administrative Fee--$35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment unless you temporarily allocated your initial payment to the Phoenix-Goodwin Money Market Subaccount.

    In that case, your Contract is issued with a Temporary Money Market Allocation Amendment and we will refund the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any Valuation Date the total Contract Value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the Contract Value, the Contract will immediately terminate and lapse without value.

VARIATIONS
    The Contract is subject to laws and regulations in every state where the Contract is sold. Therefore, the terms of the Contract may vary from state to state.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
    The following tables show how the value of one unit of each Subaccount changed during each of the years through to 1998. As you will note, not all Subaccounts were operating in all of those years. All units began with a value of 1.000000. Thereafter, the unit value reflects the cumulative investment experience of the Subaccount. These tables are highlights only, you may obtain more detailed information in the financial statements contained in the Statement of Additional Information.

Following are the financial highlights for the period indicated.

                                                          TEMPLETON ASSET ALLOCATION SUBACCOUNT
                       ---------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                                 -----------------------
                          1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                          ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning of
 period...............  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543  $1.001691
Unit value, end of
 period...............  $2.757230  $2.626697  $2.304966  $1.965734  $1.625952  $1.699180  $1.365257  $1.280431  $1.016125  $1.119543
                        =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
  units outstanding
  at end of
  period (000)......       47,107     58,816     65,843     72,985     74,901     66,903     46,950     27,918     21,974     11,455

                                                                 TEMPLETON BOND SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------

                                                                                                                            FROM
                                                                 YEAR ENDED DECEMBER 31,                                  INCEPTION
                                                                 -----------------------                                   1/4/89
                         1998       1997       1996       1995       1994       1993       1992       1991       1990    TO 12/31/89
                         ----       ----       ----       ----       ----       ----       ----       ----       ----    -----------
Unit value, beginning of
   period.............  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861  $1.324996 $ 1.272743  $1.113263  $1.061263  $1.000000
Unit value, end of
period................  $1.787408  $1.690923  $1.672413  $1.549167  $1.366504  $1.456861 $ 1.324996  $1.272743  $1.113263  $1.061263
                        =========  =========  =========  =========  =========  ========= ==========  =========  =========  =========
Number of accumulation
  units outstanding
  at end of
  period (000)......     8,388      9,941     11,875     12,633     13,111     13,578      8,937      5,611      2,889      1,455

                                                         TEMPLETON DEVELOPING MARKETS SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED          FROM
                                                                                                        DECEMBER 31,       INCEPTION
                                                                                                        ------------        9/15/96
                                                                                                       1998       1997   TO 12/31/96
                                                                                                       ----       ----   -----------
Unit value, beginning of period....................................................................  $0.704720  $1.009604  $1.000000
Unit value, end of period..........................................................................  $0.549373  $0.704720  $1.009604
                                                                                                     =========  =========  =========
Number of accumulation units outstanding at end of period (000)....................................      3,597      4,110      1,040

                                                            TEMPLETON INTERNATIONAL SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                            FROM
                                                                                                                          INCEPTION
                                                                            YEAR ENDED DECEMBER 31,                        5/1/92
                                                                            -----------------------
                                                           1998       1997       1996       1995       1994       1993   TO 12/31/92
                                                           ----       ----       ----       ----       ----       ----   -----------
Unit value, beginning of period........................ $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016  $1.000000
Unit value, end of period.............................. $2.208077  $2.047517  $1.821499  $1.488540  $1.303520  $1.351997  $0.930016
                                                        =========  =========  =========  =========  =========  =========  =========
Number of accumulation units outstanding at end of
 period (000)...........................................    44,495     58,470     62,848     59,587     58,214     32,362      7,562

                                                                TEMPLETON STOCK SUBACCOUNT
                      --------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                         1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                         ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
 of period............ $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990  $1.119352  $0.989563
Unit value, end of
 period..............  $2.738872  $2.742374  $2.484883  $2.057549  $1.665152  $1.726593  $1.305609  $1.235446  $0.981990  $1.119352
                       =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
 units outstanding
 at end of period (000).. 92,618    116,902    132,392    142,234    144,872    137,108    118,456     94,307     74,885     44,084

                                                         PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT(1)
                      --------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                          1998       1997       1996       1995       1994       1993       1992       1991       1990       1989
                          ----       ----       ----       ----       ----       ----       ----       ----       ----       ----
Unit value, beginning
 of  period..........  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449  $1.003591
Unit value, end of
 period..............  $1.430699  $1.381824  $1.333545  $1.287771  $1.238474  $1.213373  $1.201078  $1.181114  $1.134278  $1.069449
                       =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Number of accumulation
 units outstanding
 at end of period (000).  12,123     11,464     10,597     16,077     26,566    13,892     17,734      18,533     15,540      5,324

(1) Formerly known as the "Templeton Money Market Subaccount." On October 6, 1998 shares of the Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    We may include the performance history of the Subaccounts in advertisements, sales literature or reports. Performance information about each Subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


PHOENIX AND THE ACCOUNT
-------------------------------------------------------------------------------
    We are a mutual life insurance company originally chartered in Connecticut in 1851. Our executive office is at One American Row, Hartford, Connecticut 06102-5056, and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell insurance policies and annuity contracts through our own field force of full-time agents and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a "separate account" under the Act. Registration under the Act does not involve supervision of the management or investment practices or policies of Phoenix or the Account.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law, all income, gains or losses of the Account, whether realized or not, must be credited to or charged against the amounts placed in the Account without regard to other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business that we may conduct. Obligations under the Contracts are our obligations.

    Contributions to the GIA are not invested in the Account; rather, they become part of our general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix B.


INVESTMENTS OF THE ACCOUNT
-------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain Subaccounts of the Account invest in Class 1 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available through the Contract:

    TEMPLETON ASSET ALLOCATION SERIES: The investment objective of the Series is to seek a high level of total return through a flexible investment policy. The Templeton Allocation Series invests in stocks of companies of any nation, debt securities of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world.

    TEMPLETON BOND SERIES: The investment objective is to seek high current income. It tries to achieve this goal through a flexible policy of investing primarily in debt securities of companies, governments, and government agencies of various nations throughout the world and in debt securities which are convertible into common stock of such companies. The debt securities selected may be rated in any category by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") as well as securities which are unrated by any rating agency.

    TEMPLETON DEVELOPING MARKETS SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Templeton Developing Markets Series invests primarily in equity securities of issuers in countries having developing markets.

    TEMPLETON INTERNATIONAL SERIES: The investment objective of the Series is to seek long-term capital growth through a flexible policy of investing. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Although the Series generally invests in common stock, it also may invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by S&P or Moody's or which are unrated by any rating agency.

    TEMPLETON STOCK SERIES: The investment objective of the Series is to provide capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies, large and small, in various nations throughout the world.

THE PHOENIX EDGE SERIES FUND
    Certain Subaccounts of the Account invest in corresponding Series of The Phoenix Edge Series Fund. The Fund currently has the following Series available through the Contract:

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither Phoenix nor the Fund(s) trustees currently foresees any such disadvantages either to variable life insurance Policyowners or to variable annuity Contract Owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance Policyowners and variable annuity Contract Owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance Policyowners and those given by variable annuity Contract Owners. Phoenix will, at its own expense, remedy such material conflicts including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISERS
   Templeton Investment Counsel, Inc. ("TICI") is the investment adviser to all Series in The Templeton Variable Products Series Fund except the Templeton Developing Markets and Phoenix-Goodwin Money Market Series.

    The other investment advisers are:

[diamond]   Templeton Asset Ltd.
            o   Templeton Developing Markets

[diamond]   Phoenix Investment Counsel, Inc.
            o   Phoenix-Goodwin Money Market

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.


PURCHASE OF CONTRACTS
-------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000

[diamond]   Individual Retirement Annuity--$1,000

[diamond]   Bank draft program--$25

            o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available Subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a Contract must be at least $25.

[diamond]   Qualified plans--$1,000 annually

            o If Contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a Contract may not be purchased for a proposed Annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the Annuitant is living and the Contract is in force, payments may be made anytime before the Maturity Date of a Contract.

    Payments received under the Contracts will be allocated in any combination to any Subaccount or GIA, in the proportion specified in the application for the Contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances, we may reduce the initial or subsequent payment amount we accept for Contract. Qualifications for such reduction follow:

[diamond]   the makeup and size of the prospective group; or

[diamond]   the method and frequency of payments; and

[diamond]   the amount of compensation to be paid to Registered
            Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the status of Phoenix within those states and the insurance tax laws of those states. We will pay any premium tax due and will reimburse ourself only upon the earlier of partial withdrawal, surrender of the Contract, Maturity Date or payment of death proceeds. For a list of states and premium taxes, see Appendix C.

SURRENDER CHARGES
    A deduction for surrender charges for this Contract may be taken from proceeds of partial withdrawals from, or complete surrender of the Contract. The amount (if any) of a surrender charge depends on whether your payments are held under the Contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Up to 10% of the Contract Value may be withdrawn in a Contract year, either in a lump sum or by multiple scheduled or unscheduled amounts without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge will be determined based on the Contract Value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous Contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

---------------------------------------------------------------
Percent                    6%   5%    4%   3%   2%   1%   0%
---------------------------------------------------------------
Age of Payment in
Complete Years              0    1    2     3    4    5   6+
---------------------------------------------------------------

    If the Annuitant or Owner dies before the Maturity Date of the Contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a Contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding Contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the Subaccounts and GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by us from the assets of the General Account.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    Although you bear the investment risk of the Series in which you invest, once you begin receiving fixed annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the Annuitant lives. We assume the risk that Annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the Contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the Owner or other payee for as long as the Annuitant lives according to the annuity tables and other provisions of the Contract.

    To compensate for assuming these risks, we charge each Subaccount the daily equivalent of .40% annually of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the Contract Schedule Pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the Contract will benefit the Account and the Contract Owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the Contract. In doing so, we maintain an account for each Owner and Annuitant, make all disbursements of benefits, furnish administrative and clerical services for each Contract. We also make disbursements to pay obligations chargeable to the Account, maintain the accounts, records and other documents relating to the business of the Account required by regulatory authorities, cause the maintenance of the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to Owners, and the like. We also reimburse Phoenix Equity Planning Corporation for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, we generally charge each Contract $35 each year prior to the Contract's Maturity Date. A reduced charge may apply in certain situations. This charge is deducted from each Subaccount and GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the Contract anniversary date for services rendered during the preceding Contract Year. Upon surrender of a Contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Payment Options I, J or K, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for Contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per Contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the Contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    We also charge each Subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to Contract Owner meetings). This fee is not deducted from the GIA.

    No surrender or annual administrative charges will be deducted for Contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the Contract remain invested.

ACCUMULATION UNITS
    Your initial payment will be applied within two days of our receipt if the application for a Contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If we do not accept the application within five business days or if an order form is not completed within five business days of receipt by us, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to Subaccounts are used to purchase Accumulation Units of the Subaccount(s), at the value of such Units next determined after the receipt of the payment at VPMO. The number of Accumulation Units of a Subaccount purchased with a specific payment will be determined by dividing the payment by the value of an Accumulation Unit in that Subaccount next determined after receipt of the payment. The value of the Accumulation Units of a Subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the Subaccount.

ACCUMULATION UNIT VALUES
    On any date before the Maturity Date of the Contract, the total value of the Accumulation Units in a Subaccount can be computed by multiplying the number of such Units by the value of an Accumulation Unit on that date. The value of an Accumulation Unit on a day other than a Valuation Date is the value of the Accumulation Unit on the next Valuation Date. The number of Accumulation Units credited to you in each Subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may, anytime up to 30 days prior to the Maturity Date of your Contract, elect to transfer all or any part of the Contract Value among one or more Subaccounts or the GIA. A transfer from a Subaccount will result in the redemption of Accumulation Units and, if another Subaccount is selected, in the purchase of Accumulation Units. The exchange will be based on the values of the Accumulation Units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among Subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You also may request transfers and changes in payment allocations among available Subaccounts or the GIA by calling VPO at 800-541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes also will be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    You also may elect to transfer funds automatically among the Subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Systematic Transfer Program for Dollar Cost Averaging ("Systematic Transfer Program"). Under this Systematic Transfer Program, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the Subaccount from which funds will be transferred (sending Subaccount), and if the value in that Subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Funds may be transferred from only one sending Subaccount or from the GIA but may be allocated to multiple receiving Subaccounts. Under the Systematic Transfer Program, you may transfer approximately equal amounts from the GIA over a minimum 18-month period. Transfers under the Systematic Transfer Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Systematic Transfer Program, you must notify VPO at
(800) 541-0171 or in writing to VPMO to implement another Systematic Transfer Program.

    All transfers under the Systematic Transfer Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    Unless we otherwise agree or unless the Systematic Transfer Program has been elected, you may make only one transfer per Contract year from the GIA. Non-systematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For non-systematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the Contract Value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm all Contract Owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a Subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract Owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. However, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each Contract year to defray administrative costs. Currently, unlimited transfers are permitted. However, we reserve the right to change our policy to limit the number of transfers made to no more than six during each Contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

    We reserve the right to limit the number of Subaccounts you may elect to a total of 18 over the life of the Contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the Annuitant is living, amounts held under the Contract may be withdrawn in whole or in part prior to the Maturity Date, or after the Maturity Date under Annuity Option K. Prior to the Maturity Date, you may withdraw up to 10% of the Contract Value in a Contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first Contract year, the 10% withdrawal without a surrender charge is available only on Contracts issued on or after May 1, 1996, and will be determined based on the Contract Value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous Contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of Accumulation Units of a Subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation Units redeemed in a partial withdrawal from multiple Subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract Values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on Contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a Contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of a Contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The Contract will terminate and lapse without value, if on any Valuation
Date:

[diamond]   the Contract Value is zero; or

[diamond]   the premium tax reimbursement due on surrender or partial
            withdrawals is greater than or equal to the Contract Value (unless any Contract Value has been applied under one of the variable payment options).

    We will notify you in writing that the Contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH OF AN OWNER/ANNUITANT
    If the Owner/Annuitant dies before the Contract Maturity Date, the death benefit will be paid under the Contract to the Annuitant's beneficiary.

DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
    If the Owner and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the contingent Annuitant becomes the Annuitant. If there is no contingent Annuitant, the death benefit will be paid to the Annuitant's beneficiary.

    The death benefit upon the Death of the Annuitant or Owner/Annuitant will be:

1. Death occurring in the first 6-year period following the Contract Date--the greater of :

    a.   100% of payments, less any withdrawals; or

    b.   the Contract Value as of the claim date.

2. Death occurring any subsequent 6-year period--the greater of :

    a. the death benefit that would have been payable at the end of the immediately preceding 6-year period, plus any payments, less any withdrawals made since that date; or

    b.   the Contract Value as of the claim date.

DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
    Upon the death of an Owner who is not the Annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The death benefit is equal to the cash surrender value.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE. If the spousal beneficiary continues the Contract at the death of the Owner/Annuitant or Owner who is not also the Annuitant, the spousal beneficiary becomes the Annuitant.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE. Upon the death of the
            Annuitant who is not the Owner provided a contingent Annuitant was named prior to the death of the Annuitant, the contract will continue with the contingent Annuitant becoming the Annuitant.

[diamond]   QUALIFIED CONTRACTS. Under qualified Contracts, the death benefit is paid at the death of the participant who is the Annuitant under the Contract. Death benefit payments must satisfy distribution rules.
            See "Federal Income Taxes--Qualified Plans."

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON. If the Owner is
            not an individual, the death of the Annuitant is treated as the death of the Owner.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Deductions and Charges--Premium Tax." See also, "Federal Income Taxes--Distribution at Death."


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the Contract's Maturity Date if the Annuitant is alive and the Contract is still in force. Beginning on the Maturity Date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each Contract provides, at the time of its issuance, for a Variable Payment Life Annuity with Ten-Year Period Certain unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the Subaccounts selected, are made monthly for life and, if the Annuitant dies within 10 years after the Maturity Date, the Annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the Maturity Date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the Maturity Date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may also make a single sum payment equal to the total Contract Value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each Contract specifies a provisional Maturity Date at the time of its issuance. You may subsequently elect a different Maturity Date. The Maturity Date shall not be earlier than the first Contract anniversary or later than the Contract anniversary nearest the Annuitant's 85th birthday, unless the Contract is issued in connection with certain qualified plans. Generally, under qualified plans, the Maturity Date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2; or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The Maturity Date election shall be made by written notice and must be received by VPMO 30 days before the provisional Maturity Date. If a Maturity Date, which is different from the provisional Maturity Date of the Contract, is not elected by the Owner, the provisional Maturity Date becomes the Maturity Date. Particular care should be taken in electing the Maturity Date of a Contract issued under a TSA, a Keogh Plan or an IRA plan. (See "Tax-Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts.")

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date automatically will be applied to provide a 10-year period certain variable payment monthly life annuity based on the life of the Annuitant under Option I described below. Any annuity payments falling due after the death of the Annuitant during the period certain will be paid to the Annuitant's beneficiary. Each annuity payment will be based upon the value of the Annuity Units credited to the Contract. The number of Annuity Units in each Subaccount to be credited is based on the value of the Accumulation Units in that Subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the Annuity Units will vary with the investment performance of each Subaccount to which Annuity Units are credited based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum rate around which Variable Annuity payments will vary to reflect whether actual investment experience of the Subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in Part 8 of the Contract and in the SAI.

    Instead of the 10-year period certain variable payment life annuity (see "Option I--Variable Payment Life Annuity with Ten-Year Period Certain" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Option K.

    The level of annuity payments payable under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J and K.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the Subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a Contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the Annuitant. No income is payable after the death of the Annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. The amount to be continued to the survivor may be 100% or 50% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the survivor Annuitant.

    Under Option D, the joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the Annuitant. In the event of the Annuitant's death, the annuity income will continue to the Annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the Annuitant and a joint Annuitant as long as either is living. In the event of the death of the Annuitant or joint Annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the Contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the Annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least 5 years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the Annuitant dies prior to the end of the elected period certain, annuity payments will continue to the Annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another Annuity Option has been elected, this option will automatically apply to any Contract proceeds payable on the Maturity Date. It provides a variable payout monthly annuity based on the life of the Annuitant. In the event of the death of the Annuitant, the annuity payments are made to the Annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the Annuitant and the designated joint Annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the Subaccounts to which proceeds are invested. The joint Annuitant must be named at the time the option is elected and cannot be changed. The joint Annuitant must have reached an adjusted age of 40 as defined in the Contract. This option is not available for payment of any death benefit under the Contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the Annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the Contract may not extend beyond the life expectancy of such beneficiary. You may request unscheduled withdrawals representing part or all of the remaining Contract Value (less any applicable contingent deferred surrender charge) at any time under Option K.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a Contract reaches its Maturity Date. In addition, in the event that annuity payment rates for Contracts are at that time more favorable than the applicable rates guaranteed under the Contract, the current annuity payment rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the one in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of Contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a Contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the Contract Value on the date the initial payment would be payable, in place of all other benefits provided by the Contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between Subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an Owner who also is the Annuitant dies on or after the Maturity Date, except as otherwise may be provided under any supplementary contract between the Owner and us, we will pay to the Owner/Annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the Annuitant's death. If the Annuitant who is not the Owner dies on or after the Maturity Date, we will pay any remaining annuity payments to the Annuitant's beneficiary according to the payment option in effect at the time of the Annuitant's death. If an Owner who is not the Annuitant dies on or after the Maturity Date, we will pay any remaining annuity payments to the Owner's beneficiary according to the payment option in effect at the time of the Owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
------------------------------------------------------------------------------
VALUATION DATE
    A Valuation Date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each Valuation Date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation Period is that period of time from the beginning of the day following a Valuation Date to the end of the next following Valuation Date.

ACCUMULATION UNIT VALUE
    The value of one Accumulation Unit was set at $1.0000 on the date assets were first allocated to a Subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date. After the first Valuation Period, the Accumulation Unit Value reflects the cumulative investment experience of that Subaccount.

NET INVESTMENT FACTOR
    The Net Investment Factor for any Valuation Period is equal to 1.000000 plus the applicable net investment rate for such Valuation Period. A Net Investment Factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any Valuation Period for the Funds allocated to each Subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the Subaccount for such Valuation Period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the Valuation Period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate Unit Values in the Subaccount at the beginning of the Valuation Period.


MISCELLANEOUS PROVISIONS
-------------------------------------------------------------------------------
ASSIGNMENT
    Owners of Contracts issued in connection with non-tax qualified plans may assign their interest in the Contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a Contract is treated as payment received on account of a partial surrender of a Contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, Contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the Contract Value in a single sum upon a withdrawal from, or complete surrender of, a Contract ordinarily will be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any Accumulation Units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the Contract Value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the Contract to you or we may deliver it to you in person. You may surrender a Contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the Subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest.

    If you elected the Temporary Money Market Allocation Amendment or you reside in a state that requires the full refund of premium, we will temporarily allocate those portions of your initial payment designated for the Subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to those Accounts. If you surrender the Contract, then your initial payment is refunded. At the expiration of the Free Look Period, the value of the Accumulation Units held in the Phoenix-Goodwin Money Market Subaccount is allocated among the available Subaccounts in accordance with your allocation instructions.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the Contract may need to be approved by Contract Owners and state insurance departments. A change in the Contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by Contract Owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a Contract is both the Owner and the Annuitant and is entitled to exercise all the rights under the Contract. However, the Owner may be an individual or entity other than the Annuitant. Spouses may own a Contract as joint Owners. Transfer of the ownership of a Contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
-------------------------------------------------------------------------------
INTRODUCTION
    The Contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments and on the economic benefits of the Contract Owner, Annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    Phoenix is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the Contract Value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to Phoenix. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value of the Units held under a Contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of Contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of Contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a Contract prior to the Contract Maturity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract." The "investment in the Contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a Contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the Contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a Contract. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial surrender of a Contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the Contract, the recipient is taxed on the portion of the payment that exceeds the investment in the Contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a Contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the Contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the Contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the "Primary Annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a Contract must provide the following two distribution rules: (a) if the Contract Owner dies on or after the Contract Maturity Date, and before the entire interest in the Contract has been distributed, the remainder of the Contract Owner's interest will be distributed at least as quickly as the method in effect on the Contract Owner's death; and (b) if a Contract Owner dies before the Contract Maturity Date, the Contract Owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the Contract Owner's date of death. If the beneficiary is the spouse of the Contract Owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as Contract Owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and Contract Owners should consult with their tax adviser.

    If the Annuitant, who is not the Contract Owner, dies before the Maturity Date and there is no Contingent Annuitant, the Annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the Contract Owner is not an individual, the death of the primary Annuitant is treated as the death of the Contract Owner. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner. Finally, in the case of non-spousal joint Contract Owners, distribution will be required at the death of the first of the Contract Owners.

    If the Contract Owner or a Joint Contract Owner dies on or after the Maturity Date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified Contracts prior to the Maturity Date for less than full and adequate consideration to the Contract Owner at the time of such transfer, will trigger tax on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract Owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a Contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the Contract is held under a qualified plan, a TSA program or an IRA, where the Contract is a qualified funding asset for structured settlements, or where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the Contract Owner's investment in the Contract, will continue to apply. In contrast, Contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new Contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for Contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the Contract Maturity Date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one Contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Account will cause the Contract Owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the Contract Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the Owner of the assets of the Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the Owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the Contract in an attempt to maintain favorable tax treatment.

    Phoenix has represented that it intends to comply with the Diversification Regulations to assure that the Contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan Contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified Contracts as well as Qualified Plan Contracts.

QUALIFIED PLANS
    The Contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, we will accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a Contract Owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20% income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a Contract Owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a Contract Owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the Contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract Owners should consult their employers to determine whether the employer has complied with these rules. Contract Owner loans are not allowed under the Contracts.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on items such as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. Purchasers of Contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The Contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the Contract Owner is the plan sponsor, and the individual participants in the plans are the Annuitants. Under such Contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the Contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the Contract Owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age

59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner and his or her spouse and dependents if the Contract Owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the Contract Owner, spouse, children or grandchildren of the Contract Owner. This exception will no longer apply after the Contract Owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the Contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
-------------------------------------------------------------------------------
    The principal underwriter of the Contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell our annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix. PEPCO is an indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell Contracts under terms of agreement provided by PEPCO and terms of agreement provided by us.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the Contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the Contract. Any such amount paid with respect to Contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We are also subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
-------------------------------------------------------------------------------
    Reports showing the Contract Value and containing the financial statements of the Account will be furnished to you at least annually.

VOTING RIGHTS
-------------------------------------------------------------------------------
    As stated above, all of the assets held in an available Subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from Owners of the Contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each Subaccount for which no timely instructions from Owners are received in the same proportion as those shares in that Subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which Owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the Owner's selected Subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, Owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
-------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a Contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
-------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.


SAI
-------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract Owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all Subaccounts in advertisements, sales literature or reports. PERFORMANCE INFORMATION ABOUT EACH SUBACCOUNT IS BASED ON PAST PERFORMANCE ONLY AND IS NOT AN INDICATION OF FUTURE PERFORMANCE. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount and as total return of any Subaccount.

    When a Subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the Subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable Contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those Subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such Subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

-----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1998(1)
-----------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                               INCEPTION DATE     1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation-- Class 1..................      11/28/88          0.08%      9.78%      10.30%          10.45%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Bond-- Class 1..............................       1/4/89            0.78%     3.82%        N/A            5.87%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets-- Class 1................       9/15/96         -25.55%     N/A          N/A          -47.04%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton International-- Class 1.....................       5/1/92            2.82%     9.96%        N/A           12.55%
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock-- Class 1.............................       11/4/88         -4.79%      9.32%        N/A           10.30%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market..........................       12/2/88         -1.29%      3.00%        N/A            3.47%
-----------------------------------------------------------------------------------------------------------------------------------

(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       ANNUAL TOTAL RETURN(1)
------------------------------------------------------------------------------------------------------------------------------------
            Series                 1988     1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation--
Class 1                             0.18%   11.77%   -9.24%   26.01%    6.62%   24.46%   -4.31%   20.90%   17.26%   13.95%    4.97%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Bond-- Class 1           N/A       6.13%    4.89%   14.33%    4.11%    9.95%   -6.20%   13.37%    7.96%    1.10%    5.71%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets--
Class 1                            N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A       0.96%  -30.19%  -22.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International--
Class 1                            N/A      N/A      N/A      N/A      -7.00%   45.37%   -3.59%   14.19%   22.37%   12.40%    7.84%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Stock-- Class 1          -1.04%   13.12%  -12.28%   25.81%    5.68%   32.25%   -3.56%   23.57%   20.77%   10.36%   -0.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market        0.37%    6.56%    6.06%    4.13%    1.69%    1.02%    2.07%    3.98%    3.55%    3.62%   3.54%2
------------------------------------------------------------------------------------------------------------------------------------

(1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the Subaccounts. Percent change does not include the effect of the surrender charges or the annual administrative fees.

(2) Formerly known as "Templeton Money Market." On October 6, 1998 shares of the Phoenix-Goodwin Money Market Series were substituted for shares of the Templeton Money Market Fund.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the Subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Subaccount Units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical Contract Owner's account having a balance of exactly one Unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the Subaccount during this 7-day period will be the change in the value of the hypothetical Contract Owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1998.

Example:

Value of hypothetical pre-existing account with
exactly one
  unit at the beginning of the period:..............  1.332697
Value of the same account (excluding capital
changes) at the
  end of the 7-day period:..........................  1.333545
Calculation:
  Ending account value..............................  1.333545
  Less beginning account value......................  1.332697
  Net change in account value.......................  0.000848
Base period return:
  (adjusted change/beginning account value).........  0.000636
Current yield = return x (365/7) =..................     3.32%
Effective yield = [(1 + return)(365/7)] -1 =..........     3.37%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A Subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A Subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B

THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the Contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Purchase payments will be allocated to the GIA and, therefore, the General Account, as elected by the Owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to Annuitants under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the Contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of 4% per year; however, it is not obligated to credit interest in excess of 4% per year.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 4% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders and Contract Owners.

    Excess interest, if any, will be credited on the GIA Contract Value. Phoenix guarantees that, at any time, the GIA Contract Value will not be less than the amount of purchase payments allocated to the GIA, plus interest at the rate of 4% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the Owner surrenders the Contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge (see "Deductions and Charges"). IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $2,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE SYSTEMATIC TRANSFER PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 18-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE.

   YEAR ONE: 25%     YEAR TWO: 33%      YEAR THREE: 50%      YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
-------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ---------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky.............................................                             X                   2.00             2.00

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00

NOTE: The above premium tax deduction rates are as of January 1, 1999. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, the Company reserves the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of premium taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the Contract, payment of death proceeds or Maturity Date.

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                     [VERSION A]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                         MAIL OPERATIONS (VPMO):
Hartford, Connecticut                                              P.O. Box 8027
                                                           Boston, MA 02266-8027

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACTS



                       STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999 which is available without charge by contacting Phoenix Home Life Mutual Insurance Company at the above address or toll-free at 800/541-0171.



                                   May 1, 1999

                                ----------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter............................................................      B-2

Calculation of Yield and Return........................................      B-2

Calculation of Annuity Payments .......................................      B-3

Year 2000 Issue........................................................      B-4

Experts ...............................................................      B-4

Financial Statements...................................................      B-5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of Contracts is made on a continuous basis by Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix Home Life Mutual Insurance Company ("Phoenix"). In 1996, 1997 and 1998, aggregate underwriting commissions paid to PEPCO on the sales of the Contracts were $26,437,438, $21,403,257 and $22,077,720, respectively, and retained $0.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. Mortality and expense risk charges of 0.40% and 0.85%, respectively, are reflected.

    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual administrative fee.

Example:

    The following is an example of this yield calculation for the Subaccount based on a 7-day period ending December 31, 1998.

Assumptions:

                                                                  CONTRACTS
                                                  CONTRACTS       ASSESSING
                                                  ASSESSING      .85% EXPENSE
                                                 .85% EXPENSE    CHARGE & .125%
                                                    CHARGE      DAILY ADMIN. FEE
                                                 ------------   ----------------
Value of a hypothetical pre-existing
  account with exactly one
  unit at the beginning of the period:......       2.235585        1.022842
Value of the same account (excluding
  capital changes) at the
  end of the seven-day period ..............       2.236766        1.023367
Calculation:
  Ending account value .....................       2.236766        1.023367
  Less beginning account value .............       2.235585        1.022842
  Net change in account value ..............       0.001181        0.000525
Base period return:
  (adjusted change/beginning
  account value)............................       0.000528        0.000513
  Current yield = return x (365/7) =........          2.75%           2.68%
  Effective yield = [(1 + return)(365/7)] - 1 =       2.79%           2.71%

    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    The method of calculating yields described above for the Money Market Subaccount differs from the method used by the Subaccount prior to May 1, 1988. The denominator of the fraction used to calculate yield was, prior to May 1, 1988, the average unit value for the period calculated. That denominator was thereafter the unit value of the Subaccount on the last trading day of the period calculated.

    Calculation of Total Return. As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least 10 years.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about any Series' or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA

Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

    The manner in which total return and yield will be calculated is described above.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date automatically will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, Phoenix shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. Phoenix will also have the right to change the annuity payment frequency to annually if the monthly annuity payment would otherwise be less than $20.

    Under the Variable Payment Life Annuity with 10-Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the 10-Year Period Certain starting with the date the first payment is due.

    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2040 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 4 1/2%. The actual payments will be based on the monthly payment rate Phoenix is using when the first payment is due. They will not be less than those shown in the Variable Income Table.

                              VARIABLE INCOME TABLE

    Minimum monthly payment rate for first payment for each $1,000 applied based on 4 1/2% assumed investment return.

                   ADJUSTED AGE*         MALE          FEMALE
                   -------------         ----          ------
                        40               4.31           4.14
                        45               4.51           4.28
                        50               4.76           4.47
                        55               5.09           4.73
                        60               5.52           5.07
                        65               6.10           5.53
                        70               6.83           6.17
                        75               7.69           7.00
                        80               8.62           8.01
                        85               9.46           9.04

          * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.

    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates Phoenix is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.

    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by Phoenix. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the

Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date.

    The assumed investment return of 4 1/2% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 4 1/2% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.

    No partial or full surrenders, withdrawals, transfers or additional payments may be made with respect to any assets held under Variable Payment Options I and
J. Although no transfers or additional payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract, the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table at 3-3/8% interest projected to 1985 at Projection Scale B. An interest rate of 3-3/8% for 5- and 10-year certain periods under Option A; an interest rate of 3-3/4% for the 20-year certain period under Options A and F; and an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

[diamond] upgrading systems with compliant versions;

[diamond] developing or acquiring new systems to replace those that are obsolete;

[diamond] and remediating existing systems by converting code or hardware.

    Based on current assessments, we expect to have our computer systems remediated and tested by June 1999. In addition, we are examining the status of our third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.


EXPERTS
--------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix and the financial statements of the Account have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by the Account and Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in this Prospectus.

PHOENIX HOME LIFE VARIABLE
ACCUMULATION ACCOUNT
FINANCIAL STATEMENTS
DECEMBER 31, 1998

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                          MONEY MARKET                         GROWTH
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $6,562,524       $77,697,405       $38,738,578      $  802,833,112
                                                  ==========       ===========       ===========      ==============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $6,562,524       $77,697,405       $76,975,075      $1,153,823,570
                                                  ----------       -----------       -----------      --------------
     Total assets.......................           6,562,524        77,697,405        76,975,075       1,153,823,570
LIABILITIES
   Accrued expenses to related party                   6,931            81,795            61,883           1,160,823
                                                  ----------       -----------       -----------      --------------
NET ASSETS..............................          $6,555,593       $77,615,610       $76,913,192      $1,152,662,747
                                                  ==========       ===========       ===========      ==============
Accumulation units outstanding..........           2,845,136        34,699,924         5,404,212          83,410,279
                                                  ==========       ===========       ===========      ==============
Unit value..............................          $ 2.304138       $  2.236763       $ 14.231978      $    13.819193
                                                  ==========       ===========       ===========      ==============

                                                   MULTI-SECTOR FIXED INCOME            STRATEGIC ALLOCATION
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $9,801,129      $103,824,011       $43,574,557      $  247,177,354
                                                  ==========      ============       ===========      ==============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $9,094,025      $ 96,359,381       $63,447,522      $  292,315,694
                                                  ----------      ------------       -----------      --------------
     Total assets.......................           9,094,025        96,359,381        63,447,522         292,315,694
LIABILITIES
   Accrued expenses to related party              $    8,130      $    105,842       $    51,832      $      299,333
                                                  ----------      ------------       -----------      --------------
NET ASSETS..............................           9,085,895        96,253,539        63,395,690         292,016,361
                                                  ==========      ============       ===========      ==============
Accumulation units outstanding..........           2,314,658        25,246,020        11,664,611          55,360,502
                                                  ==========      ============       ===========      ==============
Unit value..............................          $ 3.925373      $   3.812622       $  5.434874      $     5.274814
                                                  ==========      ============       ===========      ==============

                                                         INTERNATIONAL                        BALANCED
                                                           SUBACCOUNT                        SUBACCOUNT
                                                     VA1        VA2, VA3 & GSE         VA1         VA2, VA3 & GSE
                                                  ----------------------------       -------------------------------
ASSETS
   Investments at cost..................          $4,369,929      $114,659,288       $ 4,089,417        $163,461,975
                                                  ==========      ============       ===========        ============
   Investment in The Phoenix Edge Series
     Fund, at market....................          $6,002,066      $146,561,933       $ 5,356,175        $202,855,942
                                                  ----------      ------------       -----------        ------------
     Total assets.......................           6,002,066       146,561,933         5,356,175         202,855,942
LIABILITIES
   Accrued expenses to related party                   4,976           151,767             4,432             208,860
                                                  ----------      ------------       -----------        ------------
NET ASSETS..............................          $5,997,090      $146,410,166       $ 5,351,743        $202,647,082
                                                  ==========      ============       ===========        ============
Accumulation units outstanding..........           2,641,185        65,865,547         2,587,705          99,623,618
                                                  ==========      ============       ===========        ============
Unit value..............................          $ 2.270606      $   2.222864       $  2.068143           $2.034127
                                                  ==========      ============       ===========        ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                             REAL ESTATE                            STRATEGIC THEME
                                                             SUBACCOUNT                                SUBACCOUNT
                                                         VA1          VA2, VA3 & GSE            VA1              VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    426,257         $ 19,725,026         $    608,544          $ 28,305,532
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $    404,844         $ 20,223,763         $    864,489          $ 38,774,245
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            404,844           20,223,763              864,489            38,774,245
LIABILITIES
   Accrued expenses to related party.......                212               14,843                  683                38,120
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    404,632         $ 20,208,920         $    863,806          $ 38,736,125
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            281,836           14,027,411              478,520            21,470,457
                                                  ============         ============         ============          ============
Unit value.................................       $   1.435700         $   1.440674         $   1.805131          $   1.804159
                                                  ============         ============         ============          ============

                                                          ABERDEEN NEW ASIA
                                                             SUBACCOUNT
                                                      VA1             VA2, VA3 & GSE
                                                  ----------------------------------
ASSETS
   Investments at cost.....................       $    191,368         $  8,755,769
                                                  ============         ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $    117,285         $  5,376,295
                                                  ------------         ------------
      Total assets.........................            117,285            5,376,295
LIABILITIES

   Accrued expenses to related party.......                 98                5,742
                                                  ------------         ------------
NET ASSETS.................................       $    117,187         $  5,370,553
                                                  ============         ============
Accumulation units outstanding.............            185,561            8,542,794
                                                  ============         ============
Unit value.................................       $   0.636069         $   0.628739
                                                  ============         ============

                                                                     ENHANCED INDEX
                                                                       SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             SIP
                                                  ------------------------------------------------------
ASSETS
   Investments at cost.....................       $  1,306,557         $ 20,002,230           $4,499,873
                                                  ============         ============           ==========
   Investment in The Phoenix Edge Series
      Fund, at market......................       $  1,516,306         $ 25,556,793            4,826,414
                                                  ------------         ------------           ----------
      Total assets.........................          1,516,306           25,556,793            4,826,414
LIABILITIES
   Accrued expenses to related party.......              1,654               36,081                    0
                                                  ------------         ------------           ----------
NET ASSETS.................................       $  1,514,652         $ 25,520,712           $4,826,414
                                                  ============         ============           ==========
Accumulation units outstanding.............          1,139,040           18,649,223              398,878
                                                  ============         ============           ==========
Unit value.................................       $   1.329762         $   1.368460           $12.099964
                                                  ============         ============           ==========

                                                        ENGEMANN NIFTY FIFTY                       SENECA MID-CAP GROWTH
                                                             SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    192,470         $  4,653,983         $     42,124          $  3,623,025
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series                                                          46,937
      Fund, at market......................       $    213,198         $  5,577,628         $                     $  4,263,622
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            213,198            5,577,628               46,937             4,263,622
LIABILITIES
   Accrued expenses to related party.......                134                5,226                   36                 4,053
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    213,064         $  5,572,402         $     46,901          $  4,259,569
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            170,618            4,459,187               43,127             3,534,998
                                                  ============         ============         ============          ============
Unit value.................................       $   1.248784         $   1.249645         $   1.087509          $   1.204999
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                           GROWTH AND INCOME                           VALUE EQUITY
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    475,585         $ 17,357,837         $     30,229          $  4,751,220
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series                                                          32,315
      Fund, at market......................       $    512,974         $ 19,566,846         $                     $  5,175,227
                                                  ------------         ------------         -------------         ------------
      Total assets.........................            512,974           19,566,846               32,315             5,175,227
LIABILITIES

   Accrued expenses to related party.......                402               19,093                   28                 4,886
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $    512,572         $ 19,547,753         $     32,287          $  5,170,341
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            429,060           16,395,572               31,048             4,715,253
                                                  ============         ============         ============          ============
Unit value.................................       $   1.194641         $   1.192258         $   1.039906          $   1.096514
                                                  ============         ============         ============          ============

                                                           SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $     95,903         $  4,466,332         $  6,062,291          $120,698,036
                                                  ============         ============         ============          ============
   Investment in The Phoenix Edge Series
      Fund, at market......................       $     82,886         $  4,002,741         $         --          $         --
   Investment in Wanger Advisors Trust,
      at market............................                 --                   --            8,491,514           179,219,308
                                                  ------------         ------------         -------------         ------------
      Total assets.........................             82,886            4,002,741            8,491,514           179,219,308
LIABILITIES

   Accrued expenses to related party.......                 68                4,121                5,672               180,465
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $     82,818         $  3,998,620         $  8,485,842          $179,038,843
                                                  ============         ============         ============          ============
Accumulation units outstanding.............             96,471            4,559,289            3,661,772            77,959,539
                                                  ============         ============         ============          ============
Unit value.................................       $   0.858489         $   0.877027         $   2.317414          $   2.296561
                                                  ============         ============         ============          ============

                                                   WANGER INTERNATIONAL SMALL CAP                     TEMPLETON STOCK
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $  1,909,995         $ 62,035,868         $    139,821          $  9,553,800
                                                  ============         ============         ============          ============
   Investment in Wanger Advisors Trust,
      at market............................       $  2,405,793         $ 78,132,232         $         --          $         --
   Investment in Templeton Variable Products
      Series Fund, at market...............                 --                   --              131,189             8,483,303
                                                  ------------         ------------         -------------         ------------
      Total assets.........................          2,405,793           78,132,232              131,189             8,483,303
LIABILITIES
   Accrued expenses to related party.......              1,956               80,571                  109                 8,835
                                                  ------------         ------------         -------------         ------------
NET ASSETS.................................       $  2,403,837         $ 78,051,661         $    131,080          $  8,474,468
                                                  ============         ============         ============          ============
Accumulation units outstanding.............          1,320,317           40,115,513              123,318             7,998,876
                                                  ============         ============         ============          ============
Unit value.................................       $   1.820651         $   1.945673         $   1.063450          $   1.059457
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)


                                                     TEMPLETON ASSET ALLOCATION                   TEMPLETON INTERNATIONAL
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    144,180         $  5,204,312         $    218,765          $  8,092,081
                                                  ============         ============         ============          ============
   Investment in Templeton Variable Products
      Series Fund, at market...............       $    142,405         $  5,169,062         $    222,546          $  8,245,914
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            142,405            5,169,062              222,546             8,245,914
LIABILITIES
   Accrued expenses to related party.......                119                5,421                  184                 8,764
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    142,286         $  5,163,641         $    222,362          $  8,237,150
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            131,149            4,578,819              211,412             7,108,964
                                                  ============         ============         ============          ============
Unit value.................................       $   1.084915         $   1.127724         $   1.051797          $   1.158804
                                                  ============         ============         ============          ============

                                                    TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
ASSETS
   Investments at cost.....................       $    755,347         $  4,159,884         $         --          $    124,258
                                                  ============         ============         ============          ============
   Investment in Templeton Variable Products
      Series Fund, at market...............       $    375,990         $  2,209,634         $         --          $    125,722
                                                  ------------         ------------         ------------          ------------
      Total assets.........................            375,990            2,209,634                   --               125,722
LIABILITIES
   Accrued expenses to related party.......                316                2,391                   --                   126
                                                  ------------         ------------         ------------          ------------
NET ASSETS.................................       $    375,674         $  2,207,243         $         --          $    125,596
                                                  ============         ============         ============          ============
Accumulation units outstanding.............            710,888            4,247,626                                    123,787
                                                  ============         ============         ============          ============
Unit value.................................       $   0.528457         $   0.519642         $         --          $   1.014614
                                                  ============         ============         ============          ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                             MONEY MARKET                                GROWTH
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................       $     308,893         $  3,503,886         $     92,142           $ 1,414,233
Expenses
   Mortality and expense risk charges.....              61,805              879,337              706,451            13,455,438
                                                 -------------         ------------         ------------          ------------
Net investment income (loss) .............             247,088            2,624,549             (614,309)          (12,041,205)
                                                 -------------         ------------         ------------          ------------
Net realized gain (loss) from share
   transactions...........................                  --                   --              676,058            11,617,846
Net realized gain distribution from Fund..                  --                   --            2,895,506            44,065,967
Net unrealized appreciation
    (depreciation) on investment..........                  --                   --           15,027,423           227,622,984
                                                 -------------         ------------         ------------          ------------
Net gain (loss) on investments............                  --                   --           18,598,987           283,306,797
                                                 -------------         ------------         ------------          ------------
Net increase (decrease) in net assets
   resulting from operations..............       $     247,088         $  2,624,549         $ 17,984,678          $271,265,592
                                                 =============         ============         ============          ============

                                                      MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................        $    897,963         $  8,203,764         $  1,144,073          $  5,310,631
Expenses
   Mortality and expense risk charges.....             128,049            1,411,918              611,126             3,558,783
                                                  ------------         ------------         ------------          ------------
Net investment income (loss)..............             769,914            6,791,846              532,947             1,751,848
                                                  ------------         ------------         ------------          ------------
Net realized gain (loss) from share
   transactions...........................            (205,026)          (1,229,880)             260,424             1,435,216
Net realized gain distribution from Fund..              86,394              714,720            4,199,254            19,515,595
Net unrealized appreciation
   (depreciation) on investment...........          (1,110,475)         (12,288,471)           5,942,227            27,452,482
                                                  ------------         ------------         ------------          ------------
Net gain (loss) on investments............          (1,229,107)         (12,803,631)          10,401,905            48,403,293
                                                  ------------         ------------         ------------          ------------
Net increase (decrease) in net assets
   resulting from operations..............        $   (459,193)        $ (6,011,785)        $ 10,934,852          $ 50,155,141
                                                  ============         ============         ============          ============

                                                            INTERNATIONAL                                BALANCED
                                                              SUBACCOUNT                                SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                  ---------------------------------       -------------------------------------
Investment income
   Distributions..........................         $        --          $        --           $  129,020          $  4,856,403
Expenses
   Mortality and expense risk charges.....              60,585            1,875,398               51,840             2,458,794
                                                   -----------         ------------           ----------          ------------
Net investment income.....................             (60,585)          (1,875,398)              77,180             2,397,609
                                                   -----------         ------------           ----------          ------------
Net realized gain (loss) from share
   transactions...........................             149,801            3,953,808                6,022               483,496
Net realized gain distribution from Fund..           1,029,608           25,131,290              185,636             7,164,545
Net unrealized appreciation
   (depreciation) on investment...........             223,504            6,491,109              575,784            21,703,276
                                                   -----------         ------------           ----------          ------------
Net gain (loss) on investments............           1,402,913           35,576,207              767,442            29,351,317
                                                   -----------         ------------           ----------          ------------
Net increase (decrease) in net assets
    resulting from operations.............         $ 1,342,328         $ 33,700,809           $  844,622          $ 31,748,926
                                                   ===========         ============           ==========          ============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            REAL ESTATE                            STRATEGIC THEME
                                                            SUBACCOUNT                                SUBACCOUNT
                                                    VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                ---------------------------------       -------------------------------------
Investment income
   Distributions..................                  $   26,066       $ 1,189,306               $     586          $     26,354
Expenses
   Mortality and expense risk charges                    6,405           353,570                   7,201               393,829
                                                     ---------       -----------               ---------          ------------
Net investment income (loss) .....                      19,661           835,736                  (6,615)             (367,475)
                                                     ---------       -----------               ---------          ------------
Net realized gain (loss) from share
   transactions...................                     (52,528)       (1,045,319)                  6,132               302,021
Net realized gain distribution from
Fund..............................                         722            32,352                  50,198             2,271,021
Net unrealized appreciation
   (depreciation) on investment...                    (142,513)       (7,212,670)                219,545             9,589,335
                                                     ---------       -----------               ---------          ------------
Net gain (loss) on investments....                    (194,319)       (8,225,637)                275,875            12,162,377
                                                     ---------       -----------               ---------          ------------
Net increase (decrease) in net assets
   resulting from operations......                   $(174,658)      $(7,389,901)              $ 269,260          $ 11,794,902
                                                     =========       ===========               =========          ============

                                                        ABERDEEN NEW ASIA
                                                            SUBACCOUNT
                                                    VA1            VA2, VA3 & GSE
                                                   ------------------------------
Investment income
   Distributions..........................            $    495         $  22,778
Expenses
   Mortality and expense risk charges                    1,314            71,029
                                                      --------         ---------
Net investment income (loss) .............                (819)          (48,251)
                                                      --------         ---------
Net realized gain (loss) from share
   transactions...........................             (17,561)         (280,504)
Net realized gain distribution from
Fund......................................                  --                --
Net unrealized appreciation
   (depreciation) on investment...........               4,719           (38,901)
                                                      --------         ---------
Net gain (loss) on investments............             (12,842)         (319,405)
                                                      --------         ---------
Net increase (decrease) in net assets
   resulting from operations..............            $(13,661)        $(367,656)
                                                      ========         =========

                                                           ENHANCED INDEX
                                                            SUBACCOUNT(1)
                                                     VA1           VA2, VA3 & GSE           SIP
                                                    ---------------------------------------------
Investment income
   Distributions..........................           $  11,709        $  232,777        $  37,035
Expenses
   Mortality and expense risk charges.....              10,833           333,605               --
                                                     ---------        ----------        ---------
Net investment income (loss) .............                 876          (100,828)          37,035
Net realized gain (loss) from share                  ---------        ----------        ---------
   transactions...........................              (4,668)        1,003,810           18,232
Net realized gain distribution from Fund..              64,867         1,124,271          214,285
Net unrealized appreciation
   (depreciation) on investment...........             201,367         4,645,307          326,541
                                                     ---------        ----------        ---------
Net gain (loss) on investments............             261,566         6,773,388          559,058
                                                     ---------        ----------        ---------
Net increase (decrease) in net assets.....
   resulting from operations..............           $ 262,442        $6,672,560        $ 596,093
                                                     =========        ==========        =========

(1)From inception (SIP) March 2, 1998 to December 31, 1998.

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                          ENGEMANN NIFTY FIFTY                       SENECA MID-CAP GROWTH
                                                              SUBACCOUNT(1)                               SUBACCOUNT(2)
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................            $     85            $   2,180             $     38             $   3,508
Expenses
   Mortality and expense risk charges.....                 525               37,502                  349                34,485
                                                      --------            ---------             --------             ---------
Net investment income (loss) .............                (440)             (35,322)                (311)              (30,977)
                                                      --------            ---------             --------             ---------
Net realized gain (loss) from share
   transactions...........................                 607               (5,592)             (13,046)               96,095
Net realized gain distribution from Fund..                  --                   --                   --                    --
Net unrealized appreciation (depreciation)
   on investment..........................              20,728              923,645                4,813               640,597
                                                      --------            ---------             --------             ---------
Net gain (loss) on investments............              21,335              918,053               (8,233)              736,692
                                                      --------            ---------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............            $ 20,895            $ 882,731             $ (8,544)            $ 705,715
                                                      ========            =========             ========             =========

                                                            GROWTH AND INCOME                            VALUE EQUITY
                                                              SUBACCOUNT(3)                               SUBACCOUNT(4)
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................            $  2,250            $  78,487             $    133             $  21,109
Expenses
   Mortality and expense risk charges.....               2,317              105,264                  158                36,405
                                                      --------           ----------             --------             ---------
Net investment income (loss) .............                 (67)             (26,777)                 (25)              (15,296)
                                                      --------           ----------             --------             ---------
Net realized gain (loss) from share
   transactions...........................             (20,327)              11,937                   (1)               60,980
Net unrealized appreciation (depreciation)
   on investment..........................              37,389            2,209,009                2,086               424,007
                                                      --------           ----------             --------             ---------
Net gain (loss) on investments............              17,062            2,220,946                2,085               484,987
                                                      --------           ----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............            $ 16,995           $2,194,169             $  2,060             $ 469,691
                                                      ========           ==========             ========             =========

                                                             SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT(5)                               SUBACCOUNT
                                                         VA1         VA2, VA3 & GSE                VA1          VA2, VA3 & GSE
                                                      -----------------------------             ------------------------------
Investment income
   Distributions..........................          $      243          $    11,750           $  387,364          $  9,837,149
Expenses
   Mortality and expense risk charges.....                 553               35,187               75,167             2,323,769
                                                    ----------          -----------           ----------          ------------
Net investment income (loss) .............                (310)             (23,437)             312,197             7,513,380
                                                    ----------          -----------           ----------          ------------
Net realized gain (loss) from share
   transactions...........................                 661               21,222              188,405              (809,189)
Net unrealized appreciation (depreciation)
   on investment..........................             (13,017)            (463,591)             244,910             5,779,426
                                                    ----------          -----------           ----------          ------------
Net gain (loss) on investments............             (12,356)            (442,369)             433,315             4,970,237
                                                    ----------          -----------           ----------          ------------
Net increase (decrease) in net assets
   resulting from operations..............          $  (12,666)         $  (465,806)          $  745,512          $ 12,483,617
                                                    ==========          ===========           ==========          ============


(1)From inception March 10, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(2)From inception April 16, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(3)From inception March 4, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(4)From inception May 21, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively
(5)From inception March 17, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                     TEMPLETON STOCK
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $  31,860          $   986,566             $ 13,812             $ 851,635
Expenses
   Mortality and expense risk charges.....              26,533            1,055,298                1,339               105,870
                                                     ---------          -----------             --------             ---------
Net investment income (loss)..............               5,327              (68,732)              12,473               745,765
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share
   transactions...........................              52,537             (180,001)                 510               (44,571)
Net unrealized appreciation (depreciation)
   on investment..........................             319,936           10,995,916              (12,159)             (778,603)
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............             372,473           10,815,915              (11,649)             (823,174)
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $ 377,800          $10,747,183             $    824             $ (77,409)
                                                     =========          ===========             ========             =========

                                                       TEMPLETON ASSET ALLOCATION                   TEMPLETON INTERNATIONAL
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $   7,836          $   296,398             $ 12,407             $ 605,384
Expenses
   Mortality and expense risk charges.....               1,412               66,614                2,052               119,063
                                                     ---------          -----------             --------             ---------
Net investment gain (loss) ...............               6,424              229,784               10,355               486,321
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share                       (925)             (28,165)              (2,138)             (108,189)
   transactions...........................

Net unrealized appreciation (depreciation)
   on investment..........................                  23                5,766                3,732               211,403
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............                (902)             (22,399)               1,594               103,214
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $   5,522          $   207,385             $ 11,949             $ 589,535
                                                     =========          ===========             ========             =========

                                                      TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                               SUBACCOUNT                                 SUBACCOUNT(6)
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
Investment income
   Distributions..........................           $  10,743          $    66,718             $     --             $     --
Expenses
   Mortality and expense risk charges.....               4,048               33,684                   --                   126
                                                     ---------          -----------             --------             ---------
Net investment gain (loss) ...............               6,695               33,034                   --                  (126)
                                                     ---------          -----------             --------             ---------
Net realized gain (loss) from share
    transactions..........................              (2,611)              25,248                   --                    31
Net unrealized appreciation (depreciation)
   on investment..........................            (110,152)            (642,722)                  --                 1,464
                                                     ---------          -----------             --------             ---------
Net gain (loss) on investments............            (112,763)            (617,474)                  --                 1,495
                                                     ---------          -----------             --------             ---------
Net increase (decrease) in net assets
   resulting from operations..............           $(106,068)         $  (584,440)            $     --             $   1,369
                                                     =========          ===========             ========             =========







(6)From inception November 11, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998


                                                               MONEY MARKET                                  GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    247,088       $ 2,624,549             $  (614,309)    $  (12,041,205)
   Net realized gain (loss)................                    --                --               3,571,564         55,683,813
   Net unrealized appreciation (depreciation)                  --                --              15,027,423        227,622,984
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets
      resulting from operations............               247,088         2,624,549              17,984,678        271,265,592
                                                     ------------       -----------             -----------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                68,647        21,470,571                 714,963         40,092,431
   Participant transfers...................             2,956,800        12,069,249                (406,960)       (29,320,598)
   Participant withdrawals.................            (1,730,859)      (27,564,320)            (10,730,450)      (174,362,625)
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets
      resulting from participant transactions           1,294,588         5,975,500             (10,422,447)      (163,590,792)
                                                     ------------       -----------             -----------     --------------
   Net increase (decrease) in net assets ..             1,541,676         8,600,049               7,562,231        107,674,800
NET ASSETS
   Beginning of period.....................             5,013,917        69,015,561              69,350,961      1,044,987,947
                                                     ------------       -----------             -----------     --------------
   End of Period...........................          $  6,555,593       $77,615,610             $76,913,192     $1,152,662,747
                                                     ============       ===========             ===========     ==============

                                                        MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    769,914      $  6,791,846             $   532,947       $  1,751,848
   Net realized gain (loss)................              (118,632)         (515,160)              4,459,678         20,950,811
   Net unrealized appreciation (depreciation)          (1,110,475)      (12,288,471)              5,942,227         27,452,482
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets
      resulting from operations............              (459,193)       (6,011,785)             10,934,852         50,155,141
                                                     ------------      ------------             -----------       ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................               819,747         2,248,177                 826,457         12,106,881
   Participant transfers...................            (4,424,733)        2,586,038              (1,122,261)       (10,979,795)
   Participant withdrawals.................            (1,583,978)      (21,639,644)             (8,038,112)       (44,042,568)
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets
      resulting from participant transactions          (5,188,964)      (16,805,429)             (8,333,916)       (42,915,482)
                                                     ------------      ------------             -----------       ------------
   Net increase (decrease) in net assets ..            (5,648,157)      (22,817,214)              2,600,936          7,239,659
NET ASSETS
   Beginning of period.....................            14,734,052       119,070,753              60,794,754        284,776,702
                                                     ------------      ------------             -----------       ------------
   End of Period...........................          $  9,085,895      $ 96,253,539             $63,395,690       $292,016,361
                                                     ============      ============             ===========       ============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                              INTERNATIONAL                                BALANCED
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------             ------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $    (60,585)    $  (1,875,398)          $    77,180         $  2,397,609
   Net realized gain (loss)................             1,179,409        29,085,098               191,658            7,648,041
   Net unrealized appreciation (depreciation)             223,504         6,491,109               575,784           21,703,276
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from operations............             1,342,328        33,700,809               844,622           31,748,926
                                                     ------------     -------------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................               180,075         6,173,824               434,830            7,396,247
   Participant transfers...................               (66,262)       (3,494,208)             (377,269)           1,802,572
   Participant withdrawals.................              (833,450)      (24,910,350)             (614,415)         (29,931,954)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (719,637)      (22,230,734)             (556,854)         (20,733,135)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets ..               622,691        11,470,075               287,768           11,015,791
NET ASSETS
   Beginning of period.....................             5,374,399       134,940,091             5,063,975          191,631,291
                                                     ------------     -------------           -----------         ------------
   End of Period...........................          $  5,997,090     $ 146,410,166           $ 5,351,743         $202,647,082
                                                     ============     =============           ===========         ============

                                                               REAL ESTATE                              STRATEGIC THEME
                                                               SUBACCOUNT                                 SUBACCOUNT
                                                      VA1            VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                     ------------------------------            -------------------------------
FROM OPERATIONS
   Net investment income (loss)............          $     19,661     $     835,736            $   (6,615)        $   (367,475)
   Net realized gain (loss)................               (51,806)       (1,012,967)               56,330            2,573,042
   Net unrealized appreciation (depreciation)            (142,513)       (7,212,670)              219,545            9,589,335
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from operations............              (174,658)       (7,389,901)              269,260           11,794,902
                                                     ------------     -------------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                15,190         2,415,363                 8,110            2,079,830
   Participant transfers...................               (43,201)       (5,037,520)             (210,732)           2,263,095
   Participant withdrawals.................              (138,578)       (6,504,194)             (131,806)          (6,472,398)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (166,589)       (9,126,351)             (334,428)          (2,129,473)
                                                     ------------     -------------           -----------         ------------
   Net increase (decrease) in net assets ..              (341,247)      (16,516,252)              (65,168)           9,665,429
NET ASSETS
   Beginning of period.....................               745,879        36,725,172               928,974           29,070,696
                                                     ------------     -------------           -----------         ------------
   End of Period...........................          $    404,632     $  20,208,920           $   863,806         $ 38,736,125
                                                     ============     =============           ===========         ============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            ABERDEEN NEW ASIA
                                                                SUBACCOUNT
                                                          VA1           VA2, VA3 & GSE
                                                       -------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $     (819)        $    (48,251)
   Net realized gain (loss).....................          (17,561)            (280,504)
   Net unrealized appreciation (depreciation)...            4,719              (38,901)
                                                       ----------         ------------
   Net increase (decrease) in net assets
      resulting from operations.................          (13,661)            (367,656)
                                                       ----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................            1,990              451,227
   Participant transfers........................          (12,883)            (593,927)
   Participant withdrawals......................           (7,585)            (476,471)
                                                       ----------         ------------
   Net increase (decrease) in net assets
      resulting from participant transactions...          (18,478)            (619,171)
                                                       ----------         ------------
   Net increase (decrease) in net assets .......          (32,139)            (986,827)
NET ASSETS
   Beginning of period..........................          149,326            6,357,380
                                                       ----------         ------------
   End of Period................................       $  117,187         $  5,370,553
                                                       ==========         ============

                                                                        ENHANCED INDEX
                                                                         SUBACCOUNT(1)
                                                           VA1          VA2, VA3 & GSE             SIP
                                                       ----------------------------------------------------
FROM OPERATIONS
   Net investment income (loss)............            $      876         $   (100,828)         $    37,035
   Net realized gain (loss)................                60,199            2,128,081              232,517
   Net unrealized appreciation (depreciation)             201,367            4,645,307              326,541
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations............               262,442            6,672,560              596,093
                                                       ----------         ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                 6,999            2,577,535            6,085,034
   Participant transfers...................               648,597           12,178,064                   --
   Participant withdrawals.................               (14,930)         (19,957,443)          (1,854,713)
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             640,666           (5,201,844)           4,230,321
                                                       ----------         ------------          -----------
   Net increase (decrease) in net assets ..               903,108            1,470,716            4,826,414
NET ASSETS
   Beginning of period.....................               611,544           24,049,996                    0
                                                       ----------         ------------          -----------
   End of Period...........................            $1,514,652         $ 25,520,712          $ 4,826,414
                                                       ==========         ============          ===========

                                                           ENGEMANN NIFTY FIFTY                      SENECA MID-CAP GROWTH
                                                              SUBACCOUNT(2)                              SUBACCOUNT(3)
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss)............            $     (440)        $    (35,322)         $       (311)         $   (30,977)
   Net realized gain (loss)................                   607               (5,592)              (13,046)              96,095
   Net unrealized appreciation (depreciation)              20,728              923,645                 4,813              640,597
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations............                20,895              882,731                (8,544)             705,715
                                                       ----------         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits....................                31,541            3,684,848                14,780            2,940,994
   Participant transfers...................               160,642            2,273,018                79,803            1,159,057
   Participant withdrawals.................                   (14)          (1,268,195)              (39,138)            (546,197)
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             192,169            4,689,671                55,445            3,553,854
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets ..               213,064            5,572,402                46,901            4,259,569
NET ASSETS
   Beginning of period.....................                     0                    0                     0                    0
                                                       ----------         ------------          ------------          -----------
   End of Period...........................            $  213,064         $  5,572,402          $     46,901          $ 4,259,569
                                                       ==========         ============          ============          ===========

(1)From inception (SIP) March 2, 1998 to December 31, 1998.
(2)From inception March 10, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(3)From inception April 16, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                            GROWTH AND INCOME                            VALUE EQUITY
                                                              SUBACCOUNT(4)                              SUBACCOUNT(5)
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $      (67)        $    (26,777)         $        (25)         $   (15,296)
   Net realized gain (loss)................               (20,327)              11,937                    (1)              60,980
   Net unrealized appreciation (depreciation)...           37,389            2,209,009                 2,086              424,007
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from operations.................           16,995            2,194,169                 2,060              469,691
                                                       ----------         ------------          ------------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          135,413            4,743,739                16,130            3,355,794
   Participant transfers........................          519,990           14,190,783                14,097            1,667,847
   Participant withdrawals......................         (159,826)          (1,580,938)                   --             (322,991)
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets
      resulting from participant transactions             495,577           17,353,584                30,227            4,700,650
                                                       ----------         ------------          ------------          -----------
   Net increase (decrease) in net assets .......          512,572           19,547,753                32,287            5,170,341
NET ASSETS
   Beginning of period..........................                0                    0                     0                    0
                                                       ----------         ------------          ------------          -----------
   End of Period................................       $  512,572         $ 19,547,753          $     32,287          $ 5,170,341
                                                       ==========         ============          ============          ===========

                                                             SCHAFER MID-CAP                         WANGER U.S. SMALL CAP
                                                              SUBACCOUNT(6)                              SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       -------------------------------          ---------------------------------
FROM OPERATIONS
   Net investment income (loss).................       $     (310)        $    (23,437)         $    312,197        $   7,513,380
   Net realized gain (loss).....................              661               21,222               188,405             (809,189)
   Net unrealized appreciation (depreciation)...          (13,017)            (463,591)              244,910            5,779,426
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets
      resulting from operations.................          (12,666)            (465,806)              745,512           12,483,617
                                                       ----------         ------------          ------------        -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           10,825            2,656,058               179,028           12,527,312
   Participant transfers........................           84,673            2,056,323             1,606,641            5,179,426
   Participant withdrawals......................              (14)            (247,955)           (1,252,289)         (28,875,182)
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets
      resulting from participant transactions              95,484            4,464,426               533,380          (11,168,444)
                                                       ----------         ------------          ------------        -------------
   Net increase (decrease) in net assets .......           82,818            3,998,620             1,278,892            1,315,173
NET ASSETS
   Beginning of period..........................                0                    0             7,206,950          177,723,670
                                                       ----------         ------------          ------------        -------------
   End of Period................................       $   82,818         $  3,998,620          $  8,485,842        $ 179,038,843
                                                       ==========         ============          ============        =============

(4)From inception March 4, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(5)From inception May 21, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.
(6)From inception March 17, 1998 to December 31, 1998 and March 3, 1998 to December 31, 1998, respectively.

                        See Notes to Financial Statements

                                    STATEMENT OF CHANGES IN NET ASSETS
                                  FOR THE PERIOD ENDED DECEMBER 31, 1998
                                               (CONTINUED)


                                                       WANGER INTERNATIONAL SMALL CAP                    TEMPLETON STOCK
                                                                 SUBACCOUNT                                SUBACCOUNT
                                                         VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                       --------------------------------           --------------------------------

FROM OPERATIONS
   Net investment income (loss)................        $    5,327         $    (68,732)         $    12,473           $   745,765
   Net realized gain (loss)....................            52,537             (180,001)                 510               (44,571)
   Net unrealized appreciation (depreciation)..           319,936           10,995,916              (12,159)             (778,603)
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets
      resulting from operations................           377,800           10,747,183                  824               (77,409)
                                                       ----------         ------------          -----------           -----------

FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................            81,399            5,249,768               10,361             1,314,215
   Participant transfers.......................          (372,965)          (4,984,976)              (3,508)              348,626
   Participant withdrawals.....................          (258,602)         (13,091,022)                 (65)           (1,439,674)
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions..          (550,168)         (12,826,230)               6,788               223,167
                                                       ----------         ------------          -----------           -----------
   Net increase (decrease) in net assets ......          (172,368)          (2,079,047)               7,612               145,758
NET ASSETS
   Beginning of period.....................             2,576,205           80,130,708              123,468             8,328,710
                                                       ----------         ------------          -----------           -----------
   End of Period...........................            $2,403,837         $ 78,051,661          $   131,080           $ 8,474,468
                                                       ==========         ============          ===========           ===========

                                                           TEMPLETON ASSET ALLOCATION                 TEMPLETON INTERNATIONAL
                                                                  SUBACCOUNT                                 SUBACCOUNT
                                                           VA1             VA2, VA3 & GSE            VA1             VA2, VA3 & GSE
                                                       ----------------------------------        ----------------------------------
FROM OPERATIONS
   Net investment income (loss)................        $    6,424         $    229,784            $  10,355           $   486,321
   Net realized gain (loss)....................              (925)             (28,165)              (2,138)             (108,189)
   Net unrealized appreciation (depreciation)..                23                5,766                3,732               211,403
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from operations................             5,522              207,385               11,949               589,535
                                                       ----------         ------------            ---------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................             2,881              826,820                  202             1,154,317
   Participant transfers.......................           (18,523)             258,383               77,843               413,065
   Participant withdrawals.....................            (4,353)            (706,919)              (7,584)           (1,352,102)
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions..           (19,995)             378,284               70,461               215,280
                                                       ----------         ------------            ---------           -----------
   Net increase (decrease) in net assets ......           (14,473)             585,669               82,410               804,815
NET ASSETS
   Beginning of period.........................           156,759            4,577,972              139,952             7,432,335
                                                       ----------         ------------            ---------           -----------
   End of Period...............................        $  142,286         $  5,163,641            $ 222,362           $ 8,237,150
                                                       ==========         ============            =========           ===========

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                        TEMPLETON DEVELOPING MARKETS                 MUTUAL SHARES INVESTMENTS
                                                                 SUBACCOUNT                                SUBACCOUNT(6)
                                                          VA1           VA2, VA3 & GSE               VA1          VA2, VA3 & GSE
                                                      --------------------------------            ------------------------------
FROM OPERATIONS
   Net investment income (loss)................        $    6,695         $     33,034             $     --            $     (126)
   Net realized gain (loss)....................            (2,611)              25,248                   --                    31
   Net unrealized appreciation (depreciation...          (110,152)            (642,722)                  --                 1,464
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from operations................          (106,068)            (584,440)                  --                 1,369
                                                       -----------        ------------            ---------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits........................             6,933              475,997                   --                 1,816
   Participant transfers.......................            (8,270)              44,127                   --               125,409
   Participant withdrawals.....................            (2,604)            (505,409)                  --                (2,998)
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets
      resulting from participant transactions              (3,941)              14,715                   --               124,227
                                                       -----------        ------------            ---------           -----------
   Net increase (decrease) in net assets ......          (110,009)            (569,725)                  --               125,596
NET ASSETS
   Beginning of period.........................           485,683            2,776,968                    0                     0
                                                       -----------        ------------            ---------           -----------
   End of Period...............................        $   375,674        $  2,207,243             $     --           $   125,596
                                                       ===========        ============             ========           ===========






















(6)From inception November 11, 1998 to December 31, 1998

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997


                                                               MONEY MARKET                                  GROWTH
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................    $     317,573        $   2,856,889         $   (251,184)       $   (6,116,170)
   Net realized gain (loss).....................               --                   (2)          11,806,167           167,981,308
   Net unrealized appreciation..................               --                   --              798,285            13,193,068
                                                    -------------        -------------         ------------        --------------
   Net increase in net assets
      resulting from operations.................          317,573            2,856,887           12,353,268           175,058,206
                                                    -------------        -------------         ------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          364,949           43,216,873              828,029            54,522,216
   Participant transfers........................          509,575          (41,860,606)          (1,448,045)          (16,461,926)
   Participant withdrawals......................       (3,535,453)         (19,277,995)          (8,920,648)          (75,994,916)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions...       (2,660,929)         (17,921,728)          (9,540,664)          (37,934,626)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets .......       (2,343,356)         (15,064,841)           2,812,604           137,123,580
NET ASSETS
   Beginning of period..........................        7,357,273           84,080,402           66,538,357           907,864,367
                                                    -------------        -------------         ------------        --------------
   End of Period................................    $   5,013,917        $  69,015,561         $ 69,350,961        $1,044,987,947
                                                    =============        =============         ============        ==============

                                                         MULTI-SECTOR FIXED INCOME                    STRATEGIC ALLOCATION
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income........................    $     825,575        $   6,478,676         $    711,688        $    2,562,198
   Net realized gain............................          244,280            3,027,102            8,711,543            36,705,706
   Net unrealized appreciation..................           46,689              273,117            1,401,855             8,778,795
                                                    -------------        -------------         ------------        --------------
   Net increase in net assets resulting
      from operations...........................        1,116,544            9,778,895           10,825,086            48,046,699
                                                    -------------        -------------         ------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          105,706            8,961,354            1,144,584            12,806,385
   Participant transfers........................           97,090            9,514,532           (3,215,988)          (13,007,386)
   Participant withdrawals......................       (2,060,231)          (8,597,924)          (6,275,860)          (22,249,083)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions...       (1,857,435)           9,877,962           (8,347,264)          (22,450,084)
                                                    -------------        -------------         ------------        --------------
   Net increase (decrease) in net assets .......         (740,891)          19,656,857            2,477,822            25,596,615
NET ASSETS
   Beginning of period..........................       15,474,943           99,413,896           58,316,932           259,180,087
                                                    -------------        -------------         ------------        --------------
   End of Period................................    $  14,734,052        $ 119,070,753         $ 60,794,754        $  284,776,702
                                                    =============        =============         ============        ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                              INTERNATIONAL                                BALANCED
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS

   Net investment income........................     $     22,682       $      214,773        $     101,518        $    3,304,410
   Net realized gain............................          577,942           13,491,669              608,812            21,878,860
   Net unrealized appreciation (depreciation)...          (36,802)              81,967               65,158             2,886,598
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from operations...........................          563,822           13,788,409              775,488            28,069,868
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................          195,241            7,443,575               29,263             7,431,032
   Participant transfers........................         (280,514)          (3,359,763)            (105,010)           (3,701,822)
   Participant withdrawals......................         (495,643)         (10,964,815)            (552,520)          (16,324,265)
                                                     ------------       --------------        -------------        --------------
   Net decrease in net assets resulting from
      participant transactions..................         (580,916)          (6,881,003)            (628,267)          (12,595,055)
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......          (17,094)           6,907,406              147,221            15,474,813
NET ASSETS
   Beginning of period..........................        5,391,493          128,032,685            4,916,754           176,156,478
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $  5,374,399       $  134,940,091        $   5,063,975        $  191,631,291
                                                     ============       ==============        =============        ==============

                                                               REAL ESTATE                              STRATEGIC THEME
                                                                SUBACCOUNT                                 SUBACCOUNT
                                                        VA1             VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................     $     14,291       $      584,422        $      (5,396)       $     (216,930)
   Net realized gain............................           18,819            1,249,826              119,345             3,690,699
   Net unrealized appreciation..................           75,320            3,671,800               15,658               123,526
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from operations...........................          108,430            5,506,048              129,607             3,597,295
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           39,982            4,865,141               28,393             4,877,862
   Participant transfers........................          400,830            9,067,768              269,989             5,604,657
   Participant withdrawals......................          (90,794)          (2,087,042)            (173,003)           (3,893,147)
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets
      resulting from participant transactions             350,018           11,845,867              125,379             6,589,372
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets ..................          458,448           17,351,915              254,986            10,186,667
NET ASSETS
   Beginning of period..........................          287,431           19,373,257              673,988            18,884,029
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $    745,879       $   36,725,172        $     928,974        $   29,070,696
                                                     ============       ==============        =============        ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                            ABERDEEN NEW ASIA                           ENHANCED INDEX
                                                                SUBACCOUNT                               SUBACCOUNT(1)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income (loss).................     $      3,463       $      170,376        $       1,384        $         (728)
   Net realized gain (loss).....................          (26,056)            (109,763)               3,586                93,771
   Net unrealized appreciation (depreciation)...          (77,025)          (3,327,944)               8,382               909,255
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from operations.................          (99,618)          (3,267,331)              13,352             1,002,298
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS

   Participant deposits.........................           14,600            1,539,143                   --            16,296,893
   Participant transfers........................         (107,286)             396,202              617,780             6,831,680
   Participant withdrawals......................          (52,465)            (419,327)             (19,588)              (80,875)
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from participant transactions            (145,151)           1,516,018              598,192            23,047,698
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......         (244,769)          (1,751,313)             611,544            24,049,996
NET ASSETS

   Beginning of period..........................          394,095            8,108,693                    0                     0
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $    149,326       $    6,357,380        $     611,544        $   24,049,996
                                                     ============       ==============        =============        ==============

                                                     WANGER INTERNATIONAL SMALL CAP                  WANGER U.S. SMALL CAP
                                                                SUBACCOUNT                                SUBACCOUNT
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                    ----------------------------------         ----------------------------------
FROM OPERATIONS
   Net investment income........................     $     40,815       $      755,680        $      54,891        $      824,337
   Net realized gain (loss).....................           (9,521)            (186,359)             233,219                (4,456)
   Net unrealized appreciation (depreciation)...         (101,297)          (3,451,230)           1,370,089            33,929,801
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets
      resulting from operations.................          (70,003)          (2,881,909)           1,658,199            34,749,682
                                                     ------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           98,602           12,346,480              226,132            18,307,137
   Participant transfers........................          370,333            9,272,247            1,421,314            32,938,503
   Participant withdrawals......................         (467,094)          (4,420,824)            (951,778)           (6,387,812)
                                                     ------------       --------------        -------------        --------------
   Net increase in net assets
      resulting from participant transactions...            1,841           17,197,903              695,668            44,857,828
                                                     ------------       --------------        -------------        --------------
   Net increase (decrease) in net assets .......          (68,162)          14,315,994            2,353,867            79,607,510
NET ASSETS

   Beginning of period..........................        2,644,367           65,814,714            4,853,083            98,116,160
                                                     ------------       --------------        -------------        --------------
   End of Period................................     $  2,576,205       $   80,130,708        $   7,206,950        $  177,723,670
                                                     ============       ==============        =============        ==============














(1)From inception July 15, 1997 to December 31, 1997

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1997
                                   (CONTINUED)


                                                             TEMPLETON STOCK                      TEMPLETON ASSET ALLOCATION
                                                                SUBACCOUNT(1)                            SUBACCOUNT(2)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                   -----------------------------------        -----------------------------------
FROM OPERATIONS
   Net investment loss..........................   $       (2,266)    $        (38,328)       $        (388)       $      (23,633)
   Net realized gain (loss).....................           (2,763)               1,765                  251                (4,016)
   Net unrealized appreciation (depreciation)...            3,527             (291,895)              (1,799)              (41,016)
                                                   --------------     ----------------        -------------        --------------
   Net decrease in net assets resulting
      from operations...........................           (1,502)            (328,458)              (1,936)              (68,665)
                                                   --------------     ----------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................           13,373            2,559,783                1,844             1,407,620
   Participant transfers........................          214,990            6,188,689              156,708             3,270,467
   Participant withdrawals......................         (103,393)             (91,304)                 143               (31,450)
                                                   --------------     ----------------        -------------        --------------
   Net increase in net assets resulting
      from participant transactions.............          124,970            8,657,168              158,695             4,646,637
                                                   --------------     ----------------        -------------        --------------
   Net increase in net assets ..................          123,468            8,328,710              156,759             4,577,972
NET ASSETS
   Beginning of period..........................                0                    0                    0                     0
                                                   --------------     ----------------        -------------        --------------
   End of Period................................   $      123,468     $      8,328,710        $     156,759        $    4,577,972
                                                   ==============     ================        =============        ==============

                                                         TEMPLETON INTERNATIONAL                 TEMPLETON DEVELOPING MARKETS
                                                              SUBACCOUNT(3)                              SUBACCOUNT(4)
                                                          VA1           VA2, VA3 & GSE             VA1             VA2, VA3 & GSE
                                                   -----------------------------------        -----------------------------------
FROM OPERATIONS
   Net investment loss..........................   $         (349)      $      (30,846)       $      (2,574)       $      (19,956)
   Net realized loss............................             (534)             (30,517)                (628)              (31,490)
   Net unrealized appreciation (depreciation)...               49              (57,570)            (269,206)           (1,307,529)
                                                   --------------       --------------        -------------        --------------
   Net decrease in net assets resulting
      from operations...........................             (834)            (118,933)            (272,408)           (1,358,975)
                                                   --------------       --------------        -------------        --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.........................            1,844            1,675,418               30,844             1,194,747
   Participant transfers........................          154,862            5,935,831              727,845             3,007,872
   Participant withdrawals......................          (15,920)             (59,981)                (598)              (66,676)
                                                   --------------       --------------        -------------        --------------
   Net increase in net assets resulting
      from participant transactions.............          140,786            7,551,268              758,091             4,135,943
                                                   --------------       --------------        -------------        --------------
   Net increase in net assets ..................          139,952            7,432,335              485,683             2,776,968
NET ASSETS
   Beginning of period..........................                0                    0                    0                     0
                                                   --------------       --------------        -------------        --------------
   End of Period................................   $      139,952       $    7,432,335        $     485,683        $    2,776,968
                                                   ==============       ==============        =============        ==============














(1)From inception May 1, 1997 to December 31, 1997
(2)From inception June 2, 1997 to December 31, 1997 and May 2, 1997 to December 31, 1997, respectively
(3)From inception July 2, 1997 to December 31, 1997 and
May 5, 1997 to December 31, 1997, respectively
(4)From inception May 15, 1997 to December 31, 1997 and
May 1, 1997 to December 31, 1997, respectively

                        See Notes to Financial Statements

                             PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                                      NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is organized as a unit investment trust and currently consists of 22 Subaccounts and invests in corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds"). The Account is offered as The Big Edge and The Big Edge Plus to individuals (VA1, VA2 and VA3) and is also offered as Group Strategic Edge ("GSE") to groups to fund certain tax-qualified pension plans or profit sharing plans including Phoenix's Savings Investment Plan ("SIP"). The Subaccount is subdivided into three pools designated "VA1" and "VA2, VA3 & GSE." VA2, VA3 and GSE contracts include a higher expense risk charge than the VA1 contract. SIP contracts are offered to employees of Phoenix Home Life and do not incur mortality and expense charges.

   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Contract owners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provisions for related federal taxes is required.

D. DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

                                                   VA1                             VA2, VA3 & GSE
                                     -----------------------------        -----------------------------
SUBACCOUNT                              PURCHASES         SALES              PURCHASES          SALES
----------                              ---------         -----              ---------          -----
The Phoenix Edge Series Fund:
   Money Market...................   $ 11,706,247     $ 10,162,777        $ 89,385,894     $ 80,777,639
   Growth.........................      5,515,303       13,652,882          63,322,316      194,819,724
   Multi-Sector Fixed Income......      2,916,018        7,252,278          23,450,096       32,767,951
   Strategic Allocation...........      6,035,349        9,636,297          32,260,400       53,907,592
   International..................      1,805,196        1,555,305          32,291,138       31,255,510
   Balanced.......................      1,079,909        1,373,754          18,055,838       29,218,215
   Real Estate....................        336,454          483,048           6,779,460       15,060,613
   Strategic Theme................        113,922          404,854          10,080,515       10,298,500
   Aberdeen New Asia..............          8,153           27,479           4,945,805        5,614,352
   Enhanced Index.................        804,713           96,986          19,217,077       23,384,000
   Engemann Nifty Fifty...........        245,787           53,924           6,746,153        2,086,578
   Seneca Mid-Cap Growth..........        104,618           49,448           5,807,640        2,280,710
   Growth and Income..............        661,416          165,504          19,303,837        1,957,937
   Value Equity ..................         30,360              130           5,678,058          987,818
   Schafer Mid-Cap................        120,726           25,484           5,309,826          864,716
Wanger Advisors Trust:
   Wanger U.S. Small Cap..........      6,258,385        5,413,179          34,934,083       38,593,168
   Wanger International Small Cap.        179,108          724,233           8,120,863       21,021,601
The Templeton Variable Products
Series Fund:
   Stock..........................         67,032           47,764           4,604,662        3,635,304
   Asset Allocation...............         14,577           28,127           2,483,146        1,874,366
   International..................        155,171           74,285           7,569,446        6,866,486
   Developing Markets.............         20,268           17,615           3,123,459        3,076,233
   Mutual Shares Investment.......             --               --             127,225            2,998


                                                    SIP
                                         ------------------------
SUBACCOUNT                               PURCHASES         SALES
----------                               ---------         -------
The Phoenix Edge Series Fund
   Enhanced Index.................     $ 6,355,088      $1,873,447

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                                SUBACCOUNT
                                           --------------------------------------------------------------------------------------
                                              MONEY                   MULTI-SECTOR      STRATEGIC
                                             MARKET         GROWTH    FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                            ---------     ---------   ------------    ------------    -------------    ----------
VA1
Units outstanding, beginning of period..    2,264,187     6,272,827      3,556,360      13,378,256      2,998,111       2,885,290
Participant deposits....................       30,376        57,599         60,764         166,408         57,315          36,504
Participant transfers...................    1,312,370       (44,935)      (927,007)       (230,545)       (38,341)        (25,472)
Participant withdrawals.................     (761,797)     (881,279)      (375,459)     (1,649,508)      (375,900)       (308,617)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    2,845,136     5,404,212      2,314,658      11,664,611      2,641,185       2,587,705
                                          ===========   ===========     ==========      ==========    ===========     ===========

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period..   30,744,025    92,274,821     28,621,746      62,748,173     73,979,067     108,241,599
Participant deposits....................    8,190,501     2,464,655      1,298,480       1,485,787      1,989,856       3,085,538
Participant transfers...................    5,711,666    (2,462,014)       113,848      (1,486,637)    (1,907,070)      1,049,932
Participant withdrawals.................  (11,201,946)  (13,087,720)    (5,670,940)     (9,286,259)   (10,543,850)    (15,719,284)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   33,444,246    79,189,742     24,363,134      53,461,064     63,518,003      96,657,785
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE:
Units outstanding, beginning of period..    1,281,334     4,824,485        979,042       1,658,827      2,724,451       2,493,666
Participant deposits....................    1,550,422       848,482        310,586         586,984        533,610         957,402
Participant transfers...................      130,972       (54,628)      (166,016)         (6,831)       (50,834)          1,715
Participant withdrawals.................   (1,707,050)   (1,397,802)      (240,726)       (339,542)      (859,683)       (486,950)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    1,255,678     4,220,537        882,886       1,899,438      2,347,544       2,965,833
                                          ===========   ===========     ==========      ==========    ===========     ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                                                                                                          SENECA
                                                           STRATEGIC      ABERDEEN        ENHANCED        ENGEMANN        MID-CAP
                                           REAL ESTATE       THEME        NEW ASIA         INDEX        NIFTY FIFTY       GROWTH
                                           -----------     ---------     ---------      ----------     --------------    --------

VA1
Units outstanding, beginning of period..      405,294       737,262        223,679         599,607            --               --
Participant deposits....................        5,918         5,929             --           6,121         2,144            1,088
Participant transfers...................      (38,212)     (168,268)       (27,693)        546,715       168,491           94,592
Participant withdrawals.................      (91,164)      (96,403)       (10,425)        (13,403)          (17)         (52,553)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      281,836       478,520        185,561       1,139,040       170,618           43,127
                                          ===========   ===========     ==========      ==========    ===========     ===========

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period..   18,942,144    22,414,634      9,294,722      22,455,395             --              --
Participant deposits....................      619,920       861,105        403,717       1,298,415      2,379,892       2,320,530
Participant transfers...................   (2,967,742)      627,906       (960,934)     10,704,823      2,136,840       1,184,019
Participant withdrawals.................   (3,595,455)   (3,344,559)      (582,592)    (17,259,440)      (212,996)        (85,327)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   12,998,867    20,559,086      8,154,913      17,199,193      4,303,736       3,419,222
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE:
Units outstanding, beginning of period..      892,941       612,853        247,552         400,343             --              --
Participant deposits....................      610,969       489,516        198,274         749,685         55,518          35,224
Participant transfers...................     (305,919)      (97,818)        31,544         575,136        207,723          96,700
Participant withdrawals.................     (169,447)      (93,180)       (89,489)       (275,134)      (107,790)        (16,148)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........    1,028,544       911,371        387,881       1,450,030        155,451         115,776
                                          ===========   ===========     ==========      ==========    ===========     ===========

GROUP STRATEGIC EDGE (SIP):
Units outstanding, beginning of period..           --            --             --              --             --              --
Participant deposits....................           --            --             --         583,114             --              --
Participant transfers...................           --            --             --              --             --              --
Participant withdrawals.................           --            --             --        (184,236)            --              --
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........           --            --             --         398,878             --              --
                                          ===========   ===========     ==========      ==========    ===========     ===========

                                                                                                          WANGER
                                             GROWTH &        VALUE        SCHAFER       WANGER U.S.    INTERNATIONAL    TEMPLETON
                                              INCOME        EQUITY        MID-CAP        SMALL CAP       SMALL CAP        STOCK
                                            -----------   ----------   -----------     -----------   --------------    ----------
VA1
Units outstanding, beginning of period..           --            --             --       3,346,527      1,629,764         116,076
Participant deposits....................       93,764         1,932          2,988          67,939         42,553           8,781
Participant transfers...................      506,807        29,116         93,496         816,052       (211,423)         (1,477)
Participant withdrawals.................     (171,511)           (0)           (13)       (568,746)      (140,577)            (62)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      429,060        31,048         96,471       3,661,772      1,320,317         123,318
                                          ===========   ===========     ==========      ==========    ===========     ===========
VA2, VA3
BIG EDGE PLUS:

Units outstanding, beginning of period..           --            --             --      80,202,670     45,612,191       7,540,946
Participant deposits....................    3,447,726     2,470,453      2,425,855       3,592,207      1,885,533         563,759
Participant transfers...................   13,786,340     1,645,948      2,223,055       2,208,539     (2,993,043)        254,466
Participant withdrawals.................   (1,422,744)     (263,818)      (238,760)    (11,607,633)    (6,302,464)     (1,092,943)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........   15,811,322     3,852,583      4,410,150      74,395,783     38,202,217       7,266,228
                                          ===========   ===========     ==========      ==========    ===========     ===========
GROUP STRATEGIC EDGE:

Units outstanding, beginning of period..           --            --             --       2,866,884      1,705,716         299,731
Participant deposits....................      502,865       150,148        103,159       1,620,537        643,612         445,554
Participant transfers...................      202,252       712,669         51,848          18,193        (68,602)         12,273
Participant withdrawals.................     (120,867)         (147)        (5,868)       (941,858)      (367,430)        (24,910)
                                          -----------   -----------     ----------      ----------    -----------     -----------
Units outstanding, end of period........      584,250       862,670        149,139       3,563,756      1,913,296         732,648
                                          ===========   ===========     ==========      ==========    ===========     ===========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS) (CONTINUED)

                                                                                                TEMPLETON                MUTUAL
                                               TEMPLETON ASSET            TEMPLETON             DEVELOPING               SHARES
                                                 ALLOCATION             INTERNATIONAL            MARKETS               INVESTMENT
                                                 ----------             -------------            --------              ----------
VA1
Units outstanding, beginning of period....        151,781                    143,697               718,420                     --
Participant deposits......................          2,721                        172                10,698                     --
Participant transfers.....................        (19,267)                    75,509               (12,273)                    --
Participant withdrawals...................         (4,086)                    (7,966)               (5,957)                    --
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........        131,149                    211,412               710,888                     --
                                                =========                 ==========            ==========               +=======

VA2, VA3
BIG EDGE PLUS:
Units outstanding, beginning of period....      4,132,959                  6,548,826             3,943,166                     --
Participant deposits......................        417,174                    533,360               492,314                  1,842
Participant transfers.....................        154,601                    403,939               390,164                124,900
Participant withdrawals...................       (615,844)                (1,032,124)           (1,018,882)                (2,955)
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........      4,088,890                  6,454,001             3,806,762                123,787
                                                =========                 ==========            ==========               ========
GROUP STRATEGIC EDGE:
Units outstanding, beginning of period....        120,760                    358,766               223,545                     --
Participant deposits......................        318,244                    411,569               284,454                     --
Participant transfers.....................         75,263                    (39,039)               66,915                     --
Participant withdrawals...................        (24,338)                   (76,333)             (134,050)                    --
                                                ---------                 ----------            ----------               --------
Units outstanding, end of period..........        489,929                    654,963               440,864                     --
                                                =========                 ==========            ==========               ========

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect, majority owned subsidiary, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges the Subaccounts designated VA1 in the daily equivalent of 0.40% on an annual basis of the current value of the Subaccount's net assets for mortality risks assumed and the daily equivalent of 0.60% on an annual basis for expense risks assumed. VA2, VA3 & GSE Subaccounts are charged the daily equivalent of 0.40% and 0.85% on an annual basis for mortality and expense risks, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro rata basis from two or more Subaccounts in relation to their values under the contract. Fees for administrative services provided for the year ended December 31, 1998 aggregated $1,301,911 and are funded by and included in participant withdrawals.

   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix reimburses Phoenix Equity Planning Corporation for expenses incurred as underwriter.

   On surrender of a contract, contingent deferred sales charges, which vary from 0 - 6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $2,394,498 for the year ended December 31, 1998.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provide a reasonable basis for the opinion expressed above.


[PricewaterhouseCoopers Signature]


PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999
                                       B-28

PHOENIX HOME LIFE
VARIABLE ACCUMULATION ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103

                                                                     VERSION A-2

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


                                                                                                                  MULTI-SECTOR
                                                                            MONEY MARKET          GROWTH          FIXED INCOME
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,646,955       $  9,996,753       $  1,511,524
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,646,955       $ 10,618,540       $  1,471,507
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,646,955         10,618,540          1,471,507
LIABILITIES
   Accrued expenses to related party..................................             1,564              5,448              1,075
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,645,391       $ 10,613,092       $  1,470,432
                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,607,822          9,415,908          1,577,941
                                                                            ============       ============       ============
Unit value............................................................      $   1.023366       $   1.127145       $   0.931865
                                                                            ============       ============       ============

                                                                             STRATEGIC
                                                                             ALLOCATION        INTERNATIONAL        BALANCED
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,645,111       $  1,721,899       $  1,235,499
                                                                            ============       ============       ============
   Investment in The Phoenix Edge Series Fund, at market..............      $  1,680,576       $  1,527,717       $  1,310,067
                                                                            ------------       ------------       ------------
      Total assets....................................................         1,680,576          1,527,717          1,310,067
LIABILITIES
   Accrued expenses to related party..................................               981                761                942
                                                                            ------------       ------------       ------------
NET ASSETS............................................................      $  1,679,595       $  1,526,956       $  1,309,125

                                                                            ============       ============       ============
Accumulation units outstanding........................................         1,494,785          1,504,222          1,184,769
                                                                            ============       ============       ============
Unit value............................................................      $   1.123635       $   1.015117       $   1.104962
                                                                            ============       ============       ============

                                                                                                                    ABERDEEN
                                                                            REAL ESTATE       STRATEGIC THEME       NEW ASIA
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   110,028        $   168,112       $    19,524
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   105,791        $   200,488       $    22,408
                                                                             -----------        -----------       -----------
      Total assets....................................................           105,791            200,488            22,408
LIABILITIES
   Accrued expenses to related party..................................                41                188                24
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   105,750        $   200,300       $    22,384
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           124,594            148,220            19,252
                                                                             ===========        ===========       ===========
Unit value............................................................       $   .848760        $  1.351368       $  1.162712
                                                                             ===========        ===========       ===========

                                                                                                                     SENECA
                                                                              ENHANCED           ENGEMANN            MID-CAP
                                                                               INDEX            NIFTY FIFTY          GROWTH
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................       $   951,260        $   237,390       $   195,124
                                                                             ===========        ===========       ===========
   Investment in the Phoenix Edge Series Fund, at market..............       $ 1,020,919        $   292,932       $   234,934
                                                                             -----------        -----------       -----------
      Total assets....................................................         1,020,919            292,932           234,934
LIABILITIES
   Accrued expenses to related party..................................             1,274                309               234
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $ 1,019,645        $   292,623       $   234,700
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           919,987            245,270           203,326
                                                                             ===========        ===========       ===========
Unit value............................................................        $ 1.108325         $ 1.193056       $  1.154307
                                                                             ===========        ===========       ===========


                       See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
                                   (CONTINUED)

                                                                               GROWTH                                SCHAFER
                                                                             AND INCOME        VALUE EQUITY          MID-CAP
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------

ASSETS
   Investments at cost................................................       $   846,955        $   137,093       $   138,173
                                                                             ===========        ===========       ===========
   Investment in The Phoenix Edge Series Fund, at market..............       $   926,641        $   148,003       $   143,809
                                                                             -----------        -----------       -----------
      Total assets....................................................           926,641            148,003           143,809
LIABILITIES
   Accrued expenses to related party..................................               859                156               148
                                                                             -----------        -----------       -----------
NET ASSETS............................................................       $   925,782        $   147,847       $   143,661
                                                                             ===========        ===========       ===========
Accumulation units outstanding........................................           824,998            135,795           162,341
                                                                             ===========        ===========       ===========
Unit value............................................................       $  1.122163        $  1.088751       $  0.884934
                                                                             ===========        ===========       ===========

                                                                               WANGER             WANGER
                                                                                U.S.           INTERNATIONAL        TEMPLETON
                                                                             SMALL CAP           SMALL CAP            STOCK
                                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------         ----------
ASSETS
   Investments at cost................................................      $  1,614,567        $  380,793         $   63,238
                                                                            ============        ==========         ==========
   Investment in Wanger Advisors Trust, at market.....................      $  1,699,348        $  406,117         $       --

   Investment in Templeton Variable Products Series Fund, at market...                --                --             67,084
                                                                             -----------        ----------        -----------
      Total assets....................................................         1,699,348           406,117             67,084
LIABILITIES
   Accrued expenses to related party..................................             1,348               325                 76
                                                                             -----------        ----------         -----------
NET ASSETS............................................................      $  1,698,000        $  405,792        $   67,008
                                                                            ============        ==========         ==========
Accumulation units outstanding........................................         1,824,621           381,007             74,558
                                                                            ============        ==========         ==========
Unit value............................................................      $   0.931043        $ 1.064969        $ 0.898644
                                                                            ============        ==========         ==========

                                                                             TEMPLETON
                                                                               ASSET             TEMPLETON
                                                                             ALLOCATION        INTERNATIONAL
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    46,250        $   161,830
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    48,391        $   169,841
                                                                             -----------        -----------
      Total assets....................................................            48,391            169,841
LIABILITIES
   Accrued expenses to related party..................................                56                170
                                                                             -----------        -----------
NET ASSETS............................................................       $    48,335        $   169,671
                                                                             ===========        ===========
Accumulation units outstanding........................................            48,239            181,415
                                                                             ===========        ===========
Unit value............................................................       $  1.002002        $   .935264
                                                                             ===========        ===========

                                                                             TEMPLETON
                                                                             DEVELOPING        MUTUAL SHARES
                                                                              MARKETS           INVESTMENTS
                                                                             SUBACCOUNT         SUBACCOUNT
                                                                             ----------         ----------
ASSETS
   Investments at cost                                                       $    22,456        $    25,000
                                                                             ===========        ===========
   Investment in Templeton Variable Products Series Fund, at market...       $    25,467        $    25,850
                                                                             -----------        -----------
      Total assets....................................................            25,467             25,850
LIABILITIES
   Accrued expenses to related party..................................                26                 16
                                                                             -----------        -----------
NET ASSETS............................................................       $    25,441        $    25,834
                                                                             ===========        ===========
Accumulation units outstanding........................................            21,521             25,000
                                                                             ===========        ===========
Unit value............................................................       $  1.182161        $  1.033360
                                                                             ===========        ===========


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

Investment income
   Distributions....................................................      $   20,105            $       90           $   35,725
Expenses
   Mortality and expense risk charges...............................           5,465                12,252                2,781
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          14,640               (12,162)              32,944
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              --                   (28)                   8
Net realized gain distribution from Fund............................              --               103,882                  272
Net unrealized appreciation (depreciation) on investment............              --               621,787              (40,017)
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................              --               725,641              (39,737)
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   14,640            $  713,479           $   (6,793)
                                                                          ==========            ==========           ==========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------
Investment income
   Distributions....................................................      $    8,283            $       --           $    8,516
Expenses
   Mortality and expense risk charges...............................           2,084                 1,699                2,390
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           6,199                (1,699)               6,126
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              17                   (66)                 (25)
Net realized gain distribution from Fund............................          53,805               241,742                1,090
Net unrealized appreciation (depreciation) on investment............          35,465              (194,182)              74,568
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          89,287                47,494               75,633
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    95,486            $   45,795           $   81,759
                                                                          ==========            ==========           ==========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)         SUBACCOUNT(8)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................      $    2,891            $                    $       93
                                                                                                        --
Expenses
   Mortality and expense risk charges...............................             216                   633                   98
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,675                  (633)                  (5)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (375)               (5,033)                  42
Net realized gain distribution from Fund............................               4                10,713                   --
Net unrealized appreciation (depreciation) on investment............          (4,237)               32,376                2,884
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          (4,608)               38,056                2,926
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $   (1,933)           $   37,423           $    2,921
                                                                          ===========           ==========            =========

                                                                                                                      SENECA
                                                                           ENHANCED              ENGEMANN             MID-CAP
                                                                             INDEX             NIFTY FIFTY             GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------
Investment income
   Distributions....................................................      $    5,699             $     116           $      193
Expenses
   Mortality and expense risk charges...............................           3,304                 1,004                  812
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................           2,395                  (888)                (619)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (996)                   30                  (19)
Net realized gain (loss) distribution from Fund.....................          40,541                    --                   --
Net unrealized appreciation (depreciation) on investment............          69,659                55,542               39,810
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................         109,204                55,572               39,791
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....      $  111,599            $   54,684           $   39,172
                                                                          ==========            ==========           ==========

(1) From inception May 13, 1998 to December 31, 1998        (6) From inception June 3, 1998 to December 31, 1998
(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)


                                                                           GROWTH                                     SCHAFER
                                                                         AND INCOME           VALUE EQUITY            MID-CAP
                                                                        SUBACCOUNT(4)        SUBACCOUNT(8)         SUBACCOUNT(4)
                                                                        -------------        -------------         -------------

Investment income
   Distributions....................................................     $     3,095           $       548           $      422
Expenses
   Mortality and expense risk charges...............................           2,963                   484                  610
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................             132                    64                 (188)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................              70                   212                   (4)
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          79,686                10,910                5,636
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          79,756                11,122                5,632
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    79,888           $    11,186           $    5,444
                                                                         ===========           ===========           ==========

                                                                            WANGER               WANGER
                                                                             U.S.             INTERNATIONAL          TEMPLETON
                                                                           SMALL CAP            SMALL CAP              STOCK
                                                                         SUBACCOUNT(3)        SUBACCOUNT(9)         SUBACCOUNT(5)
                                                                         -------------        -------------         -------------
Investment income
   Distributions....................................................     $        --            $       --           $       --
Expenses
   Mortality and expense risk charges...............................           4,490                   975                 (290)
                                                                          ----------            ----------           ----------
Net investment income (loss)........................................          (4,490)                 (975)                (290)
                                                                          ----------            ----------           ----------
Net realized gain (loss) from share transactions....................            (196)                  245                    1
Net realized gain distribution from Fund............................              --                    --                   --
Net unrealized appreciation (depreciation) on investment............          84,781                25,324                3,846
                                                                          ----------            ----------           ----------
Net gain (loss) on investments......................................          84,585                25,569                3,847
                                                                          ----------            ----------           ----------
Net increase (decrease) in net assets resulting from operations.....     $    80,095            $   24,594           $    3,557
                                                                         ===========            ==========           ==========

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                          ALLOCATION          INTERNATIONAL
                                                                         SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                         -------------        -------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................             243                   606
                                                                          ----------            ----------
Net investment income (loss)........................................            (243)                 (606)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (12)                 (204)
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           2,141                 8,011
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,129                 7,807
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    1,886            $    7,201
                                                                          ==========            ==========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------
Investment income
   Distributions....................................................      $       --            $       --
Expenses
   Mortality and expense risk charges...............................              84                    16
                                                                          ----------            ----------
Net investment income (loss)........................................             (84)                  (16)
                                                                          ----------            ----------
Net realized gain (loss) from share transactions....................             (24)                   --
Net realized gain distribution from Fund............................              --                    --
Net unrealized appreciation (depreciation) on investment............           3,011                   850
                                                                          ----------            ----------
Net gain (loss) on investments......................................           2,987                   850
                                                                          ----------            ----------
Net increase (decrease) in net assets resulting from operations.....      $    2,903            $      834
                                                                          ==========            ==========

(3) From inception May 15, 1998 to December 31, 1998         (9) From inception June 17, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (10) From inception August 18, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (11) From inception December 11, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998

                                                                                                                    MULTI-SECTOR
                                                                         MONEY MARKET             GROWTH            FIXED INCOME
                                                                         SUBACCOUNT(2)        SUBACCOUNT(2)        SUBACCOUNT(3)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    14,640           $   (12,162)         $    32,944
   Net realized gain (loss).........................................               --               103,854                  280
   Net unrealized appreciation (depreciation).......................               --               621,787              (40,017)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           14,640               713,479               (6,793)
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        2,543,980             9,768,376            1,343,432
   Participant transfers............................................         (865,293)              190,527              134,447
   Participant withdrawals..........................................          (47,936)              (59,290)                (654)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,630,751             9,899,613            1,477,225
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,645,391            10,613,092            1,470,432
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,645,391           $10,613,092          $ 1,470,432
                                                                          ===========           ===========          ===========

                                                                           STRATEGIC
                                                                          ALLOCATION          INTERNATIONAL           BALANCED
                                                                         SUBACCOUNT(5)        SUBACCOUNT(9)        SUBACCOUNT(6)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     6,199           $    (1,699)         $     6,126
   Net realized gain (loss).........................................           53,822               241,676                1,065
   Net unrealized appreciation (depreciation).......................           35,465              (194,182)              74,568
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           95,486                45,795               81,759
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,500,673             1,468,191            1,184,410
   Participant transfers............................................           84,868                19,076               60,238
   Participant withdrawals..........................................           (1,432)               (6,106)             (17,282)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................        1,584,109             1,481,161            1,227,366
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,679,595             1,526,956            1,309,125
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,679,595           $ 1,526,956          $ 1,309,125
                                                                          ===========           ===========          ===========

                                                                                                                      ABERDEEN
                                                                          REAL ESTATE        STRATEGIC THEME          NEW ASIA
                                                                         SUBACCOUNT(7)        SUBACCOUNT(8)        SUBACCOUNT(8)
                                                                         -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,675           $      (633)         $        (5)
   Net realized gain (loss).........................................             (371)                5,680                   42
   Net unrealized appreciation (depreciation).......................           (4,237)               32,376                2,884
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           (1,933)               37,423                2,921
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          103,404               182,463               20,743
   Participant transfers............................................            4,323               (19,017)                 250
   Participant withdrawals..........................................              (44)                 (569)              (1,530)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................          107,683               162,877               19,463
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          105,750               200,300               22,384
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   105,750           $   200,300          $    22,384
                                                                          ===========           ===========          ===========

(2) From inception May 14, 1998 to December 31, 1998        (7) From inception June 9, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(5) From inception June 2, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998
(6) From inception June 3, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                                                                       SENECA
                                                                            ENHANCED              ENGEMANN             MID-CAP
                                                                              INDEX             NIFTY FIFTY            GROWTH
                                                                          SUBACCOUNT(1)        SUBACCOUNT(4)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $     2,395           $      (888)         $      (619)
   Net realized gain (loss).........................................           39,545                    30                  (19)
   Net unrealized appreciation (depreciation).......................           69,659                55,542               39,810
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..          111,599                54,684               39,172
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          862,473               237,816              188,189
   Participant transfers............................................           74,779                 6,755               12,830
   Participant withdrawals..........................................          (29,206)               (6,632)              (5,491)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          908,046               237,939              195,528
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................        1,019,645               292,623              234,700
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,019,645           $   292,623          $   234,700
                                                                          ===========           ===========          ===========

                                                                             GROWTH                                    SCHAFER
                                                                           AND INCOME           VALUE EQUITY           MID-CAP
                                                                          SUBACCOUNT(4)        SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       132           $        64          $      (188)
   Net realized gain (loss).........................................               70                   212                   (4)
   Net unrealized appreciation (depreciation).......................           79,686                10,910                5,636
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           79,888                11,186                5,444
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................          745,117               133,027              122,222
   Participant transfers............................................          120,825                10,661               17,285
   Participant withdrawals..........................................          (20,048)               (7,027)              (1,290)
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................          845,894               136,661              138,217
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets............................          925,782               147,847              143,661
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $   925,782           $   147,847          $   143,661
                                                                          ===========           ===========          ===========

                                                                             WANGER                WANGER
                                                                              U.S.             INTERNATIONAL          TEMPLETON
                                                                            SMALL CAP            SMALL CAP              STOCK
                                                                          SUBACCOUNT(3)        SUBACCOUNT(9)        SUBACCOUNT(5)
                                                                          -------------        -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $    (4,490)          $      (975)         $      (290)
   Net realized gain (loss).........................................             (196)                  245                    1
   Net unrealized appreciation (depreciation).......................           84,781                25,324                3,846
                                                                          -----------           -----------          -----------
   Net increase (decrease) in net assets resulting from operations..           80,095                24,594                3,557
                                                                          -----------           -----------          -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................        1,570,924               363,290               56,849
   Participant transfers............................................           60,617                26,170               12,674
   Participant withdrawals..........................................          (13,636)               (8,262)              (6,072)
   Net increase (decrease) in net assets resulting from participant       -----------           -----------          -----------
      transactions..................................................        1,617,905               381,198               63,451
                                                                          -----------           -----------          -----------
   Net increase in (decrease) net assets............................        1,698,000               405,792               67,008
NET ASSETS
   Beginning of period..............................................                0                     0                    0
                                                                          -----------           -----------          -----------
   End of period....................................................      $ 1,698,000           $   405,792          $    67,008
                                                                          ===========           ===========          ===========

(1) From inception May 13, 1998 to December 31, 1998        (5) From inception June 2, 1998 to December 31, 1998
(3) From inception May 15, 1998 to December 31, 1998        (8) From inception June 16, 1998 to December 31, 1998
(4) From inception May 28, 1998 to December 31, 1998        (9) From inception June 17, 1998 to December 31, 1998


                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 1998
                                   (CONTINUED)

                                                                           TEMPLETON
                                                                             ASSET              TEMPLETON
                                                                           ALLOCATION          INTERNATIONAL
                                                                          SUBACCOUNT(8)        SUBACCOUNT(4)
                                                                          -------------        -------------

FROM OPERATIONS
   Net investment income (loss).....................................      $      (243)          $      (606)
   Net realized gain (loss).........................................              (12)                 (204)
   Net unrealized appreciation (depreciation).......................            2,141                 8,011
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            1,886                 7,201
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           39,635               151,455
   Participant transfers............................................            7,203                14,400
   Participant withdrawals..........................................             (389)               (3,385)
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           46,449               162,470
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           48,335               169,671
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    48,335           $   169,671
                                                                          ===========           ===========

                                                                           TEMPLETON
                                                                          DEVELOPING          MUTUAL SHARES
                                                                            MARKETS            INVESTMENTS
                                                                        SUBACCOUNT(10)        SUBACCOUNT(11)
                                                                        --------------        --------------

FROM OPERATIONS
   Net investment income (loss).....................................      $       (84)          $       (16)
   Net realized gain (loss).........................................              (24)                   --
   Net unrealized appreciation (depreciation).......................            3,011                   850
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from operations..            2,903                   834
                                                                          -----------           -----------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits.............................................           24,013                25,000
   Participant transfers............................................            1,201                    --
   Participant withdrawals..........................................           (2,676)                   --
                                                                          -----------           -----------
   Net increase (decrease) in net assets resulting from participant
      transactions..................................................           22,538                25,000
                                                                          -----------           -----------
   Net increase in (decrease) net assets............................           25,441                25,834
NET ASSETS
   Beginning of period..............................................                0                     0
                                                                          -----------           -----------
   End of period....................................................      $    25,441           $    25,834
                                                                          ===========           ===========



(4) From inception May 28, 1998 to December 31, 1998             (10) From inception August 18, 1998 to December 31, 1998
(8) From inception June 16, 1998 to December 31, 1998            (11) From inception December 11, 1998 to December 31, 1998


                       See Notes to Financial Statements

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account was established June 21, 1982 and currently consists of 22 Subaccounts, that invest in a corresponding series (the "Series"), of The Phoenix Edge Series Fund, Wanger Advisors Trust and the Templeton Variable Products Series Fund (the "Funds").
   Each Series has distinct investment objectives. The Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Real Estate Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Schafer Mid-Cap Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Templeton Stock Series is a capital growth common stock fund. The Templeton Asset Allocation Series invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Series invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Series seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Series is a capital appreciation fund with income as a secondary objective. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from Phoenix and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D.  DISTRIBUTIONS: Distributions are recorded on the ex-dividend date.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS
   Purchases and sales of shares of the Funds for the period ended December 31, 1998 aggregated the following:

SUBACCOUNT                                                                                        PURCHASES                SALES
----------                                                                                        ---------                -----

The Phoenix Edge Series Fund:
   Money Market...................................................................              $ 2,479,887             $832,932
   Growth.........................................................................               10,017,536               20,755
   Multi-Sector Fixed Income......................................................                1,518,727                7,211
   Strategic Allocation...........................................................                1,646,510                1,416
   International..................................................................                1,726,627                4,662
   Balanced.......................................................................                1,250,690               15,166
   Real Estate....................................................................                  117,903                7,500
   Strategic Theme................................................................                  205,920               32,775
   Aberdeen New Asia..............................................................                   21,239                1,757
   Enhanced Index.................................................................                  990,252               37,996
   Engemann Nifty Fifty...........................................................                  245,801                8,441
   Seneca Mid-Cap Growth..........................................................                  200,902                5,759
   Growth and Income..............................................................                  867,487               20,602
   Value Equity ..................................................................                  147,276               10,395
   Schafer Mid-Cap................................................................                  138,624                  447
Wanger Advisors Trust:
   U.S. Small Cap.................................................................                1,653,845               39,082
   International Small Cap........................................................                  403,372               22,824
The Templeton Variable Products Series Fund:
   Stock .........................................................................                   69,471                6,234
   Asset Allocation...............................................................                   46,838                  576
   International .................................................................                  176,260               14,226
   Developing Markets ............................................................                   25,203                2,723
   Mutual Shares Investments .....................................................                   25,000                   --

NOTE 4--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS (IN UNITS)

                                                                              SUBACCOUNT
                                          --------------------------------------------------------------------------------------
                                           MONEY                    MULTI-SECTOR      STRATEGIC
                                          MARKET        GROWTH      FIXED INCOME     ALLOCATION     INTERNATIONAL     BALANCED
                                          ------        ------      ------------     ----------     -------------     --------
Units outstanding, beginning of period            0             0              0              0               0               0
Participant deposits.................     2,504,771     9,247,699      1,419,852      1,414,097       1,490,191       1,145,069
Participant transfers................      (849,619)      184,474        162,939         82,089          19,663          55,730
Participant withdrawals..............       (47,330)      (16,265)        (4,850)        (1,401)         (5,632)        (16,030)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....     1,607,822     9,415,908      1,577,941      1,494,785       1,504,222       1,184,769
                                          =========     =========      =========      =========       =========       =========

                                                                                                                       SENECA
                                           REAL        STRATEGIC      ABERDEEN        ENHANCED       ENGEMANN          MID-CAP
                                          ESTATE         THEME        NEW ASIA          INDEX       NIFTY FIFTY        GROWTH
                                          ------         -----        --------          -----       -----------        ------
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       119,599       170,400         20,350        879,569         244,619        194,781
Participant transfers................         5,044       (21,648)           242         71,903           6,800         13,847
Participant withdrawals..............           (49)         (532)        (1,340)       (31,485)         (6,149)        (5,302)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       124,594       148,220         19,252        919,987         245,270        203,326
                                          =========     =========      =========      =========       =========       =========

                                                                                       WANGER           WANGER
                                           GROWTH AND     VALUE          SCHAFER         U.S.        INTERNATIONAL    TEMPLETON
                                            INCOME        EQUITY         MID-CAP      SMALL CAP        SMALL CAP        STOCK
                                            ------        ------         -------      ---------        ---------        -----
Units outstanding, beginning of period            0             0              0              0               0              0
Participant deposits.................       727,478       131,100        142,370      1,774,179         363,235         66,799
Participant transfers................       116,877        11,402         21,532         65,217          25,800         13,980
Participant withdrawals..............       (19,357)       (6,707)        (1,561)       (14,775)         (8,028)        (6,221)
                                          ---------     ---------      ---------      ---------       ---------       ---------
Units outstanding, end of period.....       824,998       135,795        162,341      1,824,621         381,007         74,558
                                          =========     =========      =========      =========       =========       =========


                                         TEMPLETON                      TEMPLETON        MUTUAL
                                           ASSET         TEMPLETON      DEVELOPING       SHARES
                                        ALLOCATION      INTERNATIONAL     MARKETS      INVESTMENTS
                                        ----------      -------------     -------      -----------
Units outstanding, beginning of period            0             0              0              0
Participant deposits.................        40,941       168,795         22,807         25,000
Participant transfers................         7,750        16,356          1,047             --
Participant withdrawals..............          (452)       (3,736)        (2,333)            --
                                          ---------     ---------      ---------      ---------
Units outstanding, end of period.....        48,239       181,415         21,521         25,000
                                          =========     =========      =========      =========

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS
   Phoenix and its indirect affiliate, Phoenix Equity Planning Corporation, a registered broker/dealer in securities, provide all services to the Account.
   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $35 during the period ended December 31, 1998.
   Phoenix Equity Planning Corporation is the principal underwriter and distributor for the Account. Phoenix Equity Planning Corporation is reimbursed for its distribution and underwriting expenses by Phoenix.
   On surrender of a contract, contingent deferred sales charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from proceeds and are paid to Phoenix as reimbursement for services provided. Contingent deferred sales charges deducted and paid to Phoenix aggregated $34 for the period ended December 31, 1998.
   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each Subaccount the daily equivalent of 0.40%, 0.85% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

NOTE 6--DISTRIBUTION OF NET INCOME
   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS
   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable universal life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a universal life contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.
   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[PricewaterhouseCoopers Logo]


To the Board of Directors of Phoenix Home Life Mutual Insurance Company and
   Participants of Phoenix Home Life Variable Accumulation Account:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts: Money Market, Growth, Multi-Sector Fixed Income, Strategic Allocation, International, Balanced, Real Estate, Strategic Theme, Aberdeen New Asia, Enhanced Index, Engemann Nifty Fifty, Seneca Mid-Cap Growth, Growth and Income, Value Equity, Schafer Mid-Cap, Wanger U.S. Small Cap, Wanger International Small Cap, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets and Mutual Shares Investments (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1998 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.




/S/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Home Life Mutual Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200

CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Financial Plaza
Hartford, Connecticut 06103

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1998

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants...........................................B-44

Consolidated Balance Sheet at December 31, 1998 and 1997....................B-45

Consolidated Statement of Income, Comprehensive Income and Equity
 for the Years Ended December 31, 1998, 1997 and 1996 ......................B-46

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1998, 1997 and 1996...........................................B-47

Notes to Consolidated Financial Statements ............................B-48-B-79

[PRICEWATERHOUSECOOPERS logo and address]







                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As indicated in Note 19, the company has revised the accounting for leveraged leases.



/s/ PricewaterhouseCoopers LLP

February 11, 1999, except as to Note 20, which is as of April 27, 1999

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
                                                                              1998                        1997
                                                                                       (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $ 1,881,687                 $ 1,554,905
Available-for-sale debt securities, at fair value                             6,693,540                   5,659,061
Equity securities, at fair value                                                304,545                     335,888
Mortgage loans                                                                  797,343                     927,501
Real estate                                                                      91,975                     321,757
Policy loans                                                                  2,008,260                   1,986,728
Other invested assets                                                           377,326                     319,088
Short-term investments                                                          240,911                   1,078,276
                                                                            -----------                 -----------
Total investments                                                            12,395,587                  12,183,204

Cash and cash equivalents                                                       132,634                     159,307
Accrued investment income                                                       173,312                     149,566
Deferred policy acquisition costs                                             1,076,635                   1,038,407
Premiums, accounts and notes receivable                                         120,928                      99,468
Reinsurance recoverables                                                         96,676                      66,649
Property and equipment, net                                                     153,425                     156,190
Goodwill and other intangible assets, net                                       527,029                     541,499
Other assets                                                                     46,060                      61,087
Separate account assets                                                       4,798,949                   4,082,255
                                                                            -----------                 -----------
Total assets                                                                $19,521,235                 $18,537,632
                                                                            ===========                 ===========

LIABILITIES
Policy liabilities and accruals                                             $11,810,202                 $11,334,014
Securities sold subject to repurchase agreements                                                            137,473
Notes payable                                                                   449,252                     471,085
Deferred income taxes                                                           111,912                     150,440
Other liabilities                                                               555,352                     585,467
Separate account liabilities                                                  4,798,949                   4,082,255
                                                                            -----------                 -----------
Total liabilities                                                            17,725,667                  16,760,734
                                                                            -----------                 -----------
Contingent liabilities (Note 17)
MINORITY INTEREST IN NET ASSETS
 OF CONSOLIDATED SUBSIDIARIES
                                                                                 91,884                     136,514
                                                                            -----------                 -----------

EQUITY
Retained earnings                                                             1,609,393                   1,484,620
Accumulated other comprehensive income                                           94,291                     155,764
                                                                             -----------                 -----------
Total equity                                                                  1,703,684                   1,640,384
                                                                            -----------                 -----------
Total liabilities and equity                                                $19,521,235                 $18,537,632
                                                                            ===========                 ===========

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                                          1998            1997           1996
                                                                                     (IN THOUSANDS)
REVENUES
Premiums                                                                 $1,852,801      $1,640,606    $1,518,822
Insurance and investment product fees                                       619,476         468,030       421,058
Net investment income                                                       898,884         771,346       711,595
Net realized investment gains                                                63,562         111,465        77,422
                                                                         ----------      ----------    ----------
 Total revenues                                                           3,434,723       2,991,447     2,728,897
                                                                         ----------      ----------    ----------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                      1,930,384       1,633,633     1,529,573
Policyholder dividends                                                      351,805         343,725       311,739
Policy acquisition expenses                                                 290,585         192,886       172,379
Amortization of goodwill and other intangible assets                         29,248          16,393        15,610
Interest expense                                                             29,889          28,147        17,570
Other operating expenses                                                    592,420         542,897       489,203
                                                                         ----------      ----------    ----------
  Total benefits, losses and expenses                                     3,224,331       2,757,681     2,536,074
                                                                         ----------      ----------    ----------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                            210,392         233,766       192,823

Income taxes                                                                 75,152          58,177        80,683
                                                                         ----------      ----------    ----------

INCOME BEFORE MINORITY INTEREST                                             135,240         175,589       112,140

Minority interest in net income of consolidated subsidiaries                 10,467           8,882         8,902
                                                                         ----------      ----------    ----------

NET INCOME                                                                  124,773         166,707       103,238
                                                                         ----------      ----------    ----------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAXES
Unrealized (losses) gains on securities                                     (46,967)         98,287        42,493
Reclassification adjustment for net realized gains
   included in net income                                                   (12,980)        (30,213)      (28,580)
Minimum pension liability adjustment                                         (1,526)         (2,101)        1,241
                                                                         ----------      ----------    ----------
  Total other comprehensive income (loss)                                   (61,473)         65,973        15,154
                                                                         ----------      ----------    ----------

COMPREHENSIVE INCOME                                                         63,300         232,680       118,392
                                                                         ----------      ----------    ----------

EQUITY, BEGINNING OF YEAR - RESTATED (NOTE 19)                            1,640,384       1,407,704     1,289,312
                                                                         ----------      ----------    ----------

EQUITY, END OF YEAR                                                      $1,703,684      $1,640,384    $1,407,704
                                                                         ==========      ==========    ==========




        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                               1998           1997          1996
                                                                                          (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                                 $  124,773     $  166,707     $  103,238

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                                 (63,562)      (111,465)       (77,422)
  Amortization and depreciation                                                  60,580         90,565         64,870
  Equity in undistributed earnings of affiliates and partnerships               (25,110)       (34,057)       (22,037)
  Deferred income taxes (benefit)                                                (9,274)         3,663         16,126
  (Increase) decrease in receivables                                            (75,233)       (49,172)         5,955
  Increase in deferred policy acquisition costs                                 (31,534)       (48,860)       (61,985)
  Increase in policy liabilities and accruals                                   487,312        512,476        559,724
  Increase (decrease) in other assets/other liabilities, net                     53,194         44,269        (66,337)
  Other, net                                                                      3,412          5,417           (320)
                                                                              ---------     ----------     ----------
    Net cash provided by operating activities                                   524,558        579,543       521,812
                                                                              ---------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from sales, maturities or repayments
    of available-for-sale debt securities                                     1,446,990      1,187,943      1,348,809
  Proceeds from maturities or repayments of held-to-maturity
    debt securities                                                             306,183        217,302        118,596
  Proceeds from disposals of equity securities                                   45,204         51,373        382,359
  Proceeds from mortgage loan maturities or repayments                          200,419        164,213        151,760
  Proceeds from sale of real estate and other invested assets                   458,467        218,874        127,440
  Purchase of available-for-sale debt securities                             (2,568,971)    (1,689,479)    (1,909,086)
  Purchase of held-to-maturity debt securities                                 (631,974)      (225,722)      (385,321)
  Purchase of equity securities                                                 (86,472)       (88,573)      (215,104)
  Purchase of subsidiaries                                                       (6,647)      (246,400)
  Purchase of mortgage loans                                                    (75,974)      (140,831)      (200,683)
  Purchase of real estate and other invested assets                            (201,424)       (90,593)      (157,077)
  Change in short-term investments, net                                         837,365         58,384        110,503
  Increase in policy loans                                                      (21,532)       (59,699)       (49,912)
  Capital expenditures                                                          (23,935)       (41,504)        (3,543)
  Other investing activities, net                                                (6,540)        (1,750)        (5,898)
                                                                              ---------     ----------     ----------
    Net cash used for investing activities                                     (328,841)      (686,462)      (687,157)
                                                                              ---------     ----------     ----------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
    net of deposits and interest credited                                       (11,124)       (17,902)        (6,301)
  (Repayment of)/proceeds from securities sold
    subject to repurchase agreements                                           (137,472)       137,472
  Proceeds from borrowings                                                          136        215,359        226,082
  Repayment of borrowings                                                       (63,328)      (234,703)        (2,400)
  Dividends paid to minority shareholders in consolidated subsidiaries           (4,938)        (6,895)        (6,245)
  Other financing activities                                                     (5,664)
                                                                              ---------     ----------     ----------
    Net cash provided by (used for) financing activities                       (222,390)        93,331        211,136
                                                                              ---------     ----------     ----------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                         (26,673)       (13,588)        45,791

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                    159,307        172,895        127,104
                                                                              ---------     ----------     ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                       $  132,634     $  159,307     $  172,895
                                                                              =========     ==========     ==========

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                                   $   44,508     $   76,167     $   76,157
    Interest paid on indebtedness                                            $   32,834     $   32,300     $   19,214

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services and insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among five reportable segments:
    Individual Insurance, Life Reinsurance, Group Life and Health Insurance, Securities Management and All Other. See Note 10 for segment information.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has significant influence over operating and financial policies and generally at least a 20% ownership interest are reported on the equity basis.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Amounts for 1997 and 1996 have been retroactively restated to account for income from leveraged lease investments (see Note 19). Certain reclassifications have been made to the 1997 and 1996 amounts to conform with the 1998 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

    Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in investment income. Prior to 1998, for venture capital partnerships, this activity was reflected in capital gains and losses. Such earnings and losses included in prior year financial statements have been reclassified to reflect this change.

    Beginning in 1998, leveraged lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Prior to 1998, leveraged lease investments were carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. Prior years have been restated to reflect these changes (see Note 19).

    Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and deferred policy acquisition costs.

    FINANCIAL INSTRUMENTS

    In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt, investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps and interest rate floors. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

    Phoenix also uses interest rate swaps and futures contracts as hedges for asset/liability management of fixed income investments and certain liabilities. Realized gains and losses on these contracts are deferred and amortized over the life of the hedged asset or liability.

    Phoenix enters into interest rate floor contracts to hedge against significant declines in interest rates by locking in a minimum interest rate amount that will be received on future reinvestments in terms of an underlying treasury yield. Phoenix does not enter into interest rate floor contracts for trading purposes. The excess of a predetermined (strike) rate over a reference (index) rate is recognized in investment income when received or paid.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

    For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

    For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    POLICYHOLDERS' DIVIDENDS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

    INCOME TAXES

    Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for 1998 and prior years. Entities included within the consolidated group are segregated into either a life insurance or nonlife insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible nonlife tax losses that can be applied to offset life company taxable income.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

    As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix adopted Statement of Financial Accounting Standard (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

    In 1998, Phoenix adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement supersedes SFAS No. 14, "Financial Reporting for Segments of a

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Business Enterprise," replacing the "industry segment" approach with the "management" approach. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of Phoenix's reportable segments. The adoption of this statement did not affect the results of operations or financial position but did affect the disclosure of segment information.

    In 1998, Phoenix adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which amends SFAS No. 87, "Employers' Accounting for Pensions," No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits," and No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions." The new statement revises and standardizes employers' disclosures about pension and other postretirement benefit plans. Adoption of this statement did not affect the results of operations or financial position of the company.

    On June 15, 1998, The Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." This statement, effective for all years beginning after June 15, 1999, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, the type of hedge transaction. Management anticipates that, due to its limited use of derivative instruments, the adoption of this statement will not have a significant effect on Phoenix's results of operations or its financial position.

3.  SIGNIFICANT TRANSACTIONS

    DIVIDEND SCALE REDUCTION

    Due to the decline of interest rates in the financial markets to historic lows and the strong likelihood that such levels will be sustained, Phoenix carefully reviewed and considered a change in its dividend scale. As a result, in October 1998, Phoenix's Board of Directors voted to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies are being reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

    REAL ESTATE SALES

    On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309 million in cash. This transaction, along with the sale of 18 other properties and partnerships during the year, which had a carrying value of $36.7 million, resulted in after-tax gains of approximately $49.6 million. As of December 31,1998, Phoenix has 7 commercial real estate properties remaining with a carrying value of $55.7 million and 10 joint venture real estate partnerships with a carrying value of $36.3 million.

    PHOENIX INVESTMENT PARTNERS, LTD.

    On December 3, 1998, Phoenix Investment Partners completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47 million. Phoenix Investment Partners received $37 million in cash and a $10 million three-year interest bearing note. The transaction resulted in a before-tax gain of approximately $17.5 million. Phoenix's interest represents an after-tax realized gain of approximately $6.8 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    On September 3, 1997, Phoenix Investment Partners acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. for approximately $214 million. Pasadena Capital managed over $7 billion in assets at December 31, 1998, primarily individual accounts.

    On July 17, 1997, Phoenix Investment Partners acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management, for approximately $37.5 million. Seneca Capital Management managed $6 billion in assets at December 31, 1998.

    The purchase price for Pasadena Capital and Seneca Capital Management represented the consideration paid and the direct costs incurred by Phoenix Investment Partners to purchase Pasadena Capital and a majority interest in Seneca Capital Management. The excess of the purchase price over the fair value of the acquired net tangible assets of these companies totaled approximately $212.8 million. Of this excess purchase price, $110.2 million was classified as identifiable intangible assets, primarily associated with investment management contracts, which are being amortized over their estimated average useful life of 13 years using the straight line method. The remaining excess purchase price of $142.5 million was classified as goodwill and is being amortized over 40 years using the straight line method.

    Phoenix owns approximately 60% of the outstanding Phoenix Investment Partners' common stock. In addition, Phoenix owns 45% of Phoenix Investment Partners' convertible subordinated debentures.

    CONFEDERATION LIFE

    On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The $141.3 million difference, which does not exceed the estimated present value of future profits of the acquired business, was recorded as deferred acquisition costs.

    SURPLUS NOTES

    On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as notes payable in the Consolidated Balance Sheet.

    The notes were issued in accordance with Section 1307 (Contingent Liability for Borrowings) of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

    The notes were issued pursuant to Rule 144A (Private Resales of Securities to Institutions) under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

    ABERDEEN ASSET MANAGEMENT PLC

    As of December 31, 1998, PM Holdings owned 10% of the outstanding common stock of Aberdeen Asset Management, a Scottish asset management firm. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 10% of Aberdeen Asset Management's then outstanding common stock. The note is also classified as other invested assets in the Consolidated Balance Sheet.

    In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Investment Partners and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

4.  INVESTMENTS

    Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                        GROSS            GROSS
                                                     AMORTIZED       UNREALIZED        UNREALIZED        FAIR
                                                        COST            GAINS            LOSSES         VALUE
                                                                           (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds            $   10,562       $      643      $       (78)       $   11,127
    Foreign government bonds                              3,036                              (743)            2,293
    Corporate securities                              1,695,789           98,896          (13,823)        1,780,862
    Mortgage-backed securities                          172,300            6,201              (12)          178,489
                                                     ----------       ----------      -----------        ----------

      Total                                           1,881,687          105,740          (14,656)        1,972,771
                                                     ----------       ----------      -----------        ----------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                    497,089           34,454             (422)          531,121
    State and political subdivision bonds               529,977           43,622             (104)          573,495
    Foreign government bonds                            293,968           28,814          (18,691)          304,091
    Corporate securities                              1,993,720          110,525          (36,656)        2,067,589
    Mortgage-backed securities                        3,121,690          110,172          (14,618)        3,217,244
                                                     ----------       ----------      -----------        ----------

      Total                                           6,436,444          327,587          (70,491)        6,693,540
                                                     ----------       ----------      -----------        ----------

      TOTAL DEBT SECURITIES                          $8,318,131       $  433,327      $   (85,147)       $8,666,311
                                                     ----------       ----------      -----------        ----------

    EQUITY SECURITIES                                $  223,915       $  102,018      $   (21,388)       $  304,545
                                                     ==========       ==========      ===========        ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                         GROSS              GROSS
                                                      AMORTIZED        UNREALIZED         UNREALIZED            FAIR
                                                         COST            GAINS              LOSSES              VALUE
                                                                               (IN THOUSANDS)

    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds               $   11,041        $     569        $       (8)        $   11,602
    Foreign government bonds                                 3,032               15              (115)             2,932
    Corporate securities                                 1,521,033          103,267            (2,042)         1,622,258
    Mortgage-backed securities                              19,799              949                               20,748
                                                        ----------        ---------        ----------         ----------

      Total                                              1,554,905          104,800            (2,165)         1,657,540
                                                        ----------        ---------        ----------         ----------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                       501,190           25,020              (636)           525,574
    State and political subdivision bonds                  474,123           32,896            (3,477)           503,542
    Foreign government bonds                               248,831           26,303            (5,992)           269,142
    Corporate securities                                 1,384,503           97,943            (4,403)         1,478,043
    Mortgage-backed securities                           2,786,278           99,785            (3,303)         2,882,760
                                                        ----------        ---------        ----------         ----------

      Total                                              5,394,925          281,947           (17,811)         5,659,061
                                                        ----------        ---------        ----------         ----------

      TOTAL DEBT SECURITIES                             $6,949,830       $  386,747        $  (19,976)        $7,316,601
                                                        ----------        ---------        ----------         ----------

    EQUITY SECURITIES                                   $  158,217       $  190,669        $  (12,998)        $  335,888
                                                        ==========        =========        ==========         ==========


    The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 1998 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                              HELD-TO-MATURITY                   AVAILABLE-FOR-SALE
                                                         AMORTIZED           FAIR            AMORTIZED           FAIR
                                                           COST              VALUE             COST              VALUE
                                                                                 (IN THOUSANDS)

    Due in one year or less                             $    75,505       $    66,367       $    58,513       $    59,953
    Due after one year through five years                   512,131           535,084           460,182           481,790
    Due after five years through ten years                  672,533           710,988           948,676           983,590
    Due after ten years                                     449,218           481,843         1,847,383         1,950,963
    Mortgage-backed securities                              172,300           178,489         3,121,690         3,217,244
                                                        -----------       -----------       -----------       -----------

    Total                                               $ 1,881,687       $ 1,972,771       $ 6,436,444       $ 6,693,540
                                                        ===========       ===========       ===========       ===========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:

                                                                                      DECEMBER 31,
                                                                                 1998              1997
                                                                                     (IN THOUSANDS)

             Planned amortization class                                        $  433,668         $  554,425
             Asset-backed                                                         910,594            594,128
             Mezzanine                                                            280,162            328,539
             Commercial                                                           641,485            556,155
             Sequential pay                                                       982,576            680,397
             Pass through                                                         119,065            132,522
             Other                                                                 21,994             56,393
                                                                               ----------         ----------

             Total mortgage-backed securities                                  $3,389,544         $2,902,559
                                                                               ==========         ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    MORTGAGE LOANS AND REAL ESTATE

    Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.


    Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                   MORTGAGE LOANS                            REAL ESTATE
                                                    DECEMBER 31,                             DECEMBER 31,
                                             1998                    1997             1998                1997
                                                   (IN THOUSANDS)                           (IN THOUSANDS)
    PROPERTY TYPE:
    Office buildings                        $221,244               $246,500          $ 38,343            $180,743
    Retail                                   203,927                231,886            36,858             108,907
    Apartment buildings                      261,894                303,990            21,553              20,560
    Industrial buildings                     121,789                162,008             1,600              39,810
    Other                                     19,089                 18,917                32                 238
    Valuation allowances                     (30,600)               (35,800)           (6,411)            (28,501)
                                            --------               --------          --------            --------
    Total                                   $797,343               $927,501          $ 91,975            $321,757
                                            ========               ========          ========            ========

    GEOGRAPHIC REGION:
    Northeast                               $169,368               $222,975          $ 47,709            $ 92,513
    Southeast                                213,916                257,376                32              85,781
    North central                            176,683                189,163            11,453              63,751
    South central                             98,956                 79,092            22,649              58,954
    West                                     169,020                214,695            16,543              49,259
    Valuation allowances                     (30,600)               (35,800)           (6,411)            (28,501)
                                            --------               --------          --------            --------
    Total                                   $797,343               $927,501          $ 91,975            $321,757
                                            ========               ========          ========            ========


    At December 31, 1998, scheduled mortgage loan maturities were as follows:
    1999--$99 million; 2000--$81 million; 2001--$87 million; 2002--$29 million;
    2003--$107 million; and $394 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $2.3 million and $8.6 million of its mortgage loans during 1998 and 1997, respectively, based on terms which differed from those granted to new borrowers.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                  BALANCE AT                                                          BALANCE AT
                                  JANUARY 1,              ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                                    (IN THOUSANDS)
    1998
    Mortgage loans                  $ 35,800               $ 50,603                 $(55,803)             $30,600
    Real estate                       28,501                  5,108                  (27,198)               6,411
                                    --------               --------                 --------              -------
    Total                           $ 64,301               $ 55,711                 $(83,001)             $37,011
                                    ========               ========                 ========              =======

    1997
    Mortgage loans                  $ 48,399               $  6,731                 $(19,330)             $35,800
    Real estate                       47,509                  4,201                  (23,209)              28,501
                                    --------               --------                 --------              -------
    Total                           $ 95,908               $ 10,932                 $(42,539)             $64,301
                                    ========               ========                 ========              =======

    1996
    Mortgage loans                  $ 65,807               $  7,640                 $(25,048)             $48,399
    Real estate                       83,755                  2,526                  (38,772)              47,509
                                    --------               --------                 --------              -------
    Total                           $149,562               $ 10,166                 $(63,820)             $95,908
                                    ========               ========                 ========              =======

    NONINCOME-PRODUCING MORTGAGE LOANS AND BONDS

    The net carrying values of nonincome-producing mortgage loans were $15.6 million and $7.0 million at December 31, 1998 and 1997, respectively. The net carrying value of nonincome-producing bonds was $22.3 million at December 31, 1998. There were no nonincome-producing bonds at December 31, 1997.

    INTEREST RATE SWAPS AND INTEREST RATE FLOORS

    The notional amounts of Phoenix's interest rate swaps were $416.0 million and $272.9 million at December 31, 1998 and 1997, respectively. Weighted average received and paid rates were 6.24% and 5.79%, for 1998. The increase in net investment income related to interest rate swap contracts was $1.9 million and $.7 million for the years ended December 31, 1998 and 1997, respectively. The fair value of these interest rate swap agreements as of December 31, 1998 and 1997 were $11.0 million and $9.4 million, respectively. These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged.

    During 1998, Phoenix entered into several interest rate floor contracts. The notional amount of Phoenix's interest rate floor contracts was $570.0 million at December 31, 1998. The weighted average strike rate was 4.59% for 1998. The excess of the strike rates over the index rates (5- and 10-year constant maturity treasury yields) was not significant. The fair value of these interest rate floors at December 31, 1998 was $1.4 million. These contracts do not require payment of notional principal.

    Management of Phoenix considers the likelihood of any material loss on these guarantees or interest rate swaps or floors to be remote.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    OTHER INVESTED ASSETS

    Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:

                                                                                      DECEMBER 31,
                                                                             1998                      1997
                                                                                     (IN THOUSANDS)

          Venture capital equity partnerships                              $140,591                  $ 88,228
          Transportation and equipment leases                                80,953                    78,024
          Affordable housing partnerships                                    10,854
          Investment in Aberdeen Asset Management                            72,257                    70,317
          Investment in Beutel, Goodman & Co. Ltd.                                                     31,214
          Investment in other affiliates                                     23,387                     5,453
          Seed money in separate accounts                                    26,587                    41,297
          Other partnership interests                                        22,697                     4,555
                                                                           --------                  --------
          Total other invested assets                                      $377,326                  $319,088
                                                                           ========                  ========

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                    1998                       1997                       1996
                                                                         (IN THOUSANDS)

          Debt securities                           $598,892                  $509,702                   $469,713
          Equity securities                            6,469                     4,277                      4,689
          Mortgage loans                              83,101                    85,662                     84,318
          Policy loans                               146,477                   122,562                    117,742
          Real estate                                 38,338                    18,939                     21,799
          Leveraged leases                             2,746                     2,692                      3,286
          Other invested assets                       22,364                    31,365                     18,751
          Short-term investments                      23,825                    18,768                     18,688
                                                    --------                  --------                   --------
          Sub-total                                  922,212                   793,967                    738,986
          Less investment expenses                    23,328                    22,621                     27,391
                                                    --------                  --------                   --------
          Net investment income                     $898,884                  $771,346                   $711,595
                                                    ========                  ========                   ========

    Investment income of $8.4 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1998. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

    The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $40.8 million and $51.3 million at December 31, 1998 and 1997, respectively. Interest income on restructured

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.9 million, $5.3 million and $3.1 million in 1998, 1997 and 1996, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.8 million and $5.2 million in 1998, 1997 and 1996, respectively.

    INVESTMENT GAINS AND LOSSES

    Net unrealized gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                              1998                1997                   1996
                                                                             (IN THOUSANDS)

    Debt securities                                        $ (7,040)              $112,194               $(70,986)
    Equity securities                                       (91,880)                74,547                 40,803
    Deferred policy acquisition costs                         6,694                (80,603)                51,528
    Deferred income taxes                                   (32,279)                38,064                  7,432
                                                           --------               --------               --------

    Net unrealized investment (losses) gains
      on securities available-for-sale                     $(59,947)              $ 68,074               $ 13,913
                                                           ========               ========               ========

    Realized investment gains and losses for the year ended December 31, were as follows:

                                                              1998                 1997                   1996
                                                                             (IN THOUSANDS)

    Debt securities                                         $(4,295)              $ 19,315               $(10,476)
    Equity securities                                        11,939                 26,290                 59,794
    Mortgage loans                                           (6,895)                 3,805                  2,628
    Real estate                                              67,522                 44,668                 24,711
    Other invested assets                                    (4,709)                17,387                    765
                                                           --------               --------               --------

    Net realized investment gains                          $ 63,562               $111,465               $ 77,422
                                                           ========               ========               ========

    The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                           1998                    1997                   1996
                                                                              (IN THOUSANDS)

         Proceeds from disposals                           $912,696               $821,339              $1,118,594
         Gross gains on sales                              $ 17,442               $ 27,954              $   12,547
         Gross losses on sales                             $ 33,641               $  5,309              $   25,575

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill and other intangible assets were as follows:

                                                                                            DECEMBER 31,
                                                                                      1998               1997
                                                                                           (IN THOUSANDS)
    Phoenix Investment Partners' gross amounts:
      Goodwill                                                                        $321,793           $321,932
      Investment management contracts                                                  169,006            167,788
      Noncompete covenant                                                                5,000              5,000
      Other                                                                                472              1,220
                                                                                      --------           --------
    Totals                                                                             496,271            495,940
                                                                                      --------           --------

    Other gross amounts:
      Goodwill                                                                          79,217             65,585
      Client listings                                                                   48,111             45,441
      Intangible asset related to pension plan benefits                                 16,229             18,032
      Other                                                                              1,690                279
                                                                                      --------           --------
    Totals                                                                             145,247            129,337
                                                                                      --------           --------

    Total gross goodwill and other intangible assets                                   641,518            625,277

    Accumulated amortization - Phoenix Investment Partners                             (49,615)           (27,579)
    Accumulated amortization - other                                                   (64,874)           (56,199)
                                                                                      --------           --------

    Total net goodwill and other intangible assets                                    $527,029           $541,499
                                                                                      ========           ========




    In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income, Comprehensive Income and Equity.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  NOTES PAYABLE

                                                                                            DECEMBER 31,
                                                                                   1998                     1997
                                                                                           (IN THOUSANDS)

      Short-term debt                                                             $ 20,463                 $ 15,539
      Bank borrowings                                                              205,778                  263,732
      Notes payable                                                                  5,438                   14,632
      Subordinated debentures                                                       41,359
      Surplus notes                                                                175,000                  175,000
      Secured debt                                                                   1,214                    2,182
                                                                                  --------                 --------

      Total notes payable                                                         $449,252                 $471,085
                                                                                  ========                 ========

    Phoenix has various lines of credit established with major commercial banks. As of December 31, 1998, Phoenix had outstanding balances totaling $219.7 million. The total unused credit was $190.7 million. Interest rates ranged from 5.24% to 7.98% in 1998.

    Maturities of other indebtedness are as follows: 1999--$20.5 million; 2000--$38.3 million; 2001--$29.2 million; 2002--$318.3 million; 2003--$1.1 million; 2004 and thereafter--$41.9 million.

    Interest expense was $29.9 million, $32.5 million and $18.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

7.  INCOME TAXES

    A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                         1998                      1997                      1996
                                                                              (IN THOUSANDS)

 Income taxes
   Current                                               $80,322                  $54,514                   $59,673
   Deferred                                               (5,170)                   3,663                    21,010
                                                         -------                  -------                   -------

 Total                                                   $75,152                  $58,177                   $80,683
                                                         =======                  =======                   =======

    The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                        1998                 1997                    1996
                                                                   %                      %                     %

     Income tax expense at statutory rate             $73,637      35       $81,818       35        $67,488     35
     Dividend received deduction and
       tax-exempt interest                             (3,691)     (1)       (2,513)      (1)        (2,107)    (1)
     Other, net                                         5,206       2        (8,017)      (4)         2,736      1
                                                      -------      --       -------       --         ------     --
                                                       75,152      36        71,288       30         68,117     35

     Differential earnings (equity tax)                                     (13,111)      (5)        12,566      7
                                                      -------      --       -------       --         ------     --

     Income taxes                                     $75,152      36       $58,177       25        $80,683     42
                                                      =======      ==       =======       ==        =======     ==

    The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:

                                                                                         DECEMBER 31,
                                                                              1998                        1997
                                                                                       (IN THOUSANDS)

     Deferred policy acquisition costs                                      $  301,337                 $  303,500
     Unearned premium/deferred revenue                                        (148,112)                  (139,817)
     Impairment reserves                                                       (23,393)                   (26,102)
     Pension and other postretirement benefits                                 (59,164)                   (56,643)
     Investments                                                               105,395                     83,821
     Future policyholder benefits                                             (141,130)                  (140,980)
     Other                                                                      28,730                     45,053
                                                                            ----------                 ----------
                                                                                63,663                     68,832
     Net unrealized investment gains                                            51,597                     84,134
     Minimum pension liability                                                  (3,348)                    (2,526)
                                                                            ----------                 ----------

     Deferred income tax liability, net                                     $  111,912                 $  150,440
                                                                            ==========                 ==========

    Gross deferred income tax assets totaled $375 million and $366 million at December 31, 1998 and 1997, respectively. Gross deferred income tax liabilities totaled $487 million and $516 million at December 31, 1998 and 1997, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1998 and 1997 will be realized.

    The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 through 1997. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.  PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

    PENSION PLANS

    Phoenix has a multi-employer, noncontributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a nonqualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

    Components of net periodic pension cost for the years ended December 31, were as follows:

                                                             1998                   1997                   1996
                                                                               (IN THOUSANDS)

    Components of net periodic benefit cost
          Service cost                                      $ 11,046               $ 10,278               $ 10,076
          Interest cost                                       22,958                 22,650                 22,661
          Expected return on plan assets                     (25,083)               (22,055)               (20,847)
          Amortization of net transition asset                (2,369)                (2,369)                (2,468)
          Amortization of prior service cost                   1,795                  1,795                    (22)
          Amortization of net (gain) loss                     (1,247)                    25                  1,867
                                                            --------               --------               --------
          Net periodic benefit cost                         $  7,100               $ 10,324               $ 11,267
                                                            ========               ========               ========

    In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                            DECEMBER 31,
                                                                                      1998                1997
                                                                                           (IN THOUSANDS)

    Change in projected benefit obligation
      Projected benefit obligation at beginning of year                         $ 335,436               $ 301,245
      Service cost                                                                 11,046                  10,278
      Interest cost                                                                22,958                  22,650
      Plan amendments                                                                                         171
      Actuarial loss                                                                1,958                  18,644
      Benefit payments                                                            (17,936)                (17,552)
                                                                                ---------               ---------
      Benefit obligation at end of year                                         $ 353,462               $ 335,436
                                                                                =========               =========

    Change in plan assets
      Fair value of plan assets at beginning of year                            $ 321,555               $ 283,245
      Actual return on plan assets                                                 58,225                  53,093
      Employer contributions                                                        2,975                   2,769
      Benefit payments                                                            (17,936)                (17,552)
                                                                                ---------               ---------
      Fair value of plan assets at end of year                                  $ 364,819               $ 321,555
                                                                                =========               =========

      Funded status of the plan                                                 $  11,357               $ (13,881)
      Unrecognized net transition asset                                           (14,217)                (16,586)
      Unrecognized prior service cost                                              16,185                  17,980
      Unrecognized net gain                                                       (75,921)                (45,986)
                                                                                ---------               ---------
      Net amount recognized                                                     $ (62,596)              $ (58,473)
                                                                                =========               =========

    Amounts recognized in the Consolidated Balance
      Sheet consist of:
      Accrued benefit liability                                                 $ (88,391)              $ (83,724)
      Intangible asset                                                             16,229                  18,032
      Accumulated other comprehensive income                                        9,566                   7,219
                                                                                ---------               ---------
                                                                                $ (62,596)              $ (58,473)
                                                                                =========               =========


    At December 31, 1998 and 1997, the nonqualified plan was unfunded and had projected benefit obligations of $57.2 million and $50.4 million, respectively. The accumulated benefit obligations as of December 31, 1998 and 1997 related to this plan were $48.4 million and $42.8 million, respectively, and are included in other liabilities.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $6.2 million and $4.7 million, net of income taxes, at December 31, 1998 and 1997, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the nonqualified plan. Phoenix has also recorded an intangible asset of $16.2 million and $18.0 million as of December 31, 1998 and 1997 related to the nonqualified plan.

    The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0% for 1998 and 1997. The discount rate assumption for 1998 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0% in 1998 and 1997.

    The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

    Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1997 and 1996 were $4.1 million, $3.8 million and $4.2 million, respectively.

    OTHER POSTRETIREMENT BENEFIT PLANS

    In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

    The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                     1998                1997              1996
                                                                                   (IN THOUSANDS)
    Components of net periodic benefit cost
             Service cost                                            $3,436             $3,136             $2,765
             Interest cost                                            4,572              4,441              4,547
             Amortization of net gain                                (1,232)            (1,527)            (1,576)
                                                                     ------             ------             ------
             Net periodic benefit cost                               $6,776             $6,050             $5,736
                                                                     ======             ======             ======

    In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                           DECEMBER 31,
                                                                                   1998                    1997
                                                                                          (IN THOUSANDS)

    Change in projected postretirement benefit obligation
      Projected benefit obligation at beginning of year                           $ 66,618               $ 63,656
      Service cost                                                                   3,436                  3,136
      Interest cost                                                                  4,572                  4,441
      Actuarial (gain) loss                                                            397                   (518)
      Benefit payments                                                              (4,080)                (4,098)
                                                                                  --------               --------
      Projected benefit obligation at end of year                                 $ 70,943               $ 66,617
                                                                                  --------               --------

    Change in plan assets
      Employer contributions                                                      $  4,080               $  4,098
      Benefit payments                                                              (4,080)                (4,098)
                                                                                  --------               --------
      Fair value of plan assets at end of year                                    $                        $
                                                                                  --------               --------

      Funded status of the plan                                                   $(70,943)              $(66,617)
      Unrecognized net gain                                                        (26,408)               (28,037)
                                                                                  --------               --------
      Accrued benefit liability                                                   $(97,351)              $(94,654)
                                                                                  ========               ========

    The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1998 and 1997.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. Based on this assumption the health care costs were assumed to increase 8.5% in 1998.

    The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.6 million and the annual service and interest cost by $.7 million, before taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.3 million and the annual service and interest cost by $.6 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

    OTHER POSTEMPLOYMENT BENEFITS

    Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expense was ($.5) million for 1998, $.4 million for 1997 and $.4 million for 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income for the years ended December 31, were as follows:

                                                              1998                 1997                   1996
                                                                              (IN THOUSANDS)
    UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Before-tax amount                                       $(72,255)             $151,210               $ 65,374
    Tax expense (benefit)                                    (25,288)               52,923                 22,881
                                                            --------              --------               --------
    Totals                                                   (46,967)               98,287                 42,493
                                                            --------              --------               --------

    RECLASSIFICATION ADJUSTMENT FOR NET GAINS
       REALIZED IN NET INCOME:
    Before-tax amount                                        (19,970)              (46,481)               (43,969)
    Tax (benefit)                                             (6,990)              (16,268)               (15,389)
                                                            --------              --------               --------
    Totals                                                   (12,980)              (30,213)               (28,580)
                                                            --------              --------               --------

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Before-tax amount                                        (92,225)              104,729                 21,405
    Tax expense (benefit)                                    (32,278)               36,655                  7,492
                                                            --------              --------               --------
    Totals                                                  $(59,947)             $ 68,074               $ 13,913
                                                            --------              --------               --------

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Before-tax amount                                       $ (2,347)             $ (3,232)              $  1,910
    Tax expense (benefit)                                       (821)               (1,131)                   669
                                                            --------              --------               --------
    Totals                                                  $ (1,526)             $ (2,101)              $  1,241
                                                            ========              ========               ========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                                    1998              1997                 1996
                                                                                 (IN THOUSANDS)

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Balance, beginning of year                                     $160,457          $ 92,383            $ 78,470
    Change during period                                            (59,947)           68,074              13,913
                                                                   --------          --------            --------
    Balance, end of year                                            100,510           160,457              92,383
                                                                   --------          --------            --------

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Balance, beginning of year                                       (4,693)           (2,592)             (3,833)
    Change during period                                             (1,526)           (2,101)              1,241
                                                                   --------          --------            --------
    Balance, end of year                                             (6,219)           (4,693)             (2,592)
                                                                   --------          --------            --------

    ACCUMULATED OTHER COMPREHENSIVE INCOME:
    Balance, beginning of year                                      155,764            89,791              74,637
    Change during period                                            (61,473)           65,973              15,154
                                                                   --------          --------            --------
    Balance, end of year                                           $ 94,291          $155,764            $ 89,791
                                                                   ========          ========            ========

10.  SEGMENT INFORMATION

    Phoenix is organized by lines of business that include similar product groupings. Lines of businesses have been grouped into the following reportable segments: Individual Insurance, Life Reinsurance, Group Life and Health Insurance and Securities Management. The category "Individual Insurance" aggregates the Individual Traditional, Universal Life, Variable Universal Life and Variable Annuity lines of business. The category "All Other" includes the combined financial results of segments that individually are below the quantitative thresholds. Those segments include General Lines Brokerage and several small individual insurance lines. In addition, the category "All Other" contains unallocated investment income, unallocated expenses and realized investment gains related to capital in excess of segment requirements, as well as certain assets such as equity securities and venture capital. Phoenix calculates taxes at a flat rate of 35% on the operating income of its insurance line segments and therefore, does not allocate permanent tax differences to these segments. Also, Phoenix does not allocate unusual or extraordinary items to its segments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following table summarizes significant financial amounts by reportable segment:


 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1998                                                         GROUP LIFE
 (IN MILLIONS)                                    INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                                  INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER     TOTALS
                                                  ----------  -----------  ----------    ----------   -----     ------

 Revenues from external sources                     $ 1,354      $ 64         $440        $214         $400     $ 2,472
 Intersegment revenues                                                                      18           41          59
 Net investment income                                  708        19           45           2           75         849
 Interest expense                                                                           15            1          16
 Policyholder dividends                                 344                                                         344
 Increase in DAC                                         (9)       (5)                                   (5)        (19)
 Depreciation and amortization expense                    4                      1          26           14          45
 Other noncash items:
     Increase in policy liabilities and accruals        596        38           16                       36         686
     Minority interest in operating income                                                  14            5          19

 Segment operating income (a)                       $    50      $ 12         $ 26        $ 23         $  1     $   112
                                                    =======      ====         ====        ====         ====     =======

 Deferred policy acquisition costs                  $ 1,035      $ 27                                  $ 18     $ 1,080
 Total segment assets                               $16,177      $398         $701        $557         $938     $18,771
                                                    =======      ====         ====        ====         ====     =======

 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1997                                                         GROUP LIFE
 (IN MILLIONS)                                    INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                                  INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER     TOTALS
                                                  ----------  -----------  ----------    ----------   -----     ------

 Revenues from external sources                     $ 1,200      $ 57         $428        $124       $  298     $ 2,107
 Intersegment revenues                                                                      16           30          46
 Net investment income                                  586        19           42           2          101         750
 Interest expense                                                                            4            1           5
 Policyholder dividends                                 328                                                         328
 Increase in DAC                                        (32)       (5)                                  (13)        (50)
 Depreciation and amortization expense                    3                      1          12           36          52
 Other noncash items:
     Increase in policy liabilities and accruals        508         3           24                       50         585
     Minority interest in operating income                                                  12            2          14

 Segment operating income (a)                       $    59      $ 10         $ 33        $ 16       $  (17)    $   101
                                                    =======      ====         ====        ====         ====     =======

 Deferred policy acquisition costs                  $ 1,014      $ 22                                $    6     $ 1,042
 Total segment assets                               $14,946      $318         $656        $615       $1,101     $17,636
                                                    =======      ====         ====        ====       ======     =======

 (a) Before income taxes and after policyholder dividends on Individual
Insurance.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1996                                                      GROUP LIFE
 (IN MILLIONS)                                INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                              INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER      TOTALS
                                              ----------  -----------   ----------   ----------   -----      ------

 Revenues from external sources                 $ 1,111      $121         $415        $153       $  140     $ 1,940
 Intersegment revenues                                                                  14           33          47
 Net investment income                              562        16           37           2           91         708
 Interest expense                                                                        3            2           5
 Policyholder dividends                             297                                                         297
 Increase in DAC                                    (39)       (2)                                  (20)        (61)
 Depreciation and amortization expense                3                      1          11           11          26
 Other noncash items:
     Increase in policy liabilities and
     accruals                                       465         8           40                       49         562
     Minority interest in operating income                                              17           (3)         14

 Segment operating income (a)                   $    59      $  9         $ 12        $ 28       $   (9)    $    99
                                                =======      ====         ====        ====       ======     =======

 Deferred policy acquisition costs              $   905      $ 18                                $   21     $   944
 Total segment assets                           $12,302      $304         $597        $366       $  965     $14,534
                                                =======      ====         ====        ====       ======     =======

 (a) Before income taxes and after policyholder dividends on Individual
Insurance.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    SEGMENT RECONCILIATION

    The following is a reconciliation of the totals of reportable segment revenues, operating income and assets to Phoenix's consolidated totals:


                                                                                YEAR ENDED DECEMBER 31,
                                                                           1998           1997           1996
                                                                                      (IN MILLIONS)

    REVENUES
    Total revenues for reportable segments                               $ 3,380          $ 2,903         $ 2,695
    Realized investment gains                                                 64              111              77
    Unallocated net investment income                                         50               24               4
    Elimination of intersegment revenues                                     (59)             (47)            (47)
                                                                         -------          -------         -------
     Total consolidated revenues                                         $ 3,435          $ 2,991         $ 2,729
                                                                         =======          =======         =======

    OPERATING INCOME
    Total operating income for reportable segments                       $   112          $   101         $    99
    Realized investment gains                                                 64              111              77
    Unallocated amounts:
       Net investment income                                                  50               22               4
       Interest expense                                                      (14)             (23)            (13)
       Other unallocated amounts                                             (14)               9               9
    Reclassification of minority interest                                     12               14              17
                                                                         -------          -------         -------
     Total consolidated operating income                                 $   210          $   234         $   193
                                                                         =======          =======         =======

    ASSETS
    Total assets for reportable segments                                 $18,771          $17,636         $14,534
    Unallocated amounts:
       Investments and accrued investment income
          attributable to unallocated capital                                725              846             859
       Goodwill and other intangible assets                                   15               21              20
       Other unallocated amounts                                              10               35              41
                                                                         -------          -------         -------
        Total consolidated assets                                        $19,521          $18,538         $15,454
                                                                         =======          =======         =======

11.  PROPERTY AND EQUIPMENT

    Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $106.7 million and $109.0 million, respectively, at December 31, 1998 and 1997. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $173.5 million and $164.4 million at December 31, 1998 and 1997, respectively.


    Rental expenses for operating leases, principally with respect to buildings, amounted to $14.5 million, $14.9 million and $14.8 million in 1998, 1997, and 1996, respectively. Future minimum rental payments under noncancelable operating leases were approximately $45.3 million as of December 31, 1998, payable as follows: 1999--$14.8 million; 2000--$12.0 million; 2001--$7.9 million; 2002--$5.8 million; 2003--$3.2 million; and $1.6 million thereafter.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

12.  DIRECT BUSINESS WRITTEN AND REINSURANCE

    As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and to $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the inforce block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

    Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:

                                                                   1998              1997                1996
                                                                                 (IN THOUSANDS)

    Direct premiums                                            $  1,719,393       $  1,592,800       $  1,473,869
    Reinsurance assumed                                             505,262            329,927            276,630
    Reinsurance ceded                                              (371,854)          (282,121)          (231,677)
                                                               ------------       ------------       ------------
    Net premiums                                               $  1,852,801       $  1,640,606       $  1,518,822
                                                               ============       ============       ============

    Direct policy and contract claims incurred                 $    728,062       $    626,834       $    575,824
    Reinsurance assumed                                             433,242            410,704            170,058
    Reinsurance ceded                                              (407,780)          (373,127)          (160,646)
                                                               ------------       ------------       ------------
    Net policy and contract claims incurred                    $    753,524       $    664,411       $    585,236
                                                               ============       ============       ============

    Direct life insurance in force                             $121,442,041      $ 120,394,664       $108,816,856
    Reinsurance assumed                                         110,632,110         84,806,585         61,109,836
    Reinsurance ceded                                          (135,817,986)       (74,764,639)       (51,525,976)
                                                               ------------       ------------       ------------
    Net insurance in force                                     $ 96,256,165       $130,436,610       $118,400,716
                                                               ============       ============       ============

    Irrevocable letters of credit aggregating $5.3 million at December 31, 1998 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

13.  PARTICIPATING LIFE INSURANCE

    Participating life insurance in force was 72.3% and 79.6% of the face value of total individual life insurance in force at December 31, 1998 and 1997, respectively. The premiums on participating life insurance policies were 75.7%, 83.5% and 84.1% of total individual life insurance premiums in 1998, 1997 and 1996, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

14.  DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                              1998                   1997                 1996
                                                                                (IN THOUSANDS)

    Balance at beginning of year                            $1,038,407             $  926,274           $ 816,128
    Acquisition cost deferred                                  171,618                295,189             153,873
    Amortized to expense during the year                      (140,084)              (105,071)            (95,255)
    Adjustment to net unrealized investment
       gains (losses) included in other
       comprehensive income                                      6,694                (77,985)             51,528
                                                            ----------             ----------           ---------

    Balance at end of year                                  $1,076,635             $1,038,407           $ 926,274
                                                            ==========             ==========           =========

15.  MINORITY INTEREST

    Phoenix's interests in Phoenix Investment Partners and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 60% and 85%, respectively, of the outstanding shares of common stock at December 31, 1998. Earnings and equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

16.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EQUITY SECURITIES

    Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

    MORTGAGE LOANS

    Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

    POLICY LOANS

    Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten-year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten-year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

    INVESTMENT CONTRACTS

    In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

    The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

    Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

    DEBT

    The carrying value of debt reported on the balance sheet approximates fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FAIR VALUE SUMMARY

    The estimated fair values of the financial instruments as of December 31, were as follows:

                                                              1998                               1997
                                                   CARRYING            FAIR           CARRYING            FAIR
                                                     VALUE            VALUE            VALUE             VALUE
                                                                          (IN THOUSANDS)
    Financial assets:
    Cash and cash equivalents                      $   132,634       $   132,634      $   159,307       $   159,307
    Short-term investments                             240,911           240,911        1,078,276         1,078,276
    Debt securities                                  8,575,227         8,666,311        7,213,966         7,316,601
    Equity securities                                  304,545           304,545          335,888           335,888
    Mortgage loans                                     797,343           831,919          927,501           956,041
    Policy loans                                     2,008,260         2,122,389        1,986,728         2,104,704
                                                   -----------       -----------      -----------       -----------
    Total financial assets                         $12,058,920       $12,298,709      $11,701,666       $11,950,817
                                                   ===========       ===========      ===========       ===========

    Financial liabilities:
    Policy liabilities                             $   783,400       $   783,400      $   902,200       $   902,200
    Securities sold subject to repurchase
      agreements                                                                          137,473           137,473
    Notes payable                                      449,252           449,252          471,085           471,085
                                                   -----------       -----------      -----------       -----------
    Total financial liabilities                    $ 1,232,652       $ 1,232,652      $ 1,510,758       $ 1,510,758
                                                   ===========       ===========      ===========       ===========

17. CONTINGENCIES

    FINANCIAL GUARANTEES

    As a result of the sale of real estate properties, in December 1998, Phoenix is no longer contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 was $88.7 million.

    LITIGATION

    In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. Phoenix estimates the cost of settlement to be $40 million after tax. A $25 million after tax liability was recorded in 1995. In addition, $7 million after tax was expensed in 1996. The after tax costs of $12.5 million for 1997 and $6.7 million for 1998 were directly offset by a release of the liability in those years. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

    Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

18. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, 1997 and 1996, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                               1998                    1997                 1996
                                                                                 (IN THOUSANDS)

    Statutory net income                                      $108,652              $ 66,599              $ 70,261
    Deferred policy acquisition costs, net                      18,538                48,821                58,618
    Future policy benefits                                     (53,847)               (9,145)              (16,793)
    Pension and postretirement expenses                        (17,334)               (7,955)              (23,275)
    Investment valuation allowances                             94,873                84,975                81,841
    Interest maintenance reserve                                 1,415                17,544                (5,158)
    Deferred income taxes                                      (39,983)              (36,250)              (67,064)
    Other, net                                                  12,459                 2,118                 4,808
                                                              --------              --------              --------

    Net income, as reported                                   $124,773              $166,707              $103,238
                                                              ========              ========              ========

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                                      DECEMBER 31,
                                                                            1998                          1997
                                                                                     (IN THOUSANDS)

    Statutory surplus, surplus notes and AVR                            $1,205,635                      $1,152,820
    Deferred policy acquisition costs, net                               1,259,316                       1,227,782
    Future policy benefits                                                (465,268)                       (395,436)
    Pension and postretirement expenses                                   (174,273)                       (169,383)
    Investment valuation allowances                                          2,002                         (27,738)
    Interest maintenance reserve                                            35,303                          33,794
    Deferred income taxes                                                  (25,593)                        (12,051)
    Surplus notes                                                         (157,500)                       (157,500)
    Other, net                                                              24,062                         (11,904)
                                                                        ----------                      ----------
    Equity, as reported                                                 $1,703,684                      $1,640,384
                                                                        ==========                      ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

19. PRIOR PERIOD ADJUSTMENT

    In 1998, Phoenix revised the accounting for partnerships involved in leveraged lease arrangements for 1997 and 1996. Opening retained earnings at December 31, 1995 has been increased by $7.7 million. The Consolidated Balance Sheet as of December 31, 1997 was revised by increasing the following balances: other invested assets by $18.9 million, deferred income taxes by $6.6 million and retained earnings by $12.3 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $2.1 million and $2.5 million for the years ended 1997 and 1996, respectively.

20. SUBSEQUENT EVENTS

    PHOENIX INVESTMENT PARTNERS, LTD.

    On March 2, 1999, Phoenix Investment Partners completed its acquisition of the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, Phoenix Investment Partners paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The acquisition increases Phoenix Investment Partners' assets under management by approximately $4.4 billion.


    OCCUPATIONAL ACCIDENT REINSURANCE

    Effective March 1, 1995, Phoenix became a participant in an occupational accident reinsurance pool. In addition, effective October 1, 1996, Phoenix and American Phoenix Life and Reassurance Company, an indirect wholly owned subsidiary of Phoenix, became a participant in a reinsurance facility of occupational accident reinsurance. A significant portion of the risk associated with the occupational accident reinsurance pool and the reinsurance facility is further retroceded by Phoenix and American Phoenix Life to several other unaffiliated insurance entities. Phoenix has terminated membership in the pool effective March 1, 1999 while American Phoenix Life and Phoenix terminated participation in the reinsurance facility effective October 1, 1998.

    Management's assessment of the reinsurance arrangements and related financial exposure to Phoenix and American Phoenix Life is ongoing. Based on current facts and circumstances, management believes these transactions will not materially affect the financial condition of Phoenix or American Phoenix Life.

                                                                  [VERSION B]

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

HOME OFFICE:                                          PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS (VPMO):
Hartford, Connecticut                                             P.O. Box 8027
                                                           Boston, MA 02266-8027

                VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACTS

                     STATEMENT OF ADDITIONAL INFORMATION FOR
                            TEMPLETON INVESTMENT PLUS

    This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999, which is available without charge by contacting Phoenix at the above address or toll-free at 800/541-0171.

                                   May 1, 1999
                                ------------------
                                TABLE OF CONTENTS

                                                                          PAGE

Underwriter............................................................        2

Calculation of Yield and Return .......................................        2

Calculation of Annuity Payments .......................................        3

Year 2000 Issue........................................................        4

Experts ...............................................................        4

Financial Statements...................................................        5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of these Contracts commenced on August 31, 1988 and was made on a continuous basis by Franklin Templeton Distributors, Inc. ("FTD"). Effective May 1, 1997, new sales of these Contracts ceased and W.S. Griffith & Co., Inc. became principal distributor of the Contracts. For sales of Contracts in 1996 and until May 1, 1997, FTD was paid and retained the following amounts:

                           PAID                       RETAINED
                           ----                       --------
1996                    $1,255,102                    $125,510
1997                    $  893,202                    $ 51,024

    For sales of Contracts from May 1, 1997 and 1998, W.S. Griffith & Co. was paid $258,190 and retained $0.


CALCULATION OF YIELD AND RETURN
-------------------------------------------------------------------------------
    Yield of the Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual and daily administrative fees.

Example:

    The following is an example of this yield calculation for the Subaccount based on a 7-day period ending December 31, 1998.

Assumptions:

Value of a hypothetical pre-existing account with exactly one
  unit at the beginning of the period ............    1.332697
Value of the same account (excluding capital changes) at the
  end of the seven-day period ....................    1.333545
Calculation:
  Ending account value ...........................    1.333545
  Less beginning account value ...................    1.332697
  Net change in account value ....................    0.000848
Base period return:
  (adjusted change/beginning account value).......    0.000636
  Current yield = return x (365/7) =..............       3.32%
  Effective yield = [(1 + return) x (365/7)]-1 = ...       3.37%

    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    Calculation of Total Return. As summarized in the Prospectus under the heading "Performance History," total return is a measure of the change in value of an investment in a Subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the Subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Subaccount has not been in existence for at least ten years.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time the Fund may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Fund may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each Subaccount may from time to time include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each Subaccount may from time to time include in advertisements containing total return (and yield in the case of certain Subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's

Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Fund may from time to time illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the Subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

    The manner in which total return and yield will be calculated is described above.


CALCULATION OF ANNUITY PAYMENTS
------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
    Unless an alternative annuity payment option is elected on or before the Contract Maturity Date, the Contract Value on the Maturity Date automatically will be applied to provide a Variable Payment Life Annuity with 10-Year Period Certain based on the Annuitant's life under annuity payment Option I as described in the Prospectus. Any annuity payments falling due after the Annuitant's death during the period certain will be paid to the beneficiary.

    If the amount to be applied on the Maturity Date is less than $2,000 or would result in monthly payments of less than $20, Phoenix shall have the right to pay such amount in one lump sum in lieu of providing the annuity payments. Phoenix will also have the right to change the annuity payment frequency to annually if the monthly annuity payment would otherwise be less than $20.

    Under the Variable Payment Life Annuity with 10-Year Period Certain (payment Option I), the first monthly income payment is due on the Maturity Date. Thereafter, payments are due on the same day of the month as the first payment was due, or if such date does not fall within a particular month, then the future payment is due on the first Valuation Date to occur in the following month. Payments will continue during the lifetime of the Annuitant, or, if later, until the end of the 10-Year Period Certain starting with the date the first payment is due.

    The Variable Income Table below shows the minimum amount of the first monthly payment for each $1,000 of Accumulation Value applied. The minimum first payments shown are based on the 1983 table, an annuity table projected to the year 2040 with Projection Scale G, and with Projection Scale G thereafter, and an effective assumed investment return of 42%. The actual payments will be based on the monthly payment rates Phoenix is using when the first payment is due. They will not be less than those shown in the Variable Income Table.

                              VARIABLE INCOME TABLE

    Minimum Monthly Payment Rate for First Payment for Each $1,000 applied based on 4 1/2% Assumed Investment Return.

            ADJUSTED AGE*         MALE            FEMALE

                40                4.31             4.14
                45                4.51             4.28
                50                4.76             4.47
                55                5.09             4.73
                60                5.52             5.07
                65                6.10             5.53
                70                6.83             6.17
                75                7.69             7.00
                80                8.62             8.01
                85                9.46             9.04
           * Age on birthday nearest due date of the first payment. Monthly payment rates for ages not shown will be furnished on request.

    In determining the amount of the first payment, the amounts held under the Variable Payment Option in each Subaccount are multiplied by the rates Phoenix is using for the Option on the first Payment Calculation Date. The Payment Calculation Date is the earliest Valuation Date that is not more than 10 days before the due date of the payment. The first payment equals the total of such figures determined for each Subaccount.

    Future payments are measured in Annuity Units and are determined by multiplying the Annuity Units in each Subaccount with assets under the Variable Payment Option by the Annuity Unit Value for each Subaccount on the Payment Calculation Date that applies. The number of Annuity Units in each Subaccount with assets under a Variable Payment Option is equal to the portion of the first payment provided from that Subaccount divided by the Annuity Unit Value for that Subaccount on the first Payment Calculation Date. The payment will equal the sum of such amounts from each Subaccount.

    All Annuity Unit Values in each Subaccount were set at $1.000000 on the first Valuation Date selected by Phoenix. The value of an Annuity Unit on any date thereafter is equal to (a) the Net Investment Factor for that Subaccount for the Valuation Period divided by (b) the sum of 1.000000 and the rate of interest for the number of days in the Valuation Period, based on an effective annual rate of interest equal to the assumed investment return, and multiplied by (c) the corresponding Annuity Unit Value on the preceding Valuation Date.

    The assumed investment return of 42% per year is the annual interest rate assumed in determining the first payment. The amount of each subsequent payment from each Subaccount will depend on the relationship between the assumed investment return and the actual investment performance of the Subaccount. If a 42% rate would result in a first variable payment larger than that permitted under applicable state law, we will select a lower rate that will comply with such law.

    No partial or full surrenders, withdrawals, transfers or additional payments may be made with respect to any assets held under Variable Payment Options I and
J. Although no transfers or additional payments may be made with respect to assets held under Option K, under this option partial or full surrenders may be made.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Value of each Subaccount's Accumulation Units credited under a Contract to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the Subaccounts' Accumulation Units credited to the Contract on the Maturity Date by the appropriate Unit Value for each Subaccount on the Maturity Date. The dollar value for all Subaccounts' Accumulation Units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract, the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table at 3 3/8 % interest projected to 1985 at Projection Scale B. An interest rate of 3 3/8 % for 5- and 10-year certain periods under Option A; an interest rate of 3 1/4% for the 20-year certain period under Options A and F; and an interest rate of 3 1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other date selected for commencement of fixed annuity payments.


YEAR 2000 ISSUE
-------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and is now actively pursuing a number of strategies to address the issue, including:

[diamond] upgrading systems with compliant versions;

[diamond] developing or acquiring new systems to replace those that are obsolete;

[diamond] and remediating existing systems by converting code or hardware.

    Based on current assessments, we expect to have our computer systems remediated and tested by June 1999. In addition, we are examining the status of our third-party vendors, obtaining assurances that their software and hardware products will be century compliant by 1999.


EXPERTS
-------------------------------------------------------------------------------
    The consolidated financial statements of Phoenix and the financial statements of the Account have been audited by PricewaterhouseCoopers LLP, independent accountants, whose reports are set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by the Account and Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix has provided advice on certain matters relating to the federal securities and income tax laws in connection to the Contracts described in this Prospectus.

PHOENIX HOME LIFE VARIABLE
ACCUMULATION ACCOUNT
FINANCIAL STATEMENTS
DECEMBER 31, 1998

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Templeton Asset Allocation Fund
  (identified cost $71,673,716).............................  $130,035,498
                                                              ------------
Liabilities:
 Accrued expenses due related parties.......................       150,575
                                                              ------------
Net assets..................................................  $129,884,923
                                                              ------------
                                                              ------------
Accumulation units outstanding..............................    47,107,034
                                                              ------------
Net asset value per unit....................................  $   2.757230
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements.
                                                                               1

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................                $8,970,853
Expenses:
 Mortality and expense risk and administrative charges......                 1,973,538
                                                                            ----------
     Net investment income..................................                 6,997,315
Realized and unrealized gain (loss) on investments:
 Net realized gain from share transactions..................  $ 7,849,541
 Net change in unrealized depreciation......................   (7,722,622)
                                                              -----------
 Net realized and unrealized gain...........................                   126,919
                                                                            ----------
 Net increase in net assets from operations.................                $7,124,234
                                                                            ----------
                                                                            ----------

                       See Notes to Financial Statements.
 2

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON ASSET ALLOCATION SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  1998            1997
                                                              ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $  6,997,315    $  2,285,272
  Net realized gain.........................................     7,849,541      11,071,721
  Net change in unrealized appreciation (depreciation)......    (7,722,622)      7,612,843
                                                              ----------------------------
     Net increase in net assets from operations.............     7,124,234      20,969,836
                                                              ----------------------------
Accumulation unit transactions:
 Participant deposits.......................................     1,675,291       3,930,220
 Participant transfers......................................    (3,786,832)        407,760
 Participant withdrawals....................................   (29,620,547)    (22,580,766)
                                                              ----------------------------
     Net decrease from participant transactions.............   (31,732,088)    (18,242,786)
                                                              ----------------------------
      Total increase (decrease) in net assets...............   (24,607,854)      2,727,050
Net assets:
 Beginning of year..........................................   154,492,777     151,765,727
                                                              ----------------------------
 End of year................................................  $129,884,923    $154,492,777
                                                              ----------------------------
                                                              ----------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................       603,185       1,577,821
 Participant transfers......................................    (1,488,554)        162,761
 Participant withdrawals....................................   (10,823,974)     (8,767,140)

                       See Notes to Financial Statements.
                                                                               3

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Templeton Bond Fund
  (identified cost $15,038,650).............................  $15,011,196
                                                              -----------
Liabilities:
 Accrued expenses due related parties.......................       17,546
                                                              -----------
Net assets..................................................  $14,993,650
                                                              -----------
                                                              -----------
Accumulation units outstanding..............................    8,388,486
                                                              -----------
Net asset value per unit....................................  $  1.787408
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements.
 4

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................              $1,069,569
Expenses:
 Mortality and expense risk and administrative charges......                 213,086
                                                                          ----------
     Net investment income..................................                 856,483
Realized and unrealized gain (loss) on investments:
 Net realized loss from share transactions..................  $(203,459)
 Net change in unrealized appreciation......................    182,377
                                                              ---------
 Net realized and unrealized loss...........................                 (21,082)
                                                                          ----------
 Net increase in net assets from operations.................              $  835,401
                                                                          ----------
                                                                          ----------

                       See Notes to Financial Statements.
                                                                               5

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON BOND SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 1998           1997
                                                              --------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $   856,483    $ 1,136,030
  Net realized loss.........................................     (203,459)       (67,960)
  Net change in unrealized appreciation (depreciation)......      182,377       (903,671)
                                                              --------------------------
     Net increase in net assets from operations.............      835,401        164,399
                                                              --------------------------
Accumulation unit transactions:
 Participant deposits.......................................      220,095        465,157
 Participant transfers......................................      396,127     (1,122,404)
 Participant withdrawals....................................   (3,267,481)    (2,556,768)
                                                              --------------------------
     Net decrease from participant transactions.............   (2,651,259)    (3,214,015)
                                                              --------------------------
      Total decrease in net assets..........................   (1,815,858)    (3,049,616)
Net assets:
 Beginning of year..........................................   16,809,508     19,859,124
                                                              --------------------------
 End of year................................................  $14,993,650    $16,809,508
                                                              --------------------------
                                                              --------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................      127,603        281,655
 Participant transfers......................................      217,397       (681,695)
 Participant withdrawals....................................   (1,897,539)    (1,533,467)

                       See Notes to Financial Statements.
 6

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Templeton Developing Markets Fund
  (identified cost $3,601,213)..............................  $1,978,667
                                                              ----------
Liabilities:
 Accrued expenses due related parties.......................       2,470
                                                              ----------
Net assets..................................................  $1,976,197
                                                              ----------
                                                              ----------
Accumulation units outstanding..............................   3,597,186
                                                              ----------
Net asset value per unit....................................  $ 0.549373
                                                              ----------
                                                              ----------

                       See Notes to Financial Statements.
                                                                               7

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................              $  69,201
Expenses:
 Mortality and expense risk and administrative charges......                 33,210
                                                                          ---------
     Net investment income..................................                 35,991
Realized and unrealized loss on investments:
 Net realized loss from share transactions..................  $(107,888)
 Net change in unrealized depreciation......................   (566,093)
                                                              ---------
 Net realized and unrealized loss...........................               (673,981)
                                                                          ---------
 Net decrease in net assets from operations.................              $(637,990)
                                                                          ---------
                                                                          ---------

                       See Notes to Financial Statements.
 8

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON DEVELOPING MARKETS SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 1998          1997
                                                              -------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)..............................  $   35,991    $   (28,184)
  Net realized loss.........................................    (107,888)       (82,215)
  Net change in unrealized depreciation.....................    (566,093)    (1,063,555)
                                                              -------------------------
     Net decrease in net assets from operations.............    (637,990)    (1,173,954)
                                                              -------------------------
Accumulation unit transactions:
 Participant deposits.......................................      68,677        391,326
 Participant transfers......................................     189,045      3,234,401
 Participant withdrawals....................................    (540,042)      (604,972)
                                                              -------------------------
     Net increase (decrease) from participant
      transactions..........................................    (282,320)     3,020,755
                                                              -------------------------
      Total increase (decrease) in net assets...............    (920,310)     1,846,801
Net assets:
 Beginning of year..........................................   2,896,507      1,049,706
                                                              -------------------------
 End of year................................................  $1,976,197    $ 2,896,507
                                                              -------------------------
                                                              -------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................     121,399        369,492
 Participant transfers......................................     329,287      3,272,202
 Participant withdrawals....................................    (963,652)      (571,262)

                       See Notes to Financial Statements.
                                                                               9

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Templeton International Fund
  (identified cost $56,723,707).............................  $98,362,357
                                                              -----------
Liabilities:
 Accrued expenses due related parties.......................      114,079
                                                              -----------
Net assets..................................................  $98,248,278
                                                              -----------
                                                              -----------
Accumulation units outstanding..............................   44,494,957
                                                              -----------
Net asset value per unit....................................  $  2.208077
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements.
 10

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................                $8,054,626
Expenses:
 Mortality and expense risk and administrative charges......                 1,593,906
                                                                            ----------
     Net investment income..................................                 6,460,720
Realized and unrealized gain (loss) on investments:
 Net realized gain from share transactions..................  $ 8,040,545
 Net change in unrealized depreciation......................   (5,557,587)
                                                              -----------
 Net realized and unrealized gain...........................                 2,482,958
                                                                            ----------
 Net increase in net assets from operations.................                $8,943,678
                                                                            ----------
                                                                            ----------

                       See Notes to Financial Statements.
                                                                              11

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON INTERNATIONAL SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  1998            1997
                                                                  --------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $  6,460,720    $  1,418,694
  Net realized gain.........................................     8,040,545       2,923,309
  Net change in unrealized appreciation (depreciation)......    (5,557,587)      9,740,704
                                                              ----------------------------
     Net increase in net assets from operations.............     8,943,678      14,082,707
                                                              ----------------------------
Accumulation unit transactions:
 Participant deposits.......................................       876,359       2,753,458
 Participant transfers......................................    (9,349,207)     (3,562,548)
 Participant withdrawals....................................   (21,941,519)     (8,032,795)
                                                              ----------------------------
     Net decrease from participant transactions.............   (30,414,367)     (8,841,885)
                                                              ----------------------------
      Total increase/decrease in net assets.................   (21,470,689)      5,240,822
Net assets:
 Beginning of year..........................................   119,718,967     114,478,145
                                                              ----------------------------
 End of year................................................  $ 98,248,278    $119,718,967
                                                              ----------------------------
                                                              ----------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................       394,221       1,425,162
 Participant transfers......................................    (4,428,086)     (1,853,141)
 Participant withdrawals....................................    (9,941,501)     (3,950,023)

                       See Notes to Financial Statements.
 12

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Templeton Stock Fund
  (identified cost $140,149,483)............................  $253,961,790
                                                              ------------
Liabilities:
 Accrued expenses due related parties.......................       292,518
                                                              ------------
Net assets..................................................  $253,669,272
                                                              ------------
                                                              ------------
Accumulation units outstanding..............................    92,618,154
                                                              ------------
Net asset value per unit....................................  $   2.738872
                                                              ------------
                                                              ------------

                       See Notes to Financial Statements.
                                                                              13

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................                 $ 34,406,027
Expenses:
 Mortality and expense risk and administrative charges......                    4,071,693
                                                                             ------------
     Net investment income..................................                   30,334,334
Realized and unrealized gain (loss) on investments:
 Net realized gain from share transactions..................  $  9,294,906
 Net change in unrealized depreciation......................   (38,962,419)
                                                              ------------
 Net realized and unrealized loss...........................                  (29,667,513)
                                                                             ------------
 Net increase in net assets from operations.................                 $    666,821
                                                                             ------------
                                                                             ------------

                       See Notes to Financial Statements.
 14

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
TEMPLETON STOCK SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  1998            1997
                                                              ----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $ 30,334,334    $    876,792
  Net realized gain.........................................     9,294,906      30,280,889
  Net change in unrealized appreciation (depreciation)......   (38,962,419)      2,806,597
                                                              ----------------------------
     Net increase in net assets from operations.............       666,821      33,964,278
                                                              ----------------------------
Accumulation unit transactions:
 Participant deposits.......................................     2,412,559       7,580,284
 Participant transfers......................................    (5,549,061)     (5,102,553)
 Participant withdrawals....................................   (64,448,902)    (44,832,757)
                                                              ----------------------------
     Net decrease from participant transactions.............   (67,585,404)    (42,355,026)
                                                              ----------------------------
      Total decrease in net assets..........................   (66,918,583)     (8,390,748)
Net assets:
 Beginning of year..........................................   320,587,855     328,978,603
                                                              ----------------------------
 End of year................................................  $253,669,272    $320,587,855
                                                              ----------------------------
                                                              ----------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................       845,333       2,844,151
 Participant transfers......................................    (2,090,025)     (2,030,310)
 Participant withdrawals....................................   (23,038,725)    (16,304,248)

                       See Notes to Financial Statements.
                                                                              15

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX MONEY MARKET SUBACCOUNT
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
 Investments in Phoenix Money Market Fund
  (identified cost $17,366,581).............................  $17,366,581
                                                              -----------
Liabilities:
 Accrued expenses due related parties.......................       21,728
                                                              -----------
Net assets..................................................  $17,344,853
                                                              -----------
                                                              -----------
Accumulation units outstanding..............................   12,123,331
                                                              -----------
Net asset value per unit....................................  $  1.430699
                                                              -----------
                                                              -----------

                       See Notes to Financial Statements.
 16

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX MONEY MARKET SUBACCOUNT
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

Investment income:
 Dividends..................................................  $858,456
Expenses:
 Mortality and expense risk and administrative charges......   241,826
                                                              --------
     Net investment income..................................  $616,630
                                                              --------
                                                              --------

                       See Notes to Financial Statements.
                                                                              17

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
PHOENIX MONEY MARKET SUBACCOUNT
Financial Statements (continued)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND 1997

                                                                  1998           1997
                                                              ---------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................  $    616,630    $   496,669
                                                              ---------------------------
Accumulation unit transactions:
 Participant deposits.......................................       136,420      2,074,466
 Participant transfers......................................    18,481,404      6,474,682
 Participant withdrawals....................................   (17,730,587)    (7,336,371)
                                                              ---------------------------
     Net increase from participant transactions.............       887,237      1,212,777
                                                              ---------------------------
      Total increase in net assets..........................     1,503,867      1,709,446
Net assets:
 Beginning of year..........................................    15,840,986     14,131,540
                                                              ---------------------------
 End of year................................................  $ 17,344,853    $15,840,986
                                                              ---------------------------
                                                              ---------------------------
Participant accumulation unit transactions (in units):
 Participant deposits.......................................        93,105      1,536,859
 Participant transfers......................................    13,159,426      4,731,704
 Participant withdrawals....................................   (12,593,026)    (5,401,708)

                       See Notes to Financial Statements.
 18

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements

1. ORGANIZATION

Phoenix Home Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Home Life Mutual Insurance Company registered as a unit investment trust. The Account currently has six Subaccounts to which Templeton Investment Plus contract values may be allocated and include the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Phoenix Money Market which invest solely in designated portfolios of the Templeton Variable Products Series Fund and the Phoenix Edge Series Fund (the Funds). Each series of the Funds have distinct investment objectives. Templeton Stock Fund is a capital growth common stock fund; the Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States; and the Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets; the Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return; the Templeton Bond Fund seeks high current income through investing in debt securities, rated and unrated, in any category of companies, government and government agencies, and in debt securities which are convertible into common stock of such companies; and the Phoenix Money Market Series seeks current income, stability of principal and liquidity by investing in high quality money market instruments. Shares of the Phoenix Money Market Series were substituted for shares of the Templeton Money Market Fund on October 6, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

a. VALUATION OF INVESTMENTS:

Investments are made exclusively in the Funds and are valued at the net asset value per share of the Series.

b. INVESTMENT TRANSACTIONS AND RELATED INCOME:

Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the last-in, first-out (LIFO) cost basis of the investment sold. Dividends from the Fund are recorded on the ex-dividend date.

c. INCOME TAXES:

The Account is not a separate entity from Phoenix and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal or state income taxes is required.

3. PURCHASES AND SALES OF SHARES OF TEMPLETON VARIABLE PRODUCTS SERIES FUND

Purchases and sales of the Fund for the period ended December 31, 1998 aggregated the following:

                                                               PURCHASES         SALES
                                                              ----------------------------
Templeton Asset Allocation Fund.............................  $ 11,978,637    $ 36,743,242
Templeton Bond Fund.........................................     3,693,531       5,490,471
Templeton Developing Markets Fund...........................     5,014,642       5,261,797
Templeton International Fund................................    20,115,083      44,095,124
Templeton Stock Fund........................................    45,166,756      82,500,634
Phoenix Money Market Series.................................   103,940,461     102,358,243

4. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Phoenix provides all administrative services to the account.

Phoenix assumes the risk that annuitants as a class may live longer than expected and that its expenses may be higher than its deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of 0.40% on an annual basis of the current value of the subaccount's net assets for the mortality risks assumed and the daily equivalent of .085% on an annual basis for the expense risks assumed.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements (continued)

4. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS (CONT.)

The fees charged for mortality and expense risks assumed by Phoenix for the Templeton Stock, the Templeton International, the Templeton Developing Markets, the Templeton Asset Allocation, the Templeton Bond and the Phoenix Money Market Subaccounts aggregated $3,701,169, $1,448,860, $30,188, $1,793,946, $193,695 and
$150,734, and $69,104 respectively, for the period ended December 31, 1998.

As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each annuity contract prior to the contract's date of maturity. This cost-based charge is deducted from the Subaccount holding the assets of the participant or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Upon a full surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs. Phoenix received $449,095 for administrative services provided for the period ended December 31, 1998.

Phoenix also charges each Subaccount the daily equivalent of 0.125% on an annual basis of the current value of the Subaccount's net assets to cover its variable costs of administration, such as printing and distribution of participant mailings. The variable costs of administrative services provided by Phoenix for the Templeton Stock, Templeton International, Templeton Developing Markets, Templeton Asset Allocation, Templeton Bond and Phoenix Money Market Subaccounts aggregated $370,524, $145,046, $3,022, $179,592, $19,391 and $15,090, and $6,918
respectively, for the period ended December 31, 1998.

Franklin Templeton Funds Distributors, Inc. is the principal underwriter and distributor for the Templeton subaccounts of the Account. Phoenix Equity Planning Corporation ("PEPCO") is the principal underwriter and W.S. Griffith and Company, Inc ("WSG") is the distributor for the Phoenix Money Market Subaccount. Phoenix reimburses Franklin Templeton Funds Distributors, Inc. and PEPCO for expenses incurred as underwriter. On surrender of a contract, surrender charges, which vary from 0-6% depending upon the duration of each contract deposit, are deducted from the proceeds and are paid to Phoenix as reimbursement for services provided. The surrender charges deducted and paid to Phoenix were $1,024,276 for the period ended December 31, 1998.

Templeton Investment Counsel, Inc. (TICI) serves as investment manager of the Templeton Stock, Templeton International, Templeton Asset Allocation and Templeton Bond Fund; Templeton Asset Management Ltd. (TAML) serves as investment manager of the Templeton Developing Markets Fund; and Phoenix Investment Counsel, Inc. (PIC) is the investment advisor to the Phoenix Money Market Series. The investment managers furnish the Funds with investment research and advice and supervise the investment programs for the Funds in accordance with each Series' investment objective, policies and restrictions. Templeton Stock Fund and Templeton International Fund each pays an investment management fee, equal on an annual basis to 0.75% of its average daily net assets up to $200 million, 0.675% of such assets from $200 million up to $1.3 billion, and 0.60% of such assets in excess of $1.3 billion. Templeton Asset Allocation Fund pays an investment management fee, equal on an annual basis to 0.65% of its average daily net assets up to $200 million, 0.585% of such assets from $200 million up to $1.3 billion, and 0.52% of such assets in excess of $1.3 billion. Templeton Bond Fund pays an investment management fee, equal on an annual basis to 0.50% of its average daily net assets up to $200 million, 0.45% of such assets from $200 million up to $1.3 billion, and 0.40% of such assets in excess of $1.3 billion. Templeton Developing Markets Fund pays an investment management fee, equal on an annual basis to 1.25% of its average daily net assets during the year. Phoenix Money Market Series pays a monthly investment management fee equal on annual basis to 0.40% of its average daily net assets up to $250 million, 0.35% of such net assets from $250 million up to $500 million and 0.30% of such net assets in excess of $500 million.

Each Fund pays its allocated share of an administrative fee to Franklin Templeton Services, Inc. (FT Services), equal on an annual basis to 0.15% of the combined average daily net assets of the Funds up to $200 million, reduced to 0.135% of such assets in excess of $200 million, 0.10% of such assets in excess of $700 million, 0.075% of such assets in excess of $1.2 billion. FT Services provides certain administrative facilities and services for the Funds.

5. DISTRIBUTION OF NET INCOME

The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
Notes to Financial Statements (continued)

6. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Phoenix believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[PRICEWATERHOUSECOOPERS LOGO]

TO THE BOARD OF DIRECTORS OF PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY AND PARTICIPANTS OF PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Templeton Asset Allocation, Templeton Bond, Templeton Developing Markets, Templeton International, Templeton Stock and Phoenix Money Market (constituting the Phoenix Home Life Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1998, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998 by correspondence with fund custodian or transfer agent, provide a reasonable basis for the opinion expressed above.

[PriceWaterhouseCoopers Signature]

PricewaterhouseCoopers LLP
Hartford, Connecticut
February 17, 1999

PHOENIX HOME LIFE
MUTUAL INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1998

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
TABLE OF CONTENTS
--------------------------------------------------------------------------------



Report of Independent Accountants.............................................2

Consolidated Balance Sheet at December 31, 1998 and 1997......................3

Consolidated Statement of Income, Comprehensive Income and Equity
 for the Years Ended December 31, 1998, 1997 and 1996 ........................4

Consolidated Statement of Cash Flows for the Years Ended
 December 31, 1998, 1997 and 1996.............................................5

Notes to Consolidated Financial Statements ................................ 6-37

[PRICEWATERHOUSECOOPERS logo and address]







                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors
and Policyholders of
Phoenix Home Life Mutual Insurance Company

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, comprehensive income and equity and of cash flows present fairly, in all material respects, the financial position of Phoenix Home Life Mutual Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

As indicated in Note 19, the company has revised the accounting for leveraged leases.



/s/ PricewaterhouseCoopers LLP

February 11, 1999, except as to Note 20, which is as of April 27, 1999

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED BALANCE SHEET
--------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
                                                                              1998                        1997
                                                                                       (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost                         $ 1,881,687                 $ 1,554,905
Available-for-sale debt securities, at fair value                             6,693,540                   5,659,061
Equity securities, at fair value                                                304,545                     335,888
Mortgage loans                                                                  797,343                     927,501
Real estate                                                                      91,975                     321,757
Policy loans                                                                  2,008,260                   1,986,728
Other invested assets                                                           377,326                     319,088
Short-term investments                                                          240,911                   1,078,276
                                                                            -----------                 -----------
Total investments                                                            12,395,587                  12,183,204

Cash and cash equivalents                                                       132,634                     159,307
Accrued investment income                                                       173,312                     149,566
Deferred policy acquisition costs                                             1,076,635                   1,038,407
Premiums, accounts and notes receivable                                         120,928                      99,468
Reinsurance recoverables                                                         96,676                      66,649
Property and equipment, net                                                     153,425                     156,190
Goodwill and other intangible assets, net                                       527,029                     541,499
Other assets                                                                     46,060                      61,087
Separate account assets                                                       4,798,949                   4,082,255
                                                                            -----------                 -----------
Total assets                                                                $19,521,235                 $18,537,632
                                                                            ===========                 ===========

LIABILITIES
Policy liabilities and accruals                                             $11,810,202                 $11,334,014
Securities sold subject to repurchase agreements                                                            137,473
Notes payable                                                                   449,252                     471,085
Deferred income taxes                                                           111,912                     150,440
Other liabilities                                                               555,352                     585,467
Separate account liabilities                                                  4,798,949                   4,082,255
                                                                            -----------                 -----------
Total liabilities                                                            17,725,667                  16,760,734
                                                                            -----------                 -----------
Contingent liabilities (Note 17)
MINORITY INTEREST IN NET ASSETS
 OF CONSOLIDATED SUBSIDIARIES
                                                                                 91,884                     136,514
                                                                            -----------                 -----------

EQUITY
Retained earnings                                                             1,609,393                   1,484,620
Accumulated other comprehensive income                                           94,291                     155,764
                                                                             -----------                 -----------
Total equity                                                                  1,703,684                   1,640,384
                                                                            -----------                 -----------
Total liabilities and equity                                                $19,521,235                 $18,537,632
                                                                            ===========                 ===========

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                                 YEAR ENDED DECEMBER 31,
                                                                          1998            1997           1996
                                                                                     (IN THOUSANDS)
REVENUES
Premiums                                                                 $1,852,801      $1,640,606    $1,518,822
Insurance and investment product fees                                       619,476         468,030       421,058
Net investment income                                                       898,884         771,346       711,595
Net realized investment gains                                                63,562         111,465        77,422
                                                                         ----------      ----------    ----------
 Total revenues                                                           3,434,723       2,991,447     2,728,897
                                                                         ----------      ----------    ----------

BENEFITS, LOSSES AND EXPENSES
Policy benefits, claims, losses and loss
 adjustment expenses                                                      1,930,384       1,633,633     1,529,573
Policyholder dividends                                                      351,805         343,725       311,739
Policy acquisition expenses                                                 290,585         192,886       172,379
Amortization of goodwill and other intangible assets                         29,248          16,393        15,610
Interest expense                                                             29,889          28,147        17,570
Other operating expenses                                                    592,420         542,897       489,203
                                                                         ----------      ----------    ----------
  Total benefits, losses and expenses                                     3,224,331       2,757,681     2,536,074
                                                                         ----------      ----------    ----------

INCOME BEFORE INCOME TAXES AND MINORITY INTEREST                            210,392         233,766       192,823

Income taxes                                                                 75,152          58,177        80,683
                                                                         ----------      ----------    ----------

INCOME BEFORE MINORITY INTEREST                                             135,240         175,589       112,140

Minority interest in net income of consolidated subsidiaries                 10,467           8,882         8,902
                                                                         ----------      ----------    ----------

NET INCOME                                                                  124,773         166,707       103,238
                                                                         ----------      ----------    ----------

OTHER COMPREHENSIVE INCOME, NET OF INCOME TAXES
Unrealized (losses) gains on securities                                     (46,967)         98,287        42,493
Reclassification adjustment for net realized gains
   included in net income                                                   (12,980)        (30,213)      (28,580)
Minimum pension liability adjustment                                         (1,526)         (2,101)        1,241
                                                                         ----------      ----------    ----------
  Total other comprehensive income (loss)                                   (61,473)         65,973        15,154
                                                                         ----------      ----------    ----------

COMPREHENSIVE INCOME                                                         63,300         232,680       118,392
                                                                         ----------      ----------    ----------

EQUITY, BEGINNING OF YEAR - RESTATED (NOTE 19)                            1,640,384       1,407,704     1,289,312
                                                                         ----------      ----------    ----------

EQUITY, END OF YEAR                                                      $1,703,684      $1,640,384    $1,407,704
                                                                         ==========      ==========    ==========




        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
CONSOLIDATED STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
                                                                               1998           1997          1996
                                                                                          (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
  Net income                                                                 $  124,773     $  166,707     $  103,238

ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH
 PROVIDED BY OPERATIONS
  Net realized investment gains                                                 (63,562)      (111,465)       (77,422)
  Amortization and depreciation                                                  60,580         90,565         64,870
  Equity in undistributed earnings of affiliates and partnerships               (25,110)       (34,057)       (22,037)
  Deferred income taxes (benefit)                                                (9,274)         3,663         16,126
  (Increase) decrease in receivables                                            (75,233)       (49,172)         5,955
  Increase in deferred policy acquisition costs                                 (31,534)       (48,860)       (61,985)
  Increase in policy liabilities and accruals                                   487,312        512,476        559,724
  Increase (decrease) in other assets/other liabilities, net                     53,194         44,269        (66,337)
  Other, net                                                                      3,412          5,417           (320)
                                                                              ---------     ----------     ----------
    Net cash provided by operating activities                                   524,558        579,543       521,812
                                                                              ---------     ----------     ----------

CASH FLOW FROM INVESTING ACTIVITIES
  Proceeds from sales, maturities or repayments
    of available-for-sale debt securities                                     1,446,990      1,187,943      1,348,809
  Proceeds from maturities or repayments of held-to-maturity
    debt securities                                                             306,183        217,302        118,596
  Proceeds from disposals of equity securities                                   45,204         51,373        382,359
  Proceeds from mortgage loan maturities or repayments                          200,419        164,213        151,760
  Proceeds from sale of real estate and other invested assets                   458,467        218,874        127,440
  Purchase of available-for-sale debt securities                             (2,568,971)    (1,689,479)    (1,909,086)
  Purchase of held-to-maturity debt securities                                 (631,974)      (225,722)      (385,321)
  Purchase of equity securities                                                 (86,472)       (88,573)      (215,104)
  Purchase of subsidiaries                                                       (6,647)      (246,400)
  Purchase of mortgage loans                                                    (75,974)      (140,831)      (200,683)
  Purchase of real estate and other invested assets                            (201,424)       (90,593)      (157,077)
  Change in short-term investments, net                                         837,365         58,384        110,503
  Increase in policy loans                                                      (21,532)       (59,699)       (49,912)
  Capital expenditures                                                          (23,935)       (41,504)        (3,543)
  Other investing activities, net                                                (6,540)        (1,750)        (5,898)
                                                                              ---------     ----------     ----------
    Net cash used for investing activities                                     (328,841)      (686,462)      (687,157)
                                                                              ---------     ----------     ----------

CASH FLOW FROM FINANCING ACTIVITIES
  Withdrawals of contractholder deposit funds,
    net of deposits and interest credited                                       (11,124)       (17,902)        (6,301)
  (Repayment of)/proceeds from securities sold
    subject to repurchase agreements                                           (137,472)       137,472
  Proceeds from borrowings                                                          136        215,359        226,082
  Repayment of borrowings                                                       (63,328)      (234,703)        (2,400)
  Dividends paid to minority shareholders in consolidated subsidiaries           (4,938)        (6,895)        (6,245)
  Other financing activities                                                     (5,664)
                                                                              ---------     ----------     ----------
    Net cash provided by (used for) financing activities                       (222,390)        93,331        211,136
                                                                              ---------     ----------     ----------

NET CHANGE IN CASH AND CASH EQUIVALENTS                                         (26,673)       (13,588)        45,791

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR                                    159,307        172,895        127,104
                                                                              ---------     ----------     ----------

CASH AND CASH EQUIVALENTS, END OF YEAR                                       $  132,634     $  159,307     $  172,895
                                                                              =========     ==========     ==========

SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid, net                                                   $   44,508     $   76,167     $   76,157
    Interest paid on indebtedness                                            $   32,834     $   32,300     $   19,214

        The accompanying notes are an integral part of these statements.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  DESCRIPTION OF BUSINESS

    Phoenix Home Life Mutual Insurance Company (Phoenix) and its subsidiaries market a wide range of insurance and investment products and services including individual participating life insurance, variable life insurance, group life and health insurance, life and health reinsurance, annuities, investment advisory and mutual fund distribution services and insurance agency and brokerage operations, primarily based in the United States. These products and services are distributed among five reportable segments:
    Individual Insurance, Life Reinsurance, Group Life and Health Insurance, Securities Management and All Other. See Note 10 for segment information.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION

    The consolidated financial statements include the accounts of Phoenix and significant subsidiaries. Less than majority-owned entities in which Phoenix has significant influence over operating and financial policies and generally at least a 20% ownership interest are reported on the equity basis.

    These consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes, contingencies and valuation allowances for investment assets are discussed throughout the Notes to Consolidated Financial Statements. Significant intercompany accounts and transactions have been eliminated. Amounts for 1997 and 1996 have been retroactively restated to account for income from leveraged lease investments (see Note 19). Certain reclassifications have been made to the 1997 and 1996 amounts to conform with the 1998 presentation.

    VALUATION OF INVESTMENTS

    Investments in debt securities include bonds, asset-backed securities including collateralized mortgage obligations and redeemable preferred stocks. Phoenix classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds and preferred stocks that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

    Equity securities are reported at fair value based principally on their quoted market prices with unrealized gains or losses included in equity. Equity securities are considered impaired when a decline in value is considered to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of valuation reserves on impaired mortgages. A mortgage loan is considered to be impaired if management believes it is probable that Phoenix will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. An impaired mortgage loan's fair value is measured based on the present value of future cash flows discounted at the loan's observable market price or at the fair value of the collateral. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as a valuation reserve.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Real estate, all of which is held for sale, is carried at the lower of cost or current fair value less costs to sell. Fair value for real estate is determined taking into consideration one or more of the following factors: property valuation techniques utilizing discounted cash flows at the time of stabilization including capital expenditures and stabilization costs; sales of comparable properties; geographic location of the property and related market conditions; and disposition costs.

    Policy loans are generally carried at their unpaid principal balances and are collateralized by the cash values of the related policies.

    Short-term investments are carried at amortized cost, which approximates fair value.

    Partnership interests are carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. These earnings or losses are included in investment income. Prior to 1998, for venture capital partnerships, this activity was reflected in capital gains and losses. Such earnings and losses included in prior year financial statements have been reclassified to reflect this change.

    Beginning in 1998, leveraged lease investments represent the net of the estimated residual value of the lease assets, rental receivables, and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Prior to 1998, leveraged lease investments were carried at cost adjusted for Phoenix's equity in undistributed earnings or losses since acquisition, less allowances for other than temporary declines in value. Prior years have been restated to reflect these changes (see Note 19).

    Realized investment gains and losses, other than those related to separate accounts for which Phoenix does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities and equity securities classified as available-for-sale are included as a component of equity, net of deferred income taxes and deferred policy acquisition costs.

    FINANCIAL INSTRUMENTS

    In the normal course of business, Phoenix enters into transactions involving various types of financial instruments including debt, investments such as debt securities, mortgage loans and equity securities, off-balance sheet financial instruments such as investment and loan commitments, financial guarantees, interest rate swaps and interest rate floors. These instruments have credit risk and also may be subject to risk of loss due to interest rate and market fluctuations.

    Phoenix also uses interest rate swaps and futures contracts as hedges for asset/liability management of fixed income investments and certain liabilities. Realized gains and losses on these contracts are deferred and amortized over the life of the hedged asset or liability.

    Phoenix enters into interest rate floor contracts to hedge against significant declines in interest rates by locking in a minimum interest rate amount that will be received on future reinvestments in terms of an underlying treasury yield. Phoenix does not enter into interest rate floor contracts for trading purposes. The excess of a predetermined (strike) rate over a reference (index) rate is recognized in investment income when received or paid.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents includes cash on hand and money market instruments.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of revenues, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

    For individual participating life insurance business, deferred policy acquisition costs are amortized in proportion to historical and anticipated gross margins. Deviations from expected experience are reflected in earnings in the period such deviations occur.

    For universal life, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over periods, not exceeding 40 years, that correspond with the benefits expected to be derived from the acquisitions. Other intangible assets are amortized on a straight-line basis over the estimated lives of such assets. Management periodically reevaluates the propriety of the carrying value of goodwill and other intangible assets by comparing estimates of future undiscounted cash flows to the carrying value of assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who bear the investment risk. Investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of Phoenix. The assets and liabilities are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in revenues.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

    Liabilities for outstanding claims, losses and loss adjustment expenses are amounts estimated to cover incurred losses. These liabilities are based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Unearned premiums relate primarily to individual participating life insurance as well as group life, accident and health insurance premiums. The premiums are reported as earned on a pro rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

    PREMIUM AND FEE REVENUE AND RELATED EXPENSES

    Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue on a pro rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

    POLICYHOLDERS' DIVIDENDS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of Phoenix. The amount of policyholders' dividends to be paid is determined annually by Phoenix's board of directors. The aggregate amount of policyholders' dividends is related to the actual interest, mortality, morbidity and expense experience for the year and Phoenix's judgment as to the appropriate level of statutory surplus to be retained. At the end of the reporting period, Phoenix establishes a dividend liability for the pro rata portion of the dividends payable on the next anniversary of each policy. Phoenix also establishes a liability for termination dividends.

    INCOME TAXES

    Phoenix and its eligible affiliated companies have elected to file a life/nonlife consolidated federal income tax return for 1998 and prior years. Entities included within the consolidated group are segregated into either a life insurance or nonlife insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions in the percentage of eligible nonlife tax losses that can be applied to offset life company taxable income.

    Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities and accruals, policy acquisition expenses, investment impairment reserves, reserves for postretirement benefits and unrealized gains or losses on investments.

    As a mutual life insurance company, Phoenix is required to reduce its income tax deduction for policyholder dividends by the differential earnings amount, defined as the difference between the earnings rates of stock and mutual companies applied against an adjusted base of policyholders' surplus.

    RECENT ACCOUNTING PRONOUNCEMENTS

    Phoenix adopted Statement of Financial Accounting Standard (SFAS) No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

    In 1998, Phoenix adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information." This statement supersedes SFAS No. 14, "Financial Reporting for Segments of a

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Business Enterprise," replacing the "industry segment" approach with the "management" approach. The management approach designates the internal organization that is used by management for making operating decisions and assessing performance as the source of Phoenix's reportable segments. The adoption of this statement did not affect the results of operations or financial position but did affect the disclosure of segment information.

    In 1998, Phoenix adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which amends SFAS No. 87, "Employers' Accounting for Pensions," No. 88, "Employers' Accounting for Settlements and Curtailments of Defined Benefit Pension Plans and for Termination Benefits," and No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions." The new statement revises and standardizes employers' disclosures about pension and other postretirement benefit plans. Adoption of this statement did not affect the results of operations or financial position of the company.

    On June 15, 1998, The Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." This statement, effective for all years beginning after June 15, 1999, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, the type of hedge transaction. Management anticipates that, due to its limited use of derivative instruments, the adoption of this statement will not have a significant effect on Phoenix's results of operations or its financial position.

3.  SIGNIFICANT TRANSACTIONS

    DIVIDEND SCALE REDUCTION

    Due to the decline of interest rates in the financial markets to historic lows and the strong likelihood that such levels will be sustained, Phoenix carefully reviewed and considered a change in its dividend scale. As a result, in October 1998, Phoenix's Board of Directors voted to adopt a reduced dividend scale, effective for dividends payable on or after January 1, 1999. Dividends for individual participating policies are being reduced 60 basis points in most cases, an average reduction of approximately 8%. The effect was a decrease of approximately $15.7 million in the policyholder dividends expense in 1998.

    REAL ESTATE SALES

    On December 15, 1998, Phoenix sold 47 commercial real estate properties with a carrying value of $269.8 million, and 4 joint venture real estate partnerships with a carrying value of $10.5 million, for approximately $309 million in cash. This transaction, along with the sale of 18 other properties and partnerships during the year, which had a carrying value of $36.7 million, resulted in after-tax gains of approximately $49.6 million. As of December 31,1998, Phoenix has 7 commercial real estate properties remaining with a carrying value of $55.7 million and 10 joint venture real estate partnerships with a carrying value of $36.3 million.

    PHOENIX INVESTMENT PARTNERS, LTD.

    On December 3, 1998, Phoenix Investment Partners completed the sale of its 49% interest in Canadian investment firm Beutel, Goodman & Company, Ltd. for $47 million. Phoenix Investment Partners received $37 million in cash and a $10 million three-year interest bearing note. The transaction resulted in a before-tax gain of approximately $17.5 million. Phoenix's interest represents an after-tax realized gain of approximately $6.8 million.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    On September 3, 1997, Phoenix Investment Partners acquired Pasadena Capital Corporation, the parent company of Roger Engemann & Associates, Inc. for approximately $214 million. Pasadena Capital managed over $7 billion in assets at December 31, 1998, primarily individual accounts.

    On July 17, 1997, Phoenix Investment Partners acquired a majority interest in GMG/Seneca Capital Management LLC, renamed Seneca Capital Management, for approximately $37.5 million. Seneca Capital Management managed $6 billion in assets at December 31, 1998.

    The purchase price for Pasadena Capital and Seneca Capital Management represented the consideration paid and the direct costs incurred by Phoenix Investment Partners to purchase Pasadena Capital and a majority interest in Seneca Capital Management. The excess of the purchase price over the fair value of the acquired net tangible assets of these companies totaled approximately $212.8 million. Of this excess purchase price, $110.2 million was classified as identifiable intangible assets, primarily associated with investment management contracts, which are being amortized over their estimated average useful life of 13 years using the straight line method. The remaining excess purchase price of $142.5 million was classified as goodwill and is being amortized over 40 years using the straight line method.

    Phoenix owns approximately 60% of the outstanding Phoenix Investment Partners' common stock. In addition, Phoenix owns 45% of Phoenix Investment Partners' convertible subordinated debentures.

    CONFEDERATION LIFE

    On December 31, 1997, Phoenix acquired the individual life and single-premium deferred annuity business of the former Confederation Life Insurance Company. Confederation Life, a Canadian mutual life insurer, was placed in liquidation during August of 1994. The blocks of business acquired were part of Confederation Life's U.S. branch operations and were covered under the rehabilitation plan approved by a Michigan circuit court. Approximately 40,000 policies with annualized premium of $122.8 million were included in the acquisition under an assumption reinsurance contract. Pursuant to initiation of the contract and the closing on December 31, 1997, Phoenix recorded all balances reinsured using the purchase accounting method. The value of reserves and liabilities acquired totaled $1.4 billion and exceeded the assets received, principally cash and short-term investments. The $141.3 million difference, which does not exceed the estimated present value of future profits of the acquired business, was recorded as deferred acquisition costs.

    SURPLUS NOTES

    On November 25, 1996, Phoenix issued $175 million of surplus notes with a 6.95% interest rate scheduled to mature on December 1, 2006. There are no sinking fund provisions in the notes. The notes are classified as notes payable in the Consolidated Balance Sheet.

    The notes were issued in accordance with Section 1307 (Contingent Liability for Borrowings) of the New York Insurance Law and, accordingly, interest and principal payments cannot be made without the approval of the New York Insurance Department.

    The notes were issued pursuant to Rule 144A (Private Resales of Securities to Institutions) under the Securities Act of 1933 underwritten by Bear, Stearns & Co. Inc., Chase Securities Inc. and Merrill Lynch & Co. and are administered by Bank of New York as registrar/paying agent.

    ABERDEEN ASSET MANAGEMENT PLC

    As of December 31, 1998, PM Holdings owned 10% of the outstanding common stock of Aberdeen Asset Management, a Scottish asset management firm. The investment is reported on the equity basis and classified as other invested assets in the Consolidated Balance Sheet.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    In addition, on April 15, 1996, Phoenix purchased a 7% convertible subordinated note issued by Aberdeen Asset Management for $37.5 million. The note, which matures on March 29, 2003, may be converted into shares which would be equivalent to approximately 10% of Aberdeen Asset Management's then outstanding common stock. The note is also classified as other invested assets in the Consolidated Balance Sheet.

    In the spring of 1996, Phoenix and Aberdeen Asset Management joined together to form Phoenix-Aberdeen International Advisors, LLC, an SEC registered investment advisor that, in conjunction with Phoenix Investment Partners and Aberdeen Asset Management, develops and markets investment products in the United States and the United Kingdom.

4.  INVESTMENTS

    Information pertaining to Phoenix's investments, net investment income and realized and unrealized investment gains and losses follows:

    DEBT AND EQUITY SECURITIES

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1998 were as follows:

                                                                        GROSS            GROSS
                                                     AMORTIZED       UNREALIZED        UNREALIZED        FAIR
                                                        COST            GAINS            LOSSES         VALUE
                                                                           (IN THOUSANDS)
    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds            $   10,562       $      643      $       (78)       $   11,127
    Foreign government bonds                              3,036                              (743)            2,293
    Corporate securities                              1,695,789           98,896          (13,823)        1,780,862
    Mortgage-backed securities                          172,300            6,201              (12)          178,489
                                                     ----------       ----------      -----------        ----------

      Total                                           1,881,687          105,740          (14,656)        1,972,771
                                                     ----------       ----------      -----------        ----------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                    497,089           34,454             (422)          531,121
    State and political subdivision bonds               529,977           43,622             (104)          573,495
    Foreign government bonds                            293,968           28,814          (18,691)          304,091
    Corporate securities                              1,993,720          110,525          (36,656)        2,067,589
    Mortgage-backed securities                        3,121,690          110,172          (14,618)        3,217,244
                                                     ----------       ----------      -----------        ----------

      Total                                           6,436,444          327,587          (70,491)        6,693,540
                                                     ----------       ----------      -----------        ----------

      TOTAL DEBT SECURITIES                          $8,318,131       $  433,327      $   (85,147)       $8,666,311
                                                     ----------       ----------      -----------        ----------

    EQUITY SECURITIES                                $  223,915       $  102,018      $   (21,388)       $  304,545
                                                     ==========       ==========      ===========        ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The amortized cost and fair value of investments in debt and equity securities as of December 31, 1997 were as follows:

                                                                         GROSS              GROSS
                                                      AMORTIZED        UNREALIZED         UNREALIZED            FAIR
                                                         COST            GAINS              LOSSES              VALUE
                                                                               (IN THOUSANDS)

    DEBT SECURITIES

    HELD-TO-MATURITY:
    State and political subdivision bonds               $   11,041        $     569        $       (8)        $   11,602
    Foreign government bonds                                 3,032               15              (115)             2,932
    Corporate securities                                 1,521,033          103,267            (2,042)         1,622,258
    Mortgage-backed securities                              19,799              949                               20,748
                                                        ----------        ---------        ----------         ----------

      Total                                              1,554,905          104,800            (2,165)         1,657,540
                                                        ----------        ---------        ----------         ----------

    AVAILABLE-FOR-SALE:
    U.S. government and agency bonds                       501,190           25,020              (636)           525,574
    State and political subdivision bonds                  474,123           32,896            (3,477)           503,542
    Foreign government bonds                               248,831           26,303            (5,992)           269,142
    Corporate securities                                 1,384,503           97,943            (4,403)         1,478,043
    Mortgage-backed securities                           2,786,278           99,785            (3,303)         2,882,760
                                                        ----------        ---------        ----------         ----------

      Total                                              5,394,925          281,947           (17,811)         5,659,061
                                                        ----------        ---------        ----------         ----------

      TOTAL DEBT SECURITIES                             $6,949,830       $  386,747        $  (19,976)        $7,316,601
                                                        ----------        ---------        ----------         ----------

    EQUITY SECURITIES                                   $  158,217       $  190,669        $  (12,998)        $  335,888
                                                        ==========        =========        ==========         ==========


    The amortized cost and fair value of debt securities, by contractual sinking fund payment and maturity, as of December 31, 1998 are shown below. Actual maturity may differ from contractual maturity because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or Phoenix may have the right to put or sell the obligations back to the issuers.

                                                              HELD-TO-MATURITY                   AVAILABLE-FOR-SALE
                                                         AMORTIZED           FAIR            AMORTIZED           FAIR
                                                           COST              VALUE             COST              VALUE
                                                                                 (IN THOUSANDS)

    Due in one year or less                             $    75,505       $    66,367       $    58,513       $    59,953
    Due after one year through five years                   512,131           535,084           460,182           481,790
    Due after five years through ten years                  672,533           710,988           948,676           983,590
    Due after ten years                                     449,218           481,843         1,847,383         1,950,963
    Mortgage-backed securities                              172,300           178,489         3,121,690         3,217,244
                                                        -----------       -----------       -----------       -----------

    Total                                               $ 1,881,687       $ 1,972,771       $ 6,436,444       $ 6,693,540
                                                        ===========       ===========       ===========       ===========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Carrying values for investments in mortgage-backed securities, excluding U.S. government guaranteed investments, were as follows:

                                                                                      DECEMBER 31,
                                                                                 1998              1997
                                                                                     (IN THOUSANDS)

             Planned amortization class                                        $  433,668         $  554,425
             Asset-backed                                                         910,594            594,128
             Mezzanine                                                            280,162            328,539
             Commercial                                                           641,485            556,155
             Sequential pay                                                       982,576            680,397
             Pass through                                                         119,065            132,522
             Other                                                                 21,994             56,393
                                                                               ----------         ----------

             Total mortgage-backed securities                                  $3,389,544         $2,902,559
                                                                               ==========         ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    MORTGAGE LOANS AND REAL ESTATE

    Phoenix's mortgage loans and real estate are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and are generally 75% of the properties' value at the time the original loan is made.


    Mortgage loans and real estate investments comprise the following property types and geographic regions:

                                                   MORTGAGE LOANS                            REAL ESTATE
                                                    DECEMBER 31,                             DECEMBER 31,
                                             1998                    1997             1998                1997
                                                   (IN THOUSANDS)                           (IN THOUSANDS)
    PROPERTY TYPE:
    Office buildings                        $221,244               $246,500          $ 38,343            $180,743
    Retail                                   203,927                231,886            36,858             108,907
    Apartment buildings                      261,894                303,990            21,553              20,560
    Industrial buildings                     121,789                162,008             1,600              39,810
    Other                                     19,089                 18,917                32                 238
    Valuation allowances                     (30,600)               (35,800)           (6,411)            (28,501)
                                            --------               --------          --------            --------
    Total                                   $797,343               $927,501          $ 91,975            $321,757
                                            ========               ========          ========            ========

    GEOGRAPHIC REGION:
    Northeast                               $169,368               $222,975          $ 47,709            $ 92,513
    Southeast                                213,916                257,376                32              85,781
    North central                            176,683                189,163            11,453              63,751
    South central                             98,956                 79,092            22,649              58,954
    West                                     169,020                214,695            16,543              49,259
    Valuation allowances                     (30,600)               (35,800)           (6,411)            (28,501)
                                            --------               --------          --------            --------
    Total                                   $797,343               $927,501          $ 91,975            $321,757
                                            ========               ========          ========            ========


    At December 31, 1998, scheduled mortgage loan maturities were as follows:
    1999--$99 million; 2000--$81 million; 2001--$87 million; 2002--$29 million;
    2003--$107 million; and $394 million thereafter. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. Phoenix refinanced $2.3 million and $8.6 million of its mortgage loans during 1998 and 1997, respectively, based on terms which differed from those granted to new borrowers.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    INVESTMENT VALUATION ALLOWANCES

    Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheet and changes thereto were as follows:

                                  BALANCE AT                                                          BALANCE AT
                                  JANUARY 1,              ADDITIONS               DEDUCTIONS         DECEMBER 31,
                                                                    (IN THOUSANDS)
    1998
    Mortgage loans                  $ 35,800               $ 50,603                 $(55,803)             $30,600
    Real estate                       28,501                  5,108                  (27,198)               6,411
                                    --------               --------                 --------              -------
    Total                           $ 64,301               $ 55,711                 $(83,001)             $37,011
                                    ========               ========                 ========              =======

    1997
    Mortgage loans                  $ 48,399               $  6,731                 $(19,330)             $35,800
    Real estate                       47,509                  4,201                  (23,209)              28,501
                                    --------               --------                 --------              -------
    Total                           $ 95,908               $ 10,932                 $(42,539)             $64,301
                                    ========               ========                 ========              =======

    1996
    Mortgage loans                  $ 65,807               $  7,640                 $(25,048)             $48,399
    Real estate                       83,755                  2,526                  (38,772)              47,509
                                    --------               --------                 --------              -------
    Total                           $149,562               $ 10,166                 $(63,820)             $95,908
                                    ========               ========                 ========              =======

    NONINCOME-PRODUCING MORTGAGE LOANS AND BONDS

    The net carrying values of nonincome-producing mortgage loans were $15.6 million and $7.0 million at December 31, 1998 and 1997, respectively. The net carrying value of nonincome-producing bonds was $22.3 million at December 31, 1998. There were no nonincome-producing bonds at December 31, 1997.

    INTEREST RATE SWAPS AND INTEREST RATE FLOORS

    The notional amounts of Phoenix's interest rate swaps were $416.0 million and $272.9 million at December 31, 1998 and 1997, respectively. Weighted average received and paid rates were 6.24% and 5.79%, for 1998. The increase in net investment income related to interest rate swap contracts was $1.9 million and $.7 million for the years ended December 31, 1998 and 1997, respectively. The fair value of these interest rate swap agreements as of December 31, 1998 and 1997 were $11.0 million and $9.4 million, respectively. These agreements do not require the exchange of underlying principal amounts, and accordingly Phoenix's maximum exposure to credit risk is the difference in interest payments exchanged.

    During 1998, Phoenix entered into several interest rate floor contracts. The notional amount of Phoenix's interest rate floor contracts was $570.0 million at December 31, 1998. The weighted average strike rate was 4.59% for 1998. The excess of the strike rates over the index rates (5- and 10-year constant maturity treasury yields) was not significant. The fair value of these interest rate floors at December 31, 1998 was $1.4 million. These contracts do not require payment of notional principal.

    Management of Phoenix considers the likelihood of any material loss on these guarantees or interest rate swaps or floors to be remote.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    OTHER INVESTED ASSETS

    Other invested assets, consisting primarily of partnership interests and equity in unconsolidated affiliates, were as follows:

                                                                                      DECEMBER 31,
                                                                             1998                      1997
                                                                                     (IN THOUSANDS)

          Venture capital equity partnerships                              $140,591                  $ 88,228
          Transportation and equipment leases                                80,953                    78,024
          Affordable housing partnerships                                    10,854
          Investment in Aberdeen Asset Management                            72,257                    70,317
          Investment in Beutel, Goodman & Co. Ltd.                                                     31,214
          Investment in other affiliates                                     23,387                     5,453
          Seed money in separate accounts                                    26,587                    41,297
          Other partnership interests                                        22,697                     4,555
                                                                           --------                  --------
          Total other invested assets                                      $377,326                  $319,088
                                                                           ========                  ========

    NET INVESTMENT INCOME

    The components of net investment income for the year ended December 31, were as follows:

                                                    1998                       1997                       1996
                                                                         (IN THOUSANDS)

          Debt securities                           $598,892                  $509,702                   $469,713
          Equity securities                            6,469                     4,277                      4,689
          Mortgage loans                              83,101                    85,662                     84,318
          Policy loans                               146,477                   122,562                    117,742
          Real estate                                 38,338                    18,939                     21,799
          Leveraged leases                             2,746                     2,692                      3,286
          Other invested assets                       22,364                    31,365                     18,751
          Short-term investments                      23,825                    18,768                     18,688
                                                    --------                  --------                   --------
          Sub-total                                  922,212                   793,967                    738,986
          Less investment expenses                    23,328                    22,621                     27,391
                                                    --------                  --------                   --------
          Net investment income                     $898,884                  $771,346                   $711,595
                                                    ========                  ========                   ========

    Investment income of $8.4 million was not accrued on certain delinquent mortgage loans and defaulted bonds at December 31, 1998. Phoenix does not accrue interest income on impaired mortgage loans and impaired bonds when the likelihood of collection is doubtful.

    The payment terms of mortgage loans may, from time to time, be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $40.8 million and $51.3 million at December 31, 1998 and 1997, respectively. Interest income on restructured

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $4.9 million, $5.3 million and $3.1 million in 1998, 1997 and 1996, respectively. Actual interest income on these loans included in net investment income was $4.0 million, $3.8 million and $5.2 million in 1998, 1997 and 1996, respectively.

    INVESTMENT GAINS AND LOSSES

    Net unrealized gains and (losses) on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                              1998                1997                   1996
                                                                             (IN THOUSANDS)

    Debt securities                                        $ (7,040)              $112,194               $(70,986)
    Equity securities                                       (91,880)                74,547                 40,803
    Deferred policy acquisition costs                         6,694                (80,603)                51,528
    Deferred income taxes                                   (32,279)                38,064                  7,432
                                                           --------               --------               --------

    Net unrealized investment (losses) gains
      on securities available-for-sale                     $(59,947)              $ 68,074               $ 13,913
                                                           ========               ========               ========

    Realized investment gains and losses for the year ended December 31, were as follows:

                                                              1998                 1997                   1996
                                                                             (IN THOUSANDS)

    Debt securities                                         $(4,295)              $ 19,315               $(10,476)
    Equity securities                                        11,939                 26,290                 59,794
    Mortgage loans                                           (6,895)                 3,805                  2,628
    Real estate                                              67,522                 44,668                 24,711
    Other invested assets                                    (4,709)                17,387                    765
                                                           --------               --------               --------

    Net realized investment gains                          $ 63,562               $111,465               $ 77,422
                                                           ========               ========               ========

    The proceeds from sales of available-for-sale debt securities and the gross realized gains and gross realized losses on those sales for the year ended December 31, were as follows:

                                                           1998                    1997                   1996
                                                                              (IN THOUSANDS)

         Proceeds from disposals                           $912,696               $821,339              $1,118,594
         Gross gains on sales                              $ 17,442               $ 27,954              $   12,547
         Gross losses on sales                             $ 33,641               $  5,309              $   25,575

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  GOODWILL AND OTHER INTANGIBLE ASSETS

    Goodwill and other intangible assets were as follows:

                                                                                            DECEMBER 31,
                                                                                      1998               1997
                                                                                           (IN THOUSANDS)
    Phoenix Investment Partners' gross amounts:
      Goodwill                                                                        $321,793           $321,932
      Investment management contracts                                                  169,006            167,788
      Noncompete covenant                                                                5,000              5,000
      Other                                                                                472              1,220
                                                                                      --------           --------
    Totals                                                                             496,271            495,940
                                                                                      --------           --------

    Other gross amounts:
      Goodwill                                                                          79,217             65,585
      Client listings                                                                   48,111             45,441
      Intangible asset related to pension plan benefits                                 16,229             18,032
      Other                                                                              1,690                279
                                                                                      --------           --------
    Totals                                                                             145,247            129,337
                                                                                      --------           --------

    Total gross goodwill and other intangible assets                                   641,518            625,277

    Accumulated amortization - Phoenix Investment Partners                             (49,615)           (27,579)
    Accumulated amortization - other                                                   (64,874)           (56,199)
                                                                                      --------           --------

    Total net goodwill and other intangible assets                                    $527,029           $541,499
                                                                                      ========           ========




    In 1997, American Phoenix Corporation wrote down the carrying value of its goodwill and other intangible assets by $18.8 million. This impairment loss is included in other operating expenses in the Consolidated Statement of Income, Comprehensive Income and Equity.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  NOTES PAYABLE

                                                                                            DECEMBER 31,
                                                                                   1998                     1997
                                                                                           (IN THOUSANDS)

      Short-term debt                                                             $ 20,463                 $ 15,539
      Bank borrowings                                                              205,778                  263,732
      Notes payable                                                                  5,438                   14,632
      Subordinated debentures                                                       41,359
      Surplus notes                                                                175,000                  175,000
      Secured debt                                                                   1,214                    2,182
                                                                                  --------                 --------

      Total notes payable                                                         $449,252                 $471,085
                                                                                  ========                 ========

    Phoenix has various lines of credit established with major commercial banks. As of December 31, 1998, Phoenix had outstanding balances totaling $219.7 million. The total unused credit was $190.7 million. Interest rates ranged from 5.24% to 7.98% in 1998.

    Maturities of other indebtedness are as follows: 1999--$20.5 million; 2000--$38.3 million; 2001--$29.2 million; 2002--$318.3 million; 2003--$1.1 million; 2004 and thereafter--$41.9 million.

    Interest expense was $29.9 million, $32.5 million and $18.0 million for the years ended December 31, 1998, 1997 and 1996, respectively.

7.  INCOME TAXES

    A summary of income taxes (benefits) applicable to income before income taxes and minority interest for the year ended December 31, was as follows:

                                                         1998                      1997                      1996
                                                                              (IN THOUSANDS)

 Income taxes
   Current                                               $80,322                  $54,514                   $59,673
   Deferred                                               (5,170)                   3,663                    21,010
                                                         -------                  -------                   -------

 Total                                                   $75,152                  $58,177                   $80,683
                                                         =======                  =======                   =======

    The income taxes attributable to the consolidated results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                        1998                 1997                    1996
                                                                   %                      %                     %

     Income tax expense at statutory rate             $73,637      35       $81,818       35        $67,488     35
     Dividend received deduction and
       tax-exempt interest                             (3,691)     (1)       (2,513)      (1)        (2,107)    (1)
     Other, net                                         5,206       2        (8,017)      (4)         2,736      1
                                                      -------      --       -------       --         ------     --
                                                       75,152      36        71,288       30         68,117     35

     Differential earnings (equity tax)                                     (13,111)      (5)        12,566      7
                                                      -------      --       -------       --         ------     --

     Income taxes                                     $75,152      36       $58,177       25        $80,683     42
                                                      =======      ==       =======       ==        =======     ==

    The deferred income tax liability (asset) represents the tax effects of temporary differences attributable to the consolidated tax return group. The components were as follows:

                                                                                         DECEMBER 31,
                                                                              1998                        1997
                                                                                       (IN THOUSANDS)

     Deferred policy acquisition costs                                      $  301,337                 $  303,500
     Unearned premium/deferred revenue                                        (148,112)                  (139,817)
     Impairment reserves                                                       (23,393)                   (26,102)
     Pension and other postretirement benefits                                 (59,164)                   (56,643)
     Investments                                                               105,395                     83,821
     Future policyholder benefits                                             (141,130)                  (140,980)
     Other                                                                      28,730                     45,053
                                                                            ----------                 ----------
                                                                                63,663                     68,832
     Net unrealized investment gains                                            51,597                     84,134
     Minimum pension liability                                                  (3,348)                    (2,526)
                                                                            ----------                 ----------

     Deferred income tax liability, net                                     $  111,912                 $  150,440
                                                                            ==========                 ==========

    Gross deferred income tax assets totaled $375 million and $366 million at December 31, 1998 and 1997, respectively. Gross deferred income tax liabilities totaled $487 million and $516 million at December 31, 1998 and 1997, respectively. It is management's assessment, based on Phoenix's earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at December 31, 1998 and 1997 will be realized.

    The Internal Revenue Service is currently examining Phoenix's tax returns for 1995 through 1997. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending tax matters.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.  PENSION AND OTHER POSTRETIREMENT AND POSTEMPLOYMENT BENEFIT PLANS

    PENSION PLANS

    Phoenix has a multi-employer, noncontributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. Phoenix also sponsors a nonqualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. Phoenix's funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

    Components of net periodic pension cost for the years ended December 31, were as follows:

                                                             1998                   1997                   1996
                                                                               (IN THOUSANDS)

    Components of net periodic benefit cost
          Service cost                                      $ 11,046               $ 10,278               $ 10,076
          Interest cost                                       22,958                 22,650                 22,661
          Expected return on plan assets                     (25,083)               (22,055)               (20,847)
          Amortization of net transition asset                (2,369)                (2,369)                (2,468)
          Amortization of prior service cost                   1,795                  1,795                    (22)
          Amortization of net (gain) loss                     (1,247)                    25                  1,867
                                                            --------               --------               --------
          Net periodic benefit cost                         $  7,100               $ 10,324               $ 11,267
                                                            ========               ========               ========

    In 1996, Phoenix offered an early retirement program which granted an additional benefit of five years of age and service. As a result of the early retirement program, Phoenix recorded an additional pension expense of $8.7 million for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The aggregate change in projected benefit obligation, change in plan assets, and funded status of the plan were as follows:

                                                                                            DECEMBER 31,
                                                                                      1998                1997
                                                                                           (IN THOUSANDS)

    Change in projected benefit obligation
      Projected benefit obligation at beginning of year                         $ 335,436               $ 301,245
      Service cost                                                                 11,046                  10,278
      Interest cost                                                                22,958                  22,650
      Plan amendments                                                                                         171
      Actuarial loss                                                                1,958                  18,644
      Benefit payments                                                            (17,936)                (17,552)
                                                                                ---------               ---------
      Benefit obligation at end of year                                         $ 353,462               $ 335,436
                                                                                =========               =========

    Change in plan assets
      Fair value of plan assets at beginning of year                            $ 321,555               $ 283,245
      Actual return on plan assets                                                 58,225                  53,093
      Employer contributions                                                        2,975                   2,769
      Benefit payments                                                            (17,936)                (17,552)
                                                                                ---------               ---------
      Fair value of plan assets at end of year                                  $ 364,819               $ 321,555
                                                                                =========               =========

      Funded status of the plan                                                 $  11,357               $ (13,881)
      Unrecognized net transition asset                                           (14,217)                (16,586)
      Unrecognized prior service cost                                              16,185                  17,980
      Unrecognized net gain                                                       (75,921)                (45,986)
                                                                                ---------               ---------
      Net amount recognized                                                     $ (62,596)              $ (58,473)
                                                                                =========               =========

    Amounts recognized in the Consolidated Balance
      Sheet consist of:
      Accrued benefit liability                                                 $ (88,391)              $ (83,724)
      Intangible asset                                                             16,229                  18,032
      Accumulated other comprehensive income                                        9,566                   7,219
                                                                                ---------               ---------
                                                                                $ (62,596)              $ (58,473)
                                                                                =========               =========


    At December 31, 1998 and 1997, the nonqualified plan was unfunded and had projected benefit obligations of $57.2 million and $50.4 million, respectively. The accumulated benefit obligations as of December 31, 1998 and 1997 related to this plan were $48.4 million and $42.8 million, respectively, and are included in other liabilities.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    Phoenix recorded, as a reduction of equity, an additional minimum pension liability of $6.2 million and $4.7 million, net of income taxes, at December 31, 1998 and 1997, respectively, representing the excess of accumulated benefit obligations over the fair value of plan assets and accrued pension liabilities for the nonqualified plan. Phoenix has also recorded an intangible asset of $16.2 million and $18.0 million as of December 31, 1998 and 1997 related to the nonqualified plan.

    The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 4.0% for 1998 and 1997. The discount rate assumption for 1998 was determined based on a study that matched available high quality investment securities with the expected timing of pension liability payments. The expected long-term rate of return on retirement plan assets was 8.0% in 1998 and 1997.

    The pension plan's assets include corporate and government debt securities, equity securities, real estate, venture capital partnerships, and shares of mutual funds.

    Phoenix also sponsors savings plans for its employees and agents which are qualified under Internal Revenue Code Section 401(k). Employees and agents may contribute a portion of their annual salary, subject to limitation, to the plans. Phoenix contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee or agent. Company contributions charged to expense with respect to these plans during the years ended December 31, 1998, 1997 and 1996 were $4.1 million, $3.8 million and $4.2 million, respectively.

    OTHER POSTRETIREMENT BENEFIT PLANS

    In addition to Phoenix's pension plans, Phoenix currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by Phoenix. A substantial portion of Phoenix's employees may become eligible for these benefits upon retirement. The health care plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

    Phoenix recognizes the costs and obligations of postretirement benefits other than pensions over the employees' service period ending with the date an employee is fully eligible to receive benefits.

    The components of net periodic postretirement benefit cost for the year ended December 31, were as follows:

                                                                     1998                1997              1996
                                                                                   (IN THOUSANDS)
    Components of net periodic benefit cost
             Service cost                                            $3,436             $3,136             $2,765
             Interest cost                                            4,572              4,441              4,547
             Amortization of net gain                                (1,232)            (1,527)            (1,576)
                                                                     ------             ------             ------
             Net periodic benefit cost                               $6,776             $6,050             $5,736
                                                                     ======             ======             ======

    In addition to the net periodic postretirement benefit cost, Phoenix expensed an additional $3.0 million for postretirement benefits related to the early retirement program for the year ended December 31, 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The plan's change in projected benefit obligation, change in plan assets, and funded status were as follows:

                                                                                           DECEMBER 31,
                                                                                   1998                    1997
                                                                                          (IN THOUSANDS)

    Change in projected postretirement benefit obligation
      Projected benefit obligation at beginning of year                           $ 66,618               $ 63,656
      Service cost                                                                   3,436                  3,136
      Interest cost                                                                  4,572                  4,441
      Actuarial (gain) loss                                                            397                   (518)
      Benefit payments                                                              (4,080)                (4,098)
                                                                                  --------               --------
      Projected benefit obligation at end of year                                 $ 70,943               $ 66,617
                                                                                  --------               --------

    Change in plan assets
      Employer contributions                                                      $  4,080               $  4,098
      Benefit payments                                                              (4,080)                (4,098)
                                                                                  --------               --------
      Fair value of plan assets at end of year                                    $                        $
                                                                                  --------               --------

      Funded status of the plan                                                   $(70,943)              $(66,617)
      Unrecognized net gain                                                        (26,408)               (28,037)
                                                                                  --------               --------
      Accrued benefit liability                                                   $(97,351)              $(94,654)
                                                                                  ========               ========

    The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1998 and 1997.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    For purposes of measuring the accumulated postretirement benefit obligation the health care costs were assumed to increase 9.5% in 1997, declining thereafter until the ultimate rate of 5.5% is reached in 2002 and remains at that level thereafter. Based on this assumption the health care costs were assumed to increase 8.5% in 1998.

    The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $4.6 million and the annual service and interest cost by $.7 million, before taxes. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $4.3 million and the annual service and interest cost by $.6 million, before taxes. Gains and losses that occur because actual experience differs from the estimates are amortized over the average future service period of employees.

    OTHER POSTEMPLOYMENT BENEFITS

    Phoenix recognizes the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Other postemployment benefit expense was ($.5) million for 1998, $.4 million for 1997 and $.4 million for 1996.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9.  COMPREHENSIVE INCOME

    The components of, and related tax effects for, other comprehensive income for the years ended December 31, were as follows:

                                                              1998                 1997                   1996
                                                                              (IN THOUSANDS)
    UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Before-tax amount                                       $(72,255)             $151,210               $ 65,374
    Tax expense (benefit)                                    (25,288)               52,923                 22,881
                                                            --------              --------               --------
    Totals                                                   (46,967)               98,287                 42,493
                                                            --------              --------               --------

    RECLASSIFICATION ADJUSTMENT FOR NET GAINS
       REALIZED IN NET INCOME:
    Before-tax amount                                        (19,970)              (46,481)               (43,969)
    Tax (benefit)                                             (6,990)              (16,268)               (15,389)
                                                            --------              --------               --------
    Totals                                                   (12,980)              (30,213)               (28,580)
                                                            --------              --------               --------

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Before-tax amount                                        (92,225)              104,729                 21,405
    Tax expense (benefit)                                    (32,278)               36,655                  7,492
                                                            --------              --------               --------
    Totals                                                  $(59,947)             $ 68,074               $ 13,913
                                                            --------              --------               --------

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Before-tax amount                                       $ (2,347)             $ (3,232)              $  1,910
    Tax expense (benefit)                                       (821)               (1,131)                   669
                                                            --------              --------               --------
    Totals                                                  $ (1,526)             $ (2,101)              $  1,241
                                                            ========              ========               ========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following table summarizes accumulated other comprehensive income for the years ended December 31:

                                                                    1998              1997                 1996
                                                                                 (IN THOUSANDS)

    NET UNREALIZED (LOSSES) GAINS ON SECURITIES
       AVAILABLE-FOR-SALE:
    Balance, beginning of year                                     $160,457          $ 92,383            $ 78,470
    Change during period                                            (59,947)           68,074              13,913
                                                                   --------          --------            --------
    Balance, end of year                                            100,510           160,457              92,383
                                                                   --------          --------            --------

    MINIMUM PENSION LIABILITY ADJUSTMENT:
    Balance, beginning of year                                       (4,693)           (2,592)             (3,833)
    Change during period                                             (1,526)           (2,101)              1,241
                                                                   --------          --------            --------
    Balance, end of year                                             (6,219)           (4,693)             (2,592)
                                                                   --------          --------            --------

    ACCUMULATED OTHER COMPREHENSIVE INCOME:
    Balance, beginning of year                                      155,764            89,791              74,637
    Change during period                                            (61,473)           65,973              15,154
                                                                   --------          --------            --------
    Balance, end of year                                           $ 94,291          $155,764            $ 89,791
                                                                   ========          ========            ========

10.  SEGMENT INFORMATION

    Phoenix is organized by lines of business that include similar product groupings. Lines of businesses have been grouped into the following reportable segments: Individual Insurance, Life Reinsurance, Group Life and Health Insurance and Securities Management. The category "Individual Insurance" aggregates the Individual Traditional, Universal Life, Variable Universal Life and Variable Annuity lines of business. The category "All Other" includes the combined financial results of segments that individually are below the quantitative thresholds. Those segments include General Lines Brokerage and several small individual insurance lines. In addition, the category "All Other" contains unallocated investment income, unallocated expenses and realized investment gains related to capital in excess of segment requirements, as well as certain assets such as equity securities and venture capital. Phoenix calculates taxes at a flat rate of 35% on the operating income of its insurance line segments and therefore, does not allocate permanent tax differences to these segments. Also, Phoenix does not allocate unusual or extraordinary items to its segments.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The following table summarizes significant financial amounts by reportable segment:


 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1998                                                         GROUP LIFE
 (IN MILLIONS)                                    INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                                  INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER     TOTALS
                                                  ----------  -----------  ----------    ----------   -----     ------

 Revenues from external sources                     $ 1,354      $ 64         $440        $214         $400     $ 2,472
 Intersegment revenues                                                                      18           41          59
 Net investment income                                  708        19           45           2           75         849
 Interest expense                                                                           15            1          16
 Policyholder dividends                                 344                                                         344
 Increase in DAC                                         (9)       (5)                                   (5)        (19)
 Depreciation and amortization expense                    4                      1          26           14          45
 Other noncash items:
     Increase in policy liabilities and accruals        596        38           16                       36         686
     Minority interest in operating income                                                  14            5          19

 Segment operating income (a)                       $    50      $ 12         $ 26        $ 23         $  1     $   112
                                                    =======      ====         ====        ====         ====     =======

 Deferred policy acquisition costs                  $ 1,035      $ 27                                  $ 18     $ 1,080
 Total segment assets                               $16,177      $398         $701        $557         $938     $18,771
                                                    =======      ====         ====        ====         ====     =======

 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1997                                                         GROUP LIFE
 (IN MILLIONS)                                    INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                                  INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER     TOTALS
                                                  ----------  -----------  ----------    ----------   -----     ------

 Revenues from external sources                     $ 1,200      $ 57         $428        $124       $  298     $ 2,107
 Intersegment revenues                                                                      16           30          46
 Net investment income                                  586        19           42           2          101         750
 Interest expense                                                                            4            1           5
 Policyholder dividends                                 328                                                         328
 Increase in DAC                                        (32)       (5)                                  (13)        (50)
 Depreciation and amortization expense                    3                      1          12           36          52
 Other noncash items:
     Increase in policy liabilities and accruals        508         3           24                       50         585
     Minority interest in operating income                                                  12            2          14

 Segment operating income (a)                       $    59      $ 10         $ 33        $ 16       $  (17)    $   101
                                                    =======      ====         ====        ====         ====     =======

 Deferred policy acquisition costs                  $ 1,014      $ 22                                $    6     $ 1,042
 Total segment assets                               $14,946      $318         $656        $615       $1,101     $17,636
                                                    =======      ====         ====        ====       ======     =======

 (a) Before income taxes and after policyholder dividends on Individual
Insurance.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


 AT AND FOR THE YEAR ENDED
 DECEMBER 31, 1996                                                      GROUP LIFE
 (IN MILLIONS)                                INDIVIDUAL     LIFE       & HEALTH     SECURITIES    ALL
                                              INSURANCE   REINSURANCE   INSURANCE    MANAGEMENT   OTHER      TOTALS
                                              ----------  -----------   ----------   ----------   -----      ------

 Revenues from external sources                 $ 1,111      $121         $415        $153       $  140     $ 1,940
 Intersegment revenues                                                                  14           33          47
 Net investment income                              562        16           37           2           91         708
 Interest expense                                                                        3            2           5
 Policyholder dividends                             297                                                         297
 Increase in DAC                                    (39)       (2)                                  (20)        (61)
 Depreciation and amortization expense                3                      1          11           11          26
 Other noncash items:
     Increase in policy liabilities and
     accruals                                       465         8           40                       49         562
     Minority interest in operating income                                              17           (3)         14

 Segment operating income (a)                   $    59      $  9         $ 12        $ 28       $   (9)    $    99
                                                =======      ====         ====        ====       ======     =======

 Deferred policy acquisition costs              $   905      $ 18                                $   21     $   944
 Total segment assets                           $12,302      $304         $597        $366       $  965     $14,534
                                                =======      ====         ====        ====       ======     =======

 (a) Before income taxes and after policyholder dividends on Individual
Insurance.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    SEGMENT RECONCILIATION

    The following is a reconciliation of the totals of reportable segment revenues, operating income and assets to Phoenix's consolidated totals:


                                                                                YEAR ENDED DECEMBER 31,
                                                                           1998           1997           1996
                                                                                      (IN MILLIONS)

    REVENUES
    Total revenues for reportable segments                               $ 3,380          $ 2,903         $ 2,695
    Realized investment gains                                                 64              111              77
    Unallocated net investment income                                         50               24               4
    Elimination of intersegment revenues                                     (59)             (47)            (47)
                                                                         -------          -------         -------
     Total consolidated revenues                                         $ 3,435          $ 2,991         $ 2,729
                                                                         =======          =======         =======

    OPERATING INCOME
    Total operating income for reportable segments                       $   112          $   101         $    99
    Realized investment gains                                                 64              111              77
    Unallocated amounts:
       Net investment income                                                  50               22               4
       Interest expense                                                      (14)             (23)            (13)
       Other unallocated amounts                                             (14)               9               9
    Reclassification of minority interest                                     12               14              17
                                                                         -------          -------         -------
     Total consolidated operating income                                 $   210          $   234         $   193
                                                                         =======          =======         =======

    ASSETS
    Total assets for reportable segments                                 $18,771          $17,636         $14,534
    Unallocated amounts:
       Investments and accrued investment income
          attributable to unallocated capital                                725              846             859
       Goodwill and other intangible assets                                   15               21              20
       Other unallocated amounts                                              10               35              41
                                                                         -------          -------         -------
        Total consolidated assets                                        $19,521          $18,538         $15,454
                                                                         =======          =======         =======

11.  PROPERTY AND EQUIPMENT

    Property, equipment and leasehold improvements, consisting primarily of office buildings occupied by Phoenix, are stated at depreciated cost. Real estate occupied by Phoenix was $106.7 million and $109.0 million, respectively, at December 31, 1998 and 1997. Phoenix provides for depreciation using straight line and accelerated methods over the estimated useful lives of the related assets which generally range from five to forty years. Accumulated depreciation and amortization was $173.5 million and $164.4 million at December 31, 1998 and 1997, respectively.


    Rental expenses for operating leases, principally with respect to buildings, amounted to $14.5 million, $14.9 million and $14.8 million in 1998, 1997, and 1996, respectively. Future minimum rental payments under noncancelable operating leases were approximately $45.3 million as of December 31, 1998, payable as follows: 1999--$14.8 million; 2000--$12.0 million; 2001--$7.9 million; 2002--$5.8 million; 2003--$3.2 million; and $1.6 million thereafter.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

12.  DIRECT BUSINESS WRITTEN AND REINSURANCE

    As is customary practice in the insurance industry, Phoenix assumes and cedes reinsurance as a means of diversifying underwriting risk. For direct issues, the maximum of individual life insurance retained by Phoenix on any one life is $8 million for single life and joint first-to-die policies and to $10 million for joint last-to-die policies, with excess amounts ceded to reinsurers. Phoenix reinsures 80% of the mortality risk on the inforce block of the Confederation Life business acquired on December 31, 1997, and 90% of the mortality risk on certain new issues of term and universal life products. In addition, Phoenix entered into a separate reinsurance agreement on October 1, 1998 to reinsure 80% of the mortality risk on a substantial portion of its otherwise retained individual life insurance business. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

    Additional information on direct business written and reinsurance assumed and ceded for the years ended December 31, was as follows:

                                                                   1998              1997                1996
                                                                                 (IN THOUSANDS)

    Direct premiums                                            $  1,719,393       $  1,592,800       $  1,473,869
    Reinsurance assumed                                             505,262            329,927            276,630
    Reinsurance ceded                                              (371,854)          (282,121)          (231,677)
                                                               ------------       ------------       ------------
    Net premiums                                               $  1,852,801       $  1,640,606       $  1,518,822
                                                               ============       ============       ============

    Direct policy and contract claims incurred                 $    728,062       $    626,834       $    575,824
    Reinsurance assumed                                             433,242            410,704            170,058
    Reinsurance ceded                                              (407,780)          (373,127)          (160,646)
                                                               ------------       ------------       ------------
    Net policy and contract claims incurred                    $    753,524       $    664,411       $    585,236
                                                               ============       ============       ============

    Direct life insurance in force                             $121,442,041      $ 120,394,664       $108,816,856
    Reinsurance assumed                                         110,632,110         84,806,585         61,109,836
    Reinsurance ceded                                          (135,817,986)       (74,764,639)       (51,525,976)
                                                               ------------       ------------       ------------
    Net insurance in force                                     $ 96,256,165       $130,436,610       $118,400,716
                                                               ============       ============       ============

    Irrevocable letters of credit aggregating $5.3 million at December 31, 1998 have been arranged with United States commercial banks in favor of Phoenix to collateralize the ceded reserves.

13.  PARTICIPATING LIFE INSURANCE

    Participating life insurance in force was 72.3% and 79.6% of the face value of total individual life insurance in force at December 31, 1998 and 1997, respectively. The premiums on participating life insurance policies were 75.7%, 83.5% and 84.1% of total individual life insurance premiums in 1998, 1997 and 1996, respectively.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

14.  DEFERRED POLICY ACQUISITION COSTS

    The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                              1998                   1997                 1996
                                                                                (IN THOUSANDS)

    Balance at beginning of year                            $1,038,407             $  926,274           $ 816,128
    Acquisition cost deferred                                  171,618                295,189             153,873
    Amortized to expense during the year                      (140,084)              (105,071)            (95,255)
    Adjustment to net unrealized investment
       gains (losses) included in other
       comprehensive income                                      6,694                (77,985)             51,528
                                                            ----------             ----------           ---------

    Balance at end of year                                  $1,076,635             $1,038,407           $ 926,274
                                                            ==========             ==========           =========

15.  MINORITY INTEREST

    Phoenix's interests in Phoenix Investment Partners and American Phoenix Corporation, through its wholly-owned subsidiary PM Holdings, are represented by ownership of approximately 60% and 85%, respectively, of the outstanding shares of common stock at December 31, 1998. Earnings and equity attributable to minority shareholders are included in minority interest in the consolidated financial statements.

16.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

    Other than debt securities being held-to-maturity, financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    CASH AND CASH EQUIVALENTS

    For these short-term investments, the carrying amount approximates fair value.

    DEBT SECURITIES

    Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    EQUITY SECURITIES

    Fair values are based on quoted market prices, where available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

    MORTGAGE LOANS

    Fair values are calculated as the present value of scheduled payments, with the discount based upon the Treasury rate comparable for the remaining loan duration, plus a spread of between 130 and 800 basis points, depending on the internal quality rating of the loan. For loans in foreclosure or default, values were determined assuming principal recovery was the lower of the loan balance or the estimated value of the underlying property.

    POLICY LOANS

    Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten-year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten-year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

    INVESTMENT CONTRACTS

    In determining the fair value of guaranteed interest contracts, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was assumed to determine the present value of projected contractual liability payments through final maturity.

    The fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less is valued at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, a discount rate equal to the appropriate Treasury rate, plus 150 basis points, was used to determine the present value of the projected account value of the policy at the end of the current guarantee period.

    Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances.

    DEBT

    The carrying value of debt reported on the balance sheet approximates fair value.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    FAIR VALUE SUMMARY

    The estimated fair values of the financial instruments as of December 31, were as follows:

                                                              1998                               1997
                                                   CARRYING            FAIR           CARRYING            FAIR
                                                     VALUE            VALUE            VALUE             VALUE
                                                                          (IN THOUSANDS)
    Financial assets:
    Cash and cash equivalents                      $   132,634       $   132,634      $   159,307       $   159,307
    Short-term investments                             240,911           240,911        1,078,276         1,078,276
    Debt securities                                  8,575,227         8,666,311        7,213,966         7,316,601
    Equity securities                                  304,545           304,545          335,888           335,888
    Mortgage loans                                     797,343           831,919          927,501           956,041
    Policy loans                                     2,008,260         2,122,389        1,986,728         2,104,704
                                                   -----------       -----------      -----------       -----------
    Total financial assets                         $12,058,920       $12,298,709      $11,701,666       $11,950,817
                                                   ===========       ===========      ===========       ===========

    Financial liabilities:
    Policy liabilities                             $   783,400       $   783,400      $   902,200       $   902,200
    Securities sold subject to repurchase
      agreements                                                                          137,473           137,473
    Notes payable                                      449,252           449,252          471,085           471,085
                                                   -----------       -----------      -----------       -----------
    Total financial liabilities                    $ 1,232,652       $ 1,232,652      $ 1,510,758       $ 1,510,758
                                                   ===========       ===========      ===========       ===========

17. CONTINGENCIES

    FINANCIAL GUARANTEES

    As a result of the sale of real estate properties, in December 1998, Phoenix is no longer contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The principal amount of bonds guaranteed by Phoenix at December 31, 1997 was $88.7 million.

    LITIGATION

    In 1996, Phoenix announced the settlement of a class action suit which was approved by a New York State Supreme Court judge on January 3, 1997. The suit related to the sale of individual participating life insurance and universal life insurance policies from 1980 to 1995. Phoenix estimates the cost of settlement to be $40 million after tax. A $25 million after tax liability was recorded in 1995. In addition, $7 million after tax was expensed in 1996. The after tax costs of $12.5 million for 1997 and $6.7 million for 1998 were directly offset by a release of the liability in those years. Management believes, after consideration of the provisions made in these financial statements, this suit will not have a material effect on Phoenix's consolidated financial position.

    Phoenix is a defendant in various legal proceedings arising in the normal course of business. In the opinion of management, based on the advice of legal counsel after consideration of the provisions made in these financial statements, the ultimate resolution of these proceedings will not have a material effect on Phoenix's consolidated financial position.

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

18. STATUTORY FINANCIAL INFORMATION

    The insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1998, 1997 and 1996, there were no material practices not prescribed by the Insurance Department of the State of New York. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, surplus notes are not included in equity, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

    The following reconciles the statutory net income of Phoenix as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                               1998                    1997                 1996
                                                                                 (IN THOUSANDS)

    Statutory net income                                      $108,652              $ 66,599              $ 70,261
    Deferred policy acquisition costs, net                      18,538                48,821                58,618
    Future policy benefits                                     (53,847)               (9,145)              (16,793)
    Pension and postretirement expenses                        (17,334)               (7,955)              (23,275)
    Investment valuation allowances                             94,873                84,975                81,841
    Interest maintenance reserve                                 1,415                17,544                (5,158)
    Deferred income taxes                                      (39,983)              (36,250)              (67,064)
    Other, net                                                  12,459                 2,118                 4,808
                                                              --------              --------              --------

    Net income, as reported                                   $124,773              $166,707              $103,238
                                                              ========              ========              ========

    The following reconciles the statutory surplus and asset valuation reserve
    (AVR) of Phoenix as reported to regulatory authorities to equity as reported in these financial statements:

                                                                                      DECEMBER 31,
                                                                            1998                          1997
                                                                                     (IN THOUSANDS)

    Statutory surplus, surplus notes and AVR                            $1,205,635                      $1,152,820
    Deferred policy acquisition costs, net                               1,259,316                       1,227,782
    Future policy benefits                                                (465,268)                       (395,436)
    Pension and postretirement expenses                                   (174,273)                       (169,383)
    Investment valuation allowances                                          2,002                         (27,738)
    Interest maintenance reserve                                            35,303                          33,794
    Deferred income taxes                                                  (25,593)                        (12,051)
    Surplus notes                                                         (157,500)                       (157,500)
    Other, net                                                              24,062                         (11,904)
                                                                        ----------                      ----------
    Equity, as reported                                                 $1,703,684                      $1,640,384
                                                                        ==========                      ==========

PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

19. PRIOR PERIOD ADJUSTMENT

    In 1998, Phoenix revised the accounting for partnerships involved in leveraged lease arrangements for 1997 and 1996. Opening retained earnings at December 31, 1995 has been increased by $7.7 million. The Consolidated Balance Sheet as of December 31, 1997 was revised by increasing the following balances: other invested assets by $18.9 million, deferred income taxes by $6.6 million and retained earnings by $12.3 million. The effect on the Consolidated Statement of Income, Comprehensive Income and Equity was an increase in net income of $2.1 million and $2.5 million for the years ended 1997 and 1996, respectively.

20. SUBSEQUENT EVENTS

    PHOENIX INVESTMENT PARTNERS, LTD.

    On March 2, 1999, Phoenix Investment Partners completed its acquisition of the retail mutual fund and closed-end fund business of the New York City based Zweig Group. Under the terms of the agreement, Phoenix Investment Partners paid $135.0 million at closing and will pay up to an additional $29.0 million over the next three years based on revenue growth of the Zweig funds. The acquisition increases Phoenix Investment Partners' assets under management by approximately $4.4 billion.


    OCCUPATIONAL ACCIDENT REINSURANCE

    Effective March 1, 1995, Phoenix became a participant in an occupational accident reinsurance pool. In addition, effective October 1, 1996, Phoenix and American Phoenix Life and Reassurance Company, an indirect wholly owned subsidiary of Phoenix, became a participant in a reinsurance facility of occupational accident reinsurance. A significant portion of the risk associated with the occupational accident reinsurance pool and the reinsurance facility is further retroceded by Phoenix and American Phoenix Life to several other unaffiliated insurance entities. Phoenix has terminated membership in the pool effective March 1, 1999 while American Phoenix Life and Phoenix terminated participation in the reinsurance facility effective October 1, 1998.

    Management's assessment of the reinsurance arrangements and related financial exposure to Phoenix and American Phoenix Life is ongoing. Based on current facts and circumstances, management believes these transactions will not materially affect the financial condition of Phoenix or American Phoenix Life.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)  Financial Statements

              The financial statements are included in Part B. Consolidated financial information is included in Part A.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing Separate Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and is incorporated herein by reference.

              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (3)(b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (4)(a) Form of Contract (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(b) Form of Contract (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(c) Form of Contract (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(d) Form of Contract (Big Edge Choice) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (5)(a) Form of Application (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(b) Form of Application (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(c) Form of Application (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(d) Form of Application (Big Edge Choice) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (6) Charter and By-Laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (7)     Not Applicable

              (8) Product Development and Fund Participation Agreement (TIP) filed with registrant's Post-Effective Amendment No.13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

               (9)    Opinion previously filed.

              (10)(a) Written Consent as to Legality of Securities Being
                      Registered of Edwin L. Kerr, Esquire filed via Edgar herewith.

              (10)(b) Written Consent of PricewaterhouseCoopers LLP filed via
                      Edgar herewith.

               (11)   Not Applicable

               (12)   Not Applicable

              (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

              (13)(b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

              (14)    Not Applicable

              (15) Powers of Attorney filed via Edgar with registrant's Post-Effective Amendment No. 28 on April 30, 1998 and is incorporated herein by reference.

              (27)    Not Applicable


ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

           NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITIONS WITH DEPOSITOR
           ----                              --------------------------                      ------------------------

           Sal H. Alfiero                    Chairman and Chief Executive Officer            Director
                                             Mark IV Industries, Inc.
                                             Amherst, NY

           J. Carter Bacot                   Chairman and Chief Executive Officer            Director
                                             The Bank of New York
                                             New York, NY

           Peter C. Browning                 President                                       Director
                                             Sonoco Products Company
                                             Hartsville, SC

           Arthur P. Byrne                   Group Executive                                 Director
                                             Danaher Corporation
                                             West Hartford, CT

           Richard N. Cooper, Ph.D.          Chairman, National Intelligence Council         Director
                                             Central Intelligence Agency
                                             Washington, D.C.

           Gordon J. Davis, Esq.             Partner                                         Director
                                             LeBoeuf, Lamb, Greene & MacRae
                                             New York, NY

           Robert W. Fiondella               Phoenix Home Life Mutual                        Chairman of the Board,
                                             Insurance Company                               President and Chief
                                             Hartford, CT                                    Executive Officer

           NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITIONS WITH DEPOSITOR
           ----                              --------------------------                      ------------------------

           Jerry J. Jasinowski               President                                       Director
                                             National Association of Manufacturers
                                             Washington, D.C.

           John W. Johnstone                 Chairman, President and Chief                   Director
                                             Executive Officer, Olin Corporation
                                             Stamford, CT

           Marilyn E. LaMarche               Limited Managing Director                       Director
                                             Lazard Freres & Co. LLP
                                             New York, NY

           Philip R. McLoughlin*             Phoenix Home Life                               Director, Executive Vice
                                             Mutual Insurance Company                        President and Chief
                                             Hartford, CT                                    Investment Officer

           Indra K. Nooyi                    Senior Vice President                           Director
                                             PepisCo, Inc.
                                             Purchase, NY

           Robert F. Vizza                   President and Chief Executive Officer           Director
                                             St. Francis Hospital
                                             Roslyn, NY

           Robert G. Wilson                  Chairman and President                          Director
                                             Ziani International Capital, Inc.
                                             Miami, FL

           Richard H. Booth*                                                                 Director, Executive Vice President
                                                                                             Strategic Development

           Dona D. Young*                                                                    Director, Executive Vice President
                                                                                             Individual Insurance and
                                                                                             General Counsel

           David W. Searfoss*                                                                Executive Vice President
                                                                                             and Chief Financial
                                                                                             Officer

           Carl T. Chadburn**                                                                Executive Vice President

           Kelly J. Carlson*                                                                 Senior Vice President
                                                                                             Career Organization

           Robert G. Chipkin*                                                                Senior Vice President and
                                                                                             Corporate Actuary

           Martin J. Gavin*                                                                  Senior Vice President

           Randall C. Giangiulio**                                                           Senior Vice President
                                                                                             Group Sales

           Edward P. Hourihan*                                                               Senior Vice President
                                                                                             Information Systems

           Joseph E. Kelleher**                                                              Senior Vice President

           Robert G. Lautensack, Jr.*                                                        Senior Vice President

           NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITIONS WITH DEPOSITOR
           ----                              --------------------------                      ------------------------

           Maura L. Melley                                                                   Senior Vice President

           Scott C. Noble*                                                                   Senior Vice President
                                                                                             Real Estate

           David R. Pepin                                                                    Senior Vice President

           Robert E. Primmer*                                                                Senior Vice President
                                                                                             Brokerage and PPGA
                                                                                             Distribution

           Frederick W. Sawyer, III*                                                         Senior Vice President

           Simon Y. Tan*                                                                     Senior Vice President
                                                                                             Individual Market
                                                                                             Development

           Anthony J. Zeppetella                                                             Senior Vice President

           Walter H. Zultowski*                                                              Senior Vice President


* The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06115.

** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06082-2200.


ITEM 26. NOT APPLICABLE


ITEM 27. NUMBER OF CONTRACTOWNERS

     On March 31, 1999, there were 79,459 Owners of Contracts offered by Registrant.


ITEM 28. INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI Section 6.1 of the By-Laws of the Phoenix Home Life Mutual Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

       1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Version A.)

          (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of PEPCO

               NAME AND PRINCIPAL                                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                                       WITH UNDERWRITER
               --------------------                                   --------
               Michael E. Haylon***                                   Director

               Philip R. McLoughlin*                                  Director and President

               William R. Moyer**                                     Director, Senior Vice President and Chief
                                                                      Financial Officer

               John F. Sharry**                                       Executive Vice President, Retail Distribution

               Paul Atkins***                                         Senior Vice President and Sales Manager

               Leonard J. Saltiel**                                   Managing Director, Operations and Service

               G. Jeffrey Bohne****                                   Vice President, Mutual Fund Customer Service

               Eugene A. Charon**                                     Vice President and Corporate Controller

               Nancy G. Curtiss***                                    Vice President and Treasurer, Fund Accounting

               Thomas N. Steenburg*                                   Vice President, Counsel and Secretary

               -------------
               * The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.

               ** The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

               *** The principal business address of each of these individuals is 56 Prospect Street, Hartford, Connecticut 06115-0480.

               **** The principal business address is 101 Munson Street,
                    Greenfield, Massachusetts 01302-0810.

           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                         NET UNDERWRITING                   COMPENSATION              BROKERAGE
PRINCIPAL UNDERWRITER           DISCOUNTS AND COMMISSIONS          ON REDEMPTION             COMMISSIONS            COMPENSATION
---------------------           -------------------------          -------------             -----------            ------------

PEPCO                                 $22,077,720                        -0-                      -0-                     -0-

                 PEPCO received no other out-of-pocket compensation from Phoenix Home Life.

       2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

          (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b) Directors and Officers of WSG

               NAME AND PRINCIPAL                        POSITIONS AND OFFICES
               BUSINESS ADDRESS                          WITH UNDERWRITER
               ----------------                          ----------------
               Simon Y. Tan*                             Director and President
               Philip R. McLoughlin**                    Director
               Robert E. Primmer*                        Director
               David W. Searfoss*                        Director
               Dona D. Young*                            Director
               Gerard A. Rocchi*                         Senior Vice President and Chief Operating Officer
               Peter S. Deering****                      Vice President and Chief Marketing Officer
               Laura E. Miller****                       Vice President, Chief Financial Officer and Treasurer
               Michael A. Gilliland*                     Assistant Vice President and Compliance Officer

               -------------
               * The principal business address of each of these individuals is One American Row, Hartford, Connecticut 06102-5056.

               ** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

               *** The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

               **** The principal business address of each of these individuals is 2355 Northside Drive, Suite 260, San Diego, California 92108.

           (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Item 7, Part II of registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.


ITEM 31.  MANAGEMENT SERVICES

      Not applicable.


ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be made;

           (b) to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 1999.

                            PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

                            By: *Robert W. Fiondella
                                -------------------------------------------
                            Robert W. Fiondella
                            Chief Executive Officer

                            PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                            By: *Robert W. Fiondella
                                -------------------------------------------
                            Robert W. Fiondella
                            Chief Executive Officer
                            of Phoenix Home Life Mutual Insurance Company

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 30th day of April, 1999.

           SIGNATURE                       TITLE
           ---------                       -----


__________________________________         Director
*Sal H. Alfiero


__________________________________         Director
*J. Carter Bacot


__________________________________         Director
*Carol H. Baldi


__________________________________         Director
*Peter C. Browning


__________________________________         Director
*Arthur P. Byrne


__________________________________         Director
*Richard N. Cooper


__________________________________         Director
*Gordon J. Davis


__________________________________         Chairman of the Board,
*Robert W. Fiondella                       President and Chief Executive Officer
                                           (Principal Executive Officer)

           SIGNATURE                       TITLE
           ---------                       -----


__________________________________         Director
*Jerry J. Jasinowski


__________________________________         Director
*John W. Johnstone


__________________________________         Director
*Marilyn E. LaMarche


__________________________________         Director
*Philip R. McLoughlin


__________________________________         Director
*Indra K. Nooyi


__________________________________         Director
*Robert F. Vizza


__________________________________         Director
*Wilson Wilde


__________________________________         Director
*Robert G. Wilson


By:  /S/ DONA D. YOUNG
---------------------------------------
*DONA D. YOUNG, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.



                                      S-2